As filed with the Securities and Exchange Commission on April 27, 2007.

Registration No. 33-56908

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 28

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 66

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 297-8363 Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland, Asbill & Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2007 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA FREEDOM

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

by

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2007

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund portfolio prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Freedom Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2007. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by American Century Investment Management, Inc

American Century Large Company Value

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by BlackRock Investment Management, LLC

BlackRock Large Cap Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by J.P. Morgan Investment Management Inc.

JPMorgan Enhanced Index

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by ClearBridge Advisors, LLC

Legg Mason Partners All Cap

Subadvised by MFS® Investment Management

MFS High Yield

MFS International Equity

Subadvised by Columbia Management Advisors, LLC

Marsico Growth

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Templeton Investment Counsel, LLC and

Transamerica Investment Management, LLC

Templeton Transamerica Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Science and Technology

Transamerica U.S. Government Securities

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Mid Cap Portfolio

Fidelity - VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Managed by Franklin Advisors, Inc.

Franklin Income Securities Fund

Managed by Franklin Mutual Advisors, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value decreased by any rider fees (imposed upon surrender).

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner (You)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information provided to us to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees and other charges, if any.

Policy Year—A policy year begins on the policy date and on each anniversary thereafter.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts and the fixed account. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers the subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy a nonqualified policy with $15,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund portfolio prospectuses:

American Century Large Company Value – Service Class

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

BlackRock Large Cap Value – Service Class

Capital Guardian Global – Service Class

Capital Guardian U.S. Equity – Service Class

Capital Guardian Value – Service Class

Clarion Global Real Estate Securities – Service Class

JPMorgan Enhanced Index – Service Class

Jennison Growth – Service Class

Legg Mason Partners All Cap – Service Class

MFS High Yield – Service Class

MFS International Equity – Service Class

Marsico Growth – Service Class

PIMCO Total Return – Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Growth Stock – Service Class

T. Rowe Price Small Cap – Service Class

Templeton Transamerica Global – Service Class

Transamerica Balanced – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

Transamerica Growth Opportunities – Service Class

Transamerica Money Market – Service Class

Transamerica Science and Technology – Service Class

Transamerica U.S. Government Securities – Service Class

Van Kampen Active International Allocation – Service Class

Van Kampen Large Cap Core – Service Class

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Van Kampen Mid-Cap Growth – Service Class

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

Franklin Income Securities Fund – Class 2

Mutual Shares Securities Fund – Class 2

Templeton Foreign Securities Fund – Class 2

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of the AEGON/ Transamerica Series Trust. The Initial Class subaccounts of the AEGON/Transamerica Series Trust are only available to owners who purchased the policy before May 1, 2003. The Service Class of the AEGON/Transamerica Series Trust has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: the following section on expenses and the Annuity Policy Fee Table and expense examples apply only to policies issued after the date of this prospectus. See Appendix B for older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

Full surrenders, partial surrenders and transfers from a guaranteed period option of the fixed account may be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.70% (if you choose the “Return of Premium Death Benefit”) or 1.90% (if you choose the “Annual Step-Up Death Benefit”) or 2.20% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state

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premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee rider when you annuitize, then there is a daily rider fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution, then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If an owner is not the annuitant, then no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following optional guaranteed minimum death benefits:

•	Double Enhanced; or

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit than they are for the other death benefits.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out,

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you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” or “SPO.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•

You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution +” (“ADD+”). There is an extra charge for these riders.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without an excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, may not be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy (at our administrative and service office) within the applicable period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or

8

other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, are market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and the additional features, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix B for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2007) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at: our Administrative and Service Office:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	0%
Transfer Fee(3)	$0 -$10
Special Service Fee	$0 -$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge		$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(4)		1.55%
Administrative Charge		0.15%
Total Base Separate Account Annual Expenses		1.70%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(5)		0.50%
Annual Step-Up Death Benefit(6)		0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(7)		2.20%
Annual Optional Rider Fees(8):
Additional Death Distribution(9)		0.25%
Additional Death Distribution+(10)		0.55%
Living Benefits Rider(11)		0.60%
5 For Life Rider(12)		0.60%

	Single Life Option	Joint Life Option
Income Select for Life Rider – base benefit(12)	0.40%	0.60%
Additional Benefits available with the Income Select for Life Rider
Growth Option(13)	0.25%	0.50%
Additional Death Payment Option(13)	0.25%	0.20%
Income Enhancement Option(13)	0.15%	0.30%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	1.05%	1.60%

The next item shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2006 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(14):	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.65%	1.57%

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The following Example is intended to help you compare the costs of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2006, and the base policy with the Annual Step-Up Death Benefit, Additional Death Distribution+, and Income Select for Life with all additional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(15)	1 Year	3 Year	5 Year	10 Year
If the policy is surrendered at the end of the applicable time period	$581	$1757	$2955	$6045
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy	$581	$1757	$2955	$6045

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	The fee table applies only to the accumulation phase. During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)

The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The mortality and expense risk fee shown (1.55%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(5)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fees.

(6)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fees.

(7)	This reflects the base separate account expenses plus the fees for the Double Enhanced Death Benefit and Liquidity Rider, but does not include any annual optional rider fees.

(8)	In some cases, riders to the policy are available that provide optional benefits that are not described in detail in this prospectus. There are additional fees (each year) for those riders.

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(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(11)

The fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

(12)	The fee is a percentage of the total withdrawal base.

(13)	This fee is a percentage of the total withdrawal base and is in addition to the Income Select for Life Rider base benefit fee.

(14)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2006 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(15)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Freedom Variable Annuity policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix B.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee rider, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment.

There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives (at our administrative and service office) all information needed to issue the policy;

•	Transamerica receives (at our administrative and service office) a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $15,000, and at least $1,000 for qualified policies. There generally is no minimum initial premium payment for policies issued under section

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403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the New York Stock Exchange closes to get the same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0-80 require prior approval by Transamerica. For issue ages over 80, cumulative premium payments above $500,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office, or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in

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shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by American Century Investment Management, Inc.

American Century Large Company Value

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio International Moderate Growth Fund

Subadvised by BlackRock Investment Management, LLC(1)

BlackRock Large Cap Value(2)

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by J.P. Morgan Investment Management Inc.

JPMorgan Enhanced Index

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by ClearBridge Advisors, LLC(3)

Legg Mason Partners All Cap(4)

Subadvised by MFS® Investment Management

MFS High Yield

MFS International Equity(5)

Subadvised by Columbia Management Advisors, LLC

Marsico Growth(6)

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Templeton Investment Counsel, LLC and

Transamerica Investment Management, LLC(7)

Templeton Transamerica Global(8)

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity(9)

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Science and Technology(10)(11)

Transamerica U.S. Government Securities

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by AllianceBernstein L.P

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Mid Cap Portfolio

Fidelity - VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund

Managed by Franklin Mutual Advisers LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

(1)	Formerly subadvised by Mercury Advisors.

(2)	Formerly known as Mercury Large Cap Value.

(3)	Formerly subadvised by Salomon Brothers Asset Management Inc.

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(4)	Formerly known as Salomon All Cap.

(5)	Formerly known as America Century International and formerly subadvised by American Century Global Investment Management, Inc.

(6)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class Shares.

(7)	Formerly subadvised by Templeton Investment Counsel, LLC and Great Companies, LLC.

(8)	Formerly known as Templeton Great Companies Global.

(9)	On or about October 27, 2006, Great Companies - AmericaSM and the Janus Growth merged into Transamerica Equity.

(10)	Formerly subadvised by Great Companies, LLC.

(11)	Formerly known as Great Companies – TechnologySM.

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of the AEGON/ Transamerica Series Fund, Inc. The Initial Class subaccounts of the AEGON/ Transamerica Series Fund, Inc. are only available to owners that purchased the policy before May 1, 2003. The Service Class of the AEGON/ Transamerica Series Fund, Inc. has a Rule 12b-1 Plan and the Initial Class does not.

The following subaccounts are only available to owners who held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management, LLC

Janus Aspen – Mid Cap Value Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Growth Opportunities Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS

Subadvised by Transamerica Investment Management, LLC.

Transamerica Small/Mid Cap Value

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect that the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolio's fees and investment objectives, may be found in the current prospectuses for the underlying funds portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Fund Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the AEGON/Transamerica Series Trust (“ATST”) underlying fund portfolios

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at least in part because they are managed by one of our affiliates, Transamerica Fund Advisors, Inc. (“TFAI”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the ''1933 Act''), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy specification page (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of a guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

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We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfer during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains, as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 transfers per year may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)

dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods

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known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

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In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing and disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund portfolio shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy

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owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4 .	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or fees for any optional riders or endorsements. The deduction of any applicable premium taxes or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor,

21

the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus. For older policies, see Appendix B

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a daily fee as compensation for bearing certain mortality and expense risks under the policy. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We also may pay distribution expenses out of this charge. This fee is assessed daily based on the net asset value of each subaccount.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.55%; for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.20% higher, at an annual rate of 1.75%; and for the Double Enhanced Death Benefit, the mortality and expense risk fee is 0.50% higher, at an annual rate of 2.05%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution- related expenses). This charge is at an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

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Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Additional Death Distribution+ (“ADD+”)

If you elect the ADD+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

Note carefully the following things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date; and

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. Effective May 1, 2007 our affiliate Transamerica Capital, Inc. (“TCI”)

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replaced our affiliate AFSG Securities Corporation as principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and TCI

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust (2)	0.25%
AIM Variable Insurance Funds	0.50%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Fidelity Variable Insurance Products Fund	0.50%
Franklin Templeton Variable Insurance Products Trust	0.35%
Janus Aspen Series	0.25%
MFS® Variable Insurance TrustSM	0.45%

(1)

Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)

Because ATST is managed by TFAI, there are additional benefits to us and our affiliates for amounts you allocate to the ATST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TFAI. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the ATST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if an ATST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those ATST portfolios that are sub-advised by non-affiliated entities. During 2006 we received $42,513,302.28 from TFAI pursuant to these arrangements. This is in addition to the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or

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other TCI employees; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2006, AFSG received revenue sharing payments ranging from $1,475 to $40,725 (for a total of $291,627) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Legg Mason, T. Rowe Price Associates Inc., Transamerica Investment Management, Van Kampen Investments, Janus Capital Management, Jennison Associates, Pacific Investment Management Company LLC, MFS Investment Management, Evergreen Investments, Marsico Capital Management, Lehman Brothers/Neuberger Berman American Century Investment Management, AIM Funds, Alliance Bernstein, Federated Funds, Fidelity Funds, ING Clarion and Merrill Lynch.

Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

Remember that any surrender you take will reduce the policy value and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur

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within seven days from the date we receive all required information at our administrative and service office.

We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Generally, all surrenders from a guaranteed period option in excess of the cumulative interest credited are subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed the cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need.New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest annuity commencement date cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies

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before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your cash value to provide these annuity payments. If the cash value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•

Life with Emergency CashSM (fixed only)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial

27

surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies, the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable) —Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency CashSM (fixed only)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under the annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with Transamerica. Some annuity payment options may not be available for all policies.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM, and

•	The annuitant dies before age 101;

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THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 3 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note, distribution requirements apply to the policy value upon the death of any owner. Generally, the new owner (unless it is the deceased owner’s spouse) must surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

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Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy.

The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•	cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment); or

•	guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders from the date of death to the date the death benefit is paid.

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. For other policies, see Appendix B.

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit is:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit is equal to:

•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus

•	any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 71 or older on the policy date. There is an extra charge for this death benefit of 0.50% annually, for a total mortality and expense risk fee of 2.05%.

B.	Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier

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of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 1.75%.

C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option on the policy application.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

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•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year.

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The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed minimum withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed minimum withdrawal benefit.

Surrenders—Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

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•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Guaranteed Minimum Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. If your policy contains a guaranteed

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minimum withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider for a qualified policy.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

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We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your premium (reduced by prior withdrawals in that policy year); and

(2)	is any gains in the policy.

Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions at our administrative and service office. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee rider, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee rider, which is in addition to the base

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product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee rider fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Additional Death Distribution

The optional “Additional Death Distribution” rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Additional Death Distribution rider is only available for issue ages through age 80.

Additional Death Distribution Amount. The Additional Death Distribution is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see the Statement of Additional Information for an example which illustrates the Additional Death Distribution payable as well as the effect of a surrender on the Additional Death Distribution.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The

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spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing;

•	the policy is annuitized or surrendered; or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution rider may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution may vary for certain policies and may not be available for all policies.

Additional Death Distribution + (“ADD+”)

The optional “ADD+” pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The ADD+ rider is only available for issue ages through age 75.

ADD+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary, but currently equals 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75, based on the annuitant’s age.

No benefit is payable under the ADD+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and ADD+, the spouse will receive a one-time policy value increase equal to the ADD+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each

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investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the ADD+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The ADD+ may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date, or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call.

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We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the

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minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is

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licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, the charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company. You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

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Voting Rights

To the extent required by law, Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. Effective May 1, 2007, our affiliate, TCI, replaced our affiliate, AFSG, as principal underwriter for the policies. We have entered into a principal underwriting agreement with TCI for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through banks and broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms who have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

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Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan guaranties or loan forgiveness.

Additional Compensation that We and our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms, and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2006, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $932 to $500,000, and payments of between .06% and .25% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2006, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Associated Financial Group

Atlas Securities

Bank of America

Centaurus Financial

Citizens Bank

Compass Bancshares

First Allied

Guaranty Bank

H & R Block

Huntington Investments

Jefferson Pilot

Lincoln Financial Advisers

LPL Financial

M & T Bank

Merrill Lynch

Money Concepts

Mutual of Omaha

Networth Financial Group/AIG

PNC Bank

ProEquities

Questar Capital

Raymond James Financial Group

Robert W. Baird

Signator

Smith Barney/Citigroup

Stifel Nicholas

Suntrust

Transamerica Financial Advisor

UBS Financial Services

US Bancorp Piper Jaffray

Wachovia Securities/Wachovia Bank

44

During 2006, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10            selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2006
Wachovia Securities/ Wachovia Bank	$1,222,156
Smith Barney/Citigroup	$873,804
UBS Financial	$798,614
Linsco\Private Ledger (LPL)	$609,312
Merrill Lynch	$584,625
Raymond James Financial Group	$381,425
A.G. Edwards	$189,232
Huntington Investments	$185,407
M & T Bank	$114,850
US Bancorp/Piper Jaffray	$94,522

No specific charge is assessed directly to policy owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-497-2900.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the ability of TCI to perform under its principal underwriting agreement, the separate account, or on the ability of Transamerica to meet its obligations under the policy.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy—General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Additional Death Distribution – Additional Information

Additional Death Distribution+ – Additional Information

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A – Condensed Financial Information

45

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2006. Should the total separate account expenses applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling: writing:	(800) 525-6205 Transamerica Life Insurance Company Attention: Customer Care Group 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

The accumulation unit vales and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	2.20%
		Beginning AUV	Ending AUV	# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.109717	0.000
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.028896	2,143,204.101
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.043203	1,906,930.691
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.035102	3,190,266.680
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.039992	1,911,071.352
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.026078	271,758.683
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.061455	0.000
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006	$1.000000	$1.028808	107,757.815
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006	$1.000000	$1.026644	1,461.066
Capital Guardian Value - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.079069	8,832.096
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.231988	0.000
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006	$1.000000	$1.087719	0.000
Jennison Growth - Service Class Subaccount Inception Date November 20, 1996	2006	$1.000000	$1.002625	0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.075152	2,842.029
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006	$1.000000	$1.055504	0.000
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.056173	0.000
Marsico Growth - Service Class(4) Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.008048	0.000
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.033553	0.000
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 20, 1995	2006	$1.000000	$1.093675	14,339.062

46

Subaccount	Year	2.20% (continued)
		Beginning AUV	Ending AUV	# Units
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 5, 1995	2006	$1.000000	$1.073143	0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006	$1.000000	$.943135	3,149.091
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.071454	2,852.118
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.022538	0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$.988035	9,247.845
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.007202	15,277.502
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$.956050	6,237.915
Transamerica Money Market - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.016363	93,545.393
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006	$1.000000	$.968636	0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.034510	0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.053195	10,634.168
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.057444	0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$.989934	0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.057997	0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006	$1.000000	$.982258	0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.102114	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006	$1.000000	$.986416	0.000
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.023854	10,470.704
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.098172	0.000
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.007280	0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$.978803	12,464.735
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.057031	0.000
Janus Aspen -Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.045077	0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.103619	0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.003807	0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.066387	5,684.633

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

47

Subaccount	Year	1.70%
		Beginning AUV	Ending AUV	# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.113336	0.000
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.032248	3,970,929.972
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.046608	995,971.343
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.038479	10,651,244.167
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.043385	15,858,883.434
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.029432	924,620.432
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.064914	61,452.322
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006	$1.000000	$1.032165	6,566.850
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006	$1.000000	$1.029987	0.000
Capital Guardian Value - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.082569	1,203,777.073
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.235999	47,044.134
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006	$1.000000	$1.091266	3,308.600
Jennison Growth - Service Class Subaccount Inception Date November 20, 1996	2006	$1.000000	$1.005889	25,692.508
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.078664	93,244.423
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006	$1.000000	$1.058929	145,668.239
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.059617	86,710.093
Marsico Growth - Service Class(4) Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.011337	93,652.579
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.036920	66,158.083
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 20, 1995	2006	$1.000000	$1.097238	47,887.878
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 5, 1995	2006	$1.000000	$1.076644	47,308.855
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006	$1.000000	$.946210	7,155.051
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.074942	0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.025873	20,925.563
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$.991257	38,696.224
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.010483	8,971.277
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$.959175	38,378.572
Transamerica Money Market - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.019675	469,138.652
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006	$1.000000	$.971784	37,561.641
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.037892	7,992.854
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.056631	137,538.568

48

Subaccount	Year	1.70% (continued)
		Beginning AUV	Ending AUV	# Units
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.060888	0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$.993158	5,351.076
PAM Transamerica U. S. Government Securities – Service Class Subaccount Inception Date November 3, 2003	2006	$1.000000	$1.037892	0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.061450	0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006	$1.000000	$.985459	0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.105703	14,831.304
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006	$1.000000	$.989629	57,798.775
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.027191	242,225.224
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.101740	0.000
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.010566	36,599.623
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$.982004	110,511.782
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.060474	21,771.278
Janus Aspen -Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.048491	0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.107223	1,406.919
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.007074	0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.069851	6,297.165

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

49

APPENDIX B

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the Policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the Policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date

AV212 101 75 1292 (Policy Form)	May 1993

V829 & S831 (replacement pages for 1.65 M&E)	January 1994

AE872 395 (endorsement)	May 1995

AV265 101 89 396 (Policy Form)	June 1996

AE900 396 (endorsement)	June 1996

AV339 101 101 497 (Policy Form)	July 1997

AE957 497 (endorsement)	July 1997

AV400 101 107 198 (Policy Form)	May 1998

Product Feature	AV212 101 75 1292	AV212 101 75 1292, V829 and S831	AV265 101 89 396 and AE900 396

Excess Interest Adjustment	N/A	N/A	Yes

Guaranteed Minimum Death Benefit Option(s)

Total Premiums Paid, less any

partial surrenders made

before death, accumulated at

5% to the date we receive due

proof of death or the Policy

Value on the date we receive

due proof of death, which ever

is greater

Total Premiums Paid, less any

partial surrenders made

before death, accumulated at

5% to the date we receive due

proof of death or the Policy

Value on the date we receive

due proof of death, which ever

is greater.

5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if Owner and Annuitant are both under age 75.

Guaranteed Period Options (available in the Fixed Account)	N/A	N/A	1, 3 and 5 year Guaranteed Periods available.

Minimum effective annual interest rate applicable to the fixed account	N/A	N/A	3%

Asset Rebalancing	N/A	N/A	Yes

Death Proceeds

Greater of 1) the Policy Value

on the date we receive due

proof of death, or 2) the total

premiums paid for this policy,

less any partial surrenders

made before death,

accumulated at 5% interest per

annum to the date we receive

due proof of death

Greater of 1) the Policy Value

on the date we receive due

proof of death, or 2) the total

premiums paid for this policy,

less any partial surrenders

made before death,

accumulated at 5% interest per

annum to the date we receive

due proof of death.

Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.

Distribution Financing Charge	N/A	Applicable	Applicable

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	No	No

Dollar Cost Averaging Fixed Account Option	N/A	N/A	Yes

Service Charge	$35 assessed on each Policy Anniversary.	$35 assessed on each Policy Anniversary.	$35 assessed on each Policy Anniversary; waived if Sum of Premium Payments less partial surrenders is at least $50,000 on the Policy Anniversary. Not deducted from the Fixed Account.

Nursing Care and Terminal Condition Withdrawal Option	N/A	N/A	Yes

Unemployment Waiver	N/A	N/A	N/A

50

Product Feature	AV339 101 101 497 and AE957 497	AV400 101 107 198 with AE957 497	AV400 101 107 198 with RGMI 1 798,

Excess Interest Adjustment	Yes	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)

5% Annually Compounding

(Option A) or Annual Step-Up

(Option B), or Return of

Premium (Option C). Option A

is only available if Owner and

Annuitant are both under age

75. Option B is only available

if Owner and Annuitant are

under age 81.

5% Annually Compounding

(Option A), Double Enhanced

(Option B), or Return of

Premium (Option C). Option A

is only available if Owner and

Annuitant are both under age

75. Option B is only available

if Owner and Annuitant are

under age 81.

5% Annually Compounding

(Option A), Double Enhanced

(Option B), or Return of

Premium (Option C). Option A

is only available if Owner and

Annuitant are both under age

75. Option B is only available

if Owner and Annuitant are

under age 81.

Guaranteed Period Options (available in the Fixed Account)	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%	3%

Asset Rebalancing	Yes	Yes	Yes

Death Proceeds	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.

Distribution Financing Charge	Applicable	Applicable	Applicable

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	Yes 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Service Charge

$35 assessed either on a

Policy Anniversary or on

Surrender; waived if sum of

Premium Payments less partial

surrenders or the Policy

Value is at least $50,000 on the

Policy Anniversary or at the

time of Surrender. The Service

Charge is deducted pro-rata

from the Investment Choices.

$35 assessed either on a

Policy Anniversary or on

Surrender; waived if sum of

Premium Payments less partial

surrenders or the Policy

Value is at least $50,000 on the

Policy Anniversary or at the

time of Surrender. The Service

Charge is deducted pro-rata

from the Investment Choices.

$35 assessed either on a

Policy Anniversary or on

Surrender; waived if sum of

Premium Payments less partial

surrenders or the Policy

Value is at least $50,000 on the

Policy Anniversary or at the

time of Surrender. The Service

Charge is deducted pro-rata

from the Investment Choices.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	N/A	N/A	N/A

[THIS SPACE INTENTIONALLY LEFT BLANK]

51

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Prospectus dated May 1, 2007

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date, your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2007

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the SAI for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 - $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity

2

payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this rider:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the SAI for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawan in a rider year (including any surrender charges and excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life”

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guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000(5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charges and excess interest adjustments that may be applicable) up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and

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“for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” by guarantees a pro rata amount (possibly to zero). Please contact us or your registered representative to obtain the supplement to the Statement of Additional Information, “Living Benefits Rider Adjusted Partial Withdrawal,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal on the “For Life” benefit is illustrated below.

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities —Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice (s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment choices to the PAM

5

investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities – Service Class Subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice (s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment choices.

Upgrades

Prior to the annuitant’s 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

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Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the Living Benefits rider. The application and operation of the Living Benefits rider are governed by the terms and conditions of the rider itself. The living benefits rider may vary for certain policies and may not be available for all policies.

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TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Prospectus dated May 1, 2007

5 FOR LIFE RIDER

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit if you invest only in certain designated choices. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the 5 For Life rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the 5 for Life rider for a qualified policy.

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year, immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death (unless your total withdrawal base is reduced to zero because of “excess withdrawals” - see Total Withdrawal Base and Adjusted Partial Withdrawals, below). All withdrawals before the annuitant is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 (5% of $100,000) each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the SAI for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2007

Please note:

•	Any withdrawal in excess of the maximum withdrawal amount is an excess withdrawal.

•	An excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount, on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your minimum remaining withdrawal amount.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. (See Adjusted Partial Withdrawals, below.)

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to 5% of the total withdrawal base.

For qualified policies: The maximum annual withdrawal amount for the year that the plan participant (generally the annuitant) becomes 70 1/2 years old (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

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Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Choices,” below).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount in a rider year (“excess withdrawals”) will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See the SAI for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note:

•	Because the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 for Life rider terminates and there are no more additional guaranteed withdrawals.

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

3

Designated Investment Choices. If you elect the 5 For Life rider, you must allocate 100% of your policy value to one or more of the following “designated choices:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated choices; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated choice.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary.) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider date will be the date the Company receives all necessary information.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Death Benefit. If you elect the 5 For Life rider and if, upon the death of the annuitant, the minimum remaining withdrawal amount is greater than the base policy benefit, then we will add the excess an additional amount to the death benefit payable.

Please Note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

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Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the 5 for Life rider. The application and operation of the 5 for Life rider are governed by the terms and conditions of the rider itself. The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

[THIS SPACE INTENTIONALLY LEFT BLANK]

5

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Prospectus dated May 1, 2007

INCOME SELECT FOR LIFE

You may elect to purchase the optional Income Select for Life rider which provides you with a guaranteed minimum withdrawal benefit if you invest only in certain designated choices. This rider is available during the accumulation phase.

The Income Select for Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Income Select for Life rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income Select for Life rider for a qualified policy.

Income Select for Life – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, and Additional Death Payment Option – Minimum Remaining Withdrawal Amount, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $4,500 which is the applicable income benefit percentage (4.5%) multiplied by the total withdrawal base on the rider date ($100,000) each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 60—64, and that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2007

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the SAI for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any withdrawal in excess of the maximum withdrawal amount is an excess withdrawal.

•	An excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount, on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your minimum remaining withdrawal amount.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See Total Withdrawal Base Adjustments and Minimum Remaining Withdrawal Amount Adjustments below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage (see below) of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

2

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Choices” below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
59-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
> 95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent Total Withdrawal Base Adjustments.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. See the SAI for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Please note:

•	Because the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the Income Select for Life rider terminates and there are no more additional guaranteed withdrawals.

3

Designated Investment Choices. If you elect the Income Select for Life benefit, you must allocate 100% of your policy value to one or more of the following “designated choices:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated choices; however, you cannot transfer any amount to any other subaccount. After the first rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated choice.

Upgrades. You can upgrade the total withdrawal base to the policy value after the first rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following each rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate, if any. The new rider date will be the date the Company receives all necessary information.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Income Select for Life – Additional Options

You may elect the following options with the Income Select for Life rider (the options are not mutually exclusive):

•	Growth;

•	Additional Death Payment;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee for each option. You can elect any combination of options.

1. Growth Option. If you elect the Income Select for Life rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

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Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” above) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount does not accumulate.

•	This option does not provide for or guarantee any growth in the policy value.

2. Additional Death Payment Option. If you elect the Income Select for Life rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See the SAI for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments.

Please note:

•	Excess withdrawals may eliminate the additional death benefit available with the Income Select for Life rider.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

3. Joint Life Option. If you elect the Income Select for Life rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the maximum annual withdrawal amount

5

to be withdrawn until the death of the later of the annuitant or annuitant’s spouse (if the annuitant’s spouse continues the policy).

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code, then the rider will terminate and no additional withdrawals under the rider are permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

4. Income Enhancement Option. If you elect the Income Select for Life rider, you can also elect to have your income benefit percentage double if either the annuitant or the annuitant’s spouse (if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run consecutively.

Please note:

•	You cannot elect the Income Enhancement Option if you are already confined in a hospital or nursing facility.

•	During the first year of qualification, the additional benefit provided by this option will be prorated based on the number of days remaining until January 1st of the next calendar year.

•	The increase to the income benefit percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The additional benefit provided by this option applies to both physical and cognitive ailments, like Alzheimer’s.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying the waiting period and elimination period requirements.

Income Select for Life Rider and Additional Option Fees

A rider fee, 0.40% (for single life) or 0.60% (for joint life) of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit. If you elect options with the Income Select for Life rider, then, before annuitization, you will be charged annually an additional rider fee for each option you elect, which fee is also a percentage of the total withdrawal base on each rider anniversary, and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Option	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

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Income Select for Life Rider Issue Requirements

The Company will not issue the Income Select for Life rider unless:

•	the annuitant is not yet age 81 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Income Select for Life rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income Select for Life rider (you may not terminate the rider before the first rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the Income Select for Life rider. The application and operation of the Income Select for Life rider are governed by the terms and conditions of the rider itself. The Income Select for Life rider and additional options may vary for certain policies and may not be available for all policies.

7

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

to the

Prospectus dated May 1, 2007

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer that would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2007

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

to the

Prospectus dated May 1, 2007

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client's age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2007

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Statement of Additional Information dated May 1, 2007

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Freedom Variable Annuity dated May 1, 2007

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial

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withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

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Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

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Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

[THIS SPACE INTENTIONALLY LEFT BLANK]

7

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Statement of Additional Information dated May 1, 2007

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Freedom Variable Annuity dated May 1, 2007

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

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Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

3

Example 1 (Income Select with Growth and Death):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (Income Select with Growth and Death):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	= $10,000

EWD	= $1,856 ($10,000 - $8,144)

PV	= $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

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Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

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Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 3 (Income Select with Growth and Death):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

Annuitant qualifies for Income Enhancement benefit beginning 10 years from rider date, which means that the Income Benefit Percentage would then be 10%.

5% WD beginning 10 years from the rider date would be $16,288.90 (10% of the then-current $162,889 TWB)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $16,288.90

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $16,288.90 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $16,288.90 (there is no excess to deduct)

2.	$100,000 - $16,288.90 = $83,711.10.

Result. In this example, because no portion of the withdrawal was in excess of $16,288.90, the total withdrawal base does not change and the minimum remaining withdrawal amount is $83,711.10.

The increase to the Income Benefit Percentage due to the Income Enhancement stops when the qualifying person or persons is/are no longer confined as described in the rider. Any withdrawals taken in excess of the maximum annual withdrawal amount either with or without the Income Enhancement benefit will adjust the rider values as shown in Example 2 (Income Select with Growth and Death).

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STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This statement of additional information expands upon subjects discussed in the current prospectus for the Transamerica Freedom Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2007 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this statement of additional information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2007

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The street address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The policy value increased or decreased by any excess interest adjustment and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and which are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

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Owner (You)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information provided to us to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees and any other charges, if any.

Policy Year—A policy year begins on the policy date and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner—A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to you.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner, upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note carefully. If the owner predeceases the annuitant and does not name a successor owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of the owner’s death.

Entire Policy

The policy, any endorsements or riders thereon and, the application constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the

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policy to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

Similarly, Transamerica will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in

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the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the cash value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S*(G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

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Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000 * (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .095) * (30/12)
= - 5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 52,537.62 - 57,161.18 = -4,623.56
Adjusted policy value	= net surrender value
= policy value + excess interest adjustment = 57,161.18 + (-4,623.56)
= 52,537.62
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + (-4,623.56)
= 52,537.62
Minimum cash value	= .90 * 50,000 * 1.03 ^ 2.5 = 48,451.32
The cash value of $52,537.62 is greater than the minimum value of $48,451.32

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50.000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000 * (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C =.045
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .045) * (30/12)
= 1,250.00
Adjusted policy value	= net surrender value
= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18
Minimum cash value	= .90 * 50,000.00 * 1.03 ^ 2.5 = 48,451.32
The cash value of $58,411.18 is greater than the minimum of $48,451.32

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

where:

R   =   the requested partial surrender

E   =   the excess interest adjustment

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Example 3 (partial surrender, rates increase by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000 = 7,161.18
Excess interest adjustment
S = 20,000 – 7,161.18 = 12,838.82
G = .055
C = .065
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 12,838.82 * (.055 - .065) * (30/12)
= - 320.97
Remaining policy value at middle of contract year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000 - ( - 320.97))
= 36,840.21

Example 4 (partial surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment
S = 20,000 – 7,161.18 = 12,838.82
G = .055
C = .045
M = 30
Excess interest adjustment	= 12,838.82 * (.055 - .045) * (30/12)
= 320.97
Remaining policy value at middle of contract year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000 – 320.97)
= 37,482.15

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge

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assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date (elections less than 30 days require prior approval). If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain, using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments (the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	Determined by us

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

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Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by and amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is (1) multiplied by (2), where:

(1)	is the gross partial surrender, where the gross partial surrender = requested partial surrender minus excess interest adjustment; and

(2)	is the adjustment factor, which = current death proceeds prior to the partial surrender divided by the current policy value prior to the surrender, where death proceeds equal the maximum of policy value, cash value, and guaranteed minimum death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$5,000	Excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$14,900	reduction in policy value = 15000 - 100
$22,350	adjusted partial surrender = 14,900 * (75,000/50,000)
$52,650	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,350
$35,100	new policy value (after surrender)=50,000 – 14,900

Summary:

Reduction in guaranteed minimum death benefit	= $	22,350
Reduction in policy value	= $	14,900

Note, guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$7,550	excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$ - 100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$15,100	reduction in policy value = $15,000 - (- 100) = 15,000 + 100
$15,100	adjusted partial surrender = $15,100 * (75,000/75,000)
$34,900	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,100
$59,900	new policy value (after surrender) = 75,000 – 15,100

Summary:

Reduction in guaranteed minimum death benefit	= $	15,100
Reduction in policy value	= $	15,100

Note, guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner

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dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

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Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses included in the calculations is 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate

16

account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the

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“investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($4,000 for 2007, $5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy

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value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($4,000 for 2007, $5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed minimum withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

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Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the net investment factor) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase,

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decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net result of the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B -C)	- E
D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately Preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee, the administrative charge and any optional benefit fees. Assume E totals 2.20% on an annual basis. On a daily basis, this equals .000059622.

Then, the net investment factor =	(11.57 + 0 - 0)	- .000059622 = Z = 1.014852658
(11.40)

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Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period.
	Assume	= $X

B =	The net investment factor for the current valuation period.
	Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

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Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.
	Assume	= $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
	Assume	= Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the annuity tables used.
	Assume	= Z

Then, the annuity unit value is:            $ X * Y * Z = $ Q

Formula and Illustration for Determining

Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where: A =	The adjusted policy value as of the annuity commencement date.
	Assume	= $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
	Assume	= $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.
	Assume	= $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.
	Assume	= $Y

Then, the number of annuity units	$X = Z
$Y

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ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrender after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of Surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrender after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000
ADDITIONAL DEATH DISTRIBUTION+ (“ADD+”) — ADDITIONAL INFORMATION

Assume the ADD+ is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

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Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount (formerly Van Kampen Money Market Subaccount), which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (1) net income from the portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (1) the administrative charges; and (2) the mortality and expense risk fee.

Current yield will be calculated according to the following formula:

Current Yield = ((NCS - ES)/UV) * (365/7))

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market

25

Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS—ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges; (ii) the mortality and expense risk fee; and (iii) the distribution financing charge. The 30-day yield is calculated according to the following formula:

Yield = 2 x ((((NI - ES)/(U x UV)) + 1)6 - 1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the subaccount for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

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The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying portfolio and the deductions for the mortality and expense risk fee, the distribution financing charges, and the administrative charges. The total return will then be calculated according to the following formula:

P (1 + T)n = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

CTR = (ERV / P) - 1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

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Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

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DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Effective May 1, 2007, our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. TCI also serves as distributor for the policiesand, like us, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of NASD, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of banks and broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

During fiscal years 2006, 2005, and 2004, before TCI replaced AFSG as principal underwriter for the policies, the amounts paid to AFSG in connection with all policies sold through the separate account were $8,942,672, $7,737,063, and $8,667,272, respectively. AFSG passed through commissions it received to selling firms for their sales and did not retain any portion of them. We and/or our affiliates provide paid-in capital to TCI (and provided paid-in capital to AFSG)and pay for TCI’s (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number

29

of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolios for determining shareholders eligible to vote at the meeting of the underlying fund portfolios. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolios. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all Policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2006 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and

30

exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Freedom Variable Annuity contract owners are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

31

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For policies purchased on or after May 1, 2007)

The accumulation unit vales and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	2.20%
		Beginning AUV	Ending AUV	# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.109717	0.000
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.028896	2,143,204.101
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.043203	1,906,930.691
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.035102	3,190,266.680
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.039992	1,911,071.352
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.026078	271,758.683
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.061455	0.000
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006	$1.000000	$1.028808	107,757.815
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006	$1.000000	$1.026644	1,461.066
Capital Guardian Value - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.079069	8,832.096
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.231988	0.000
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006	$1.000000	$1.087719	0.000
Jennison Growth - Service Class Subaccount Inception Date November 20, 1996	2006	$1.000000	$1.002625	0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.075152	2,842.029
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006	$1.000000	$1.055504	0.000
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.056173	0.000
Marsico Growth - Service Class(4) Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.008048	0.000
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.033553	0.000
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 20, 1995	2006	$1.000000	$1.093675	14,339.062
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 5, 1995	2006	$1.000000	$1.073143	0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006	$1.000000	$.943135	3,149.091
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.071454	2,852.118
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.022538	0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$.988035	9,247.845
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.007202	15,277.502
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$.956050	6,237.915
Transamerica Money Market - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.016363	93,545.393

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Subaccount	Year	2.20% (continued)
		Beginning AUV	Ending AUV	# Units
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006	$1.000000	$.968636	0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.034510	0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.053195	10,634.168
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.057444	0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$.989934	0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.057997	0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006	$1.000000	$.982258	0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.102114	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006	$1.000000	$.986416	0.000
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.023854	10,470.704
Fidelity - VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.098172	0.000
Fidelity - VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.007280	0.000
Fidelity - VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$.978803	12,464.735
Fidelity - VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.057031	0.000
Janus Aspen - Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.045077	0.000
Janus Aspen - Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.103619	0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.003807	0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.066387	5,684.633

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

33

Subaccount	Year	2.15%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.386523 1.363986 1.226414 1.000000	$ $ $ $	1.6621341 1.386523 1.363986 1.226414	101,446.554 39,820.857 74,607.000 13,095.182
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.269130 1.234511 1.152278 1.000000	$ $ $ $	1.356090 1.269130 1.234511 1.152278	953,384.333 1,137,676.082 536581.000 179,972.944
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.517400 1.384807 1.241984 1.000000	$ $ $ $	1.712514 1.517400 1.384807 1.241984	6,159,837.425 4,021,906.068 3,064,722.000 1,201,091.477
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.339544 1.277203 1.174098 1.000000	$ $ $ $	1.458473 1.339544 1.277203 1.174098	5,131,712.692 5,115,110.568 2,730,131.000 679,194.714
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.428964 1.330451 1.201059 1.000000	$ $ $ $	1.588385 1.428964 1.330451 1.201059	7,677,330.281 5,310,495.972 3,097,756.000 939,048.775
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.026410	0.000
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.640798 1.448152 1.253702 1.000000	$ $ $ $	1.873346 1.640798 1.448152 1.253702	253,213.360 248,333.372 78,011.000 42,002.324
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.520008 1.412733 1.304853 1.000000	$ $ $ $	1.696413 1.520008 1.412733 1.304853	533,535.772 517,582.155 323,337.000 113,904.988
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.384713 1.333518 1.244151 1.000000	$ $ $ $	1.489386 1.384713 1.333518 1.244151	339,230.518 352,081.568 204,659.000 95,240.673
Capital Guardian Value - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	1.531894 1.455513 1.277541 1.000000	$ $ $ $	1.742752 1.531894 1.455513 1.277541	456,194.379 425,719.812 452,766.000 109,808.105
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.814388 1.637432 1.262459 1.000000	$ $ $ $	2.520868 1.814388 1.637432 1.262459	294,762.732 366,181.528 266,453.000 63,434.115
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.325861 1.312320 1.210944 1.000000	$ $ $ $	1.492264 1.325861 1.312320 1.210944	358,336.370 1,372,078.604 1,113,351.000 0.000
Jennison Growth - Service Class Subaccount Inception Date November 20, 1996	2006 2005 2004 2003	$ $ $ $	1.419451 1.277195 1.198453 1.000000	$ $ $ $	1.411887 1.419451 1.277195 1.198453	15,325.946 17,116.169 40,745.000 0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.376368 1.354336 1.270508 1.000000	$ $ $ $	1.593965 1.376368 1.354336 1.270508	410,726.323 298,608.359 265,380.000 67,280.160
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.151260 1.158535 1.080784 1.000000	$ $ $ $	1.246751 1.151260 1.158535 1.080784	104,493.839 108,140.740 175,332.000 157,622.638
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.538650 1.398004 1.250244 1.000000	$ $ $ $	1.851605 1.538650 1.398004 1.250244	247,769.548 261,854.317 177,027.000 102,017.265
Marsico Growth - Service Class(4) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.377754 1.300503 1.185885 1.000000	$ $ $ $	1.418375 1.377754 1.300503 1.185885	763,817.263 724,250.892 336,453.000 160,684.847

34

Subaccount	Year	2.15% (continued)
		Beginning AUV		Ending AUV		# Units
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.025258 1.026377 1.006080 1.000000	$ $ $ $	1.042860 1.025258 1.026377 1.006080	928,230.457 1,000,389.363 658,356.000 239,952.455
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 20, 1995	2006 2005 2004 2003	$ $ $ $	1.380915 1.358789 1.211630 1.000000	$ $ $ $	1.604826 1.380915 1.358789 1.211630	693,078.684 618,003.060 316,276.000 24,239.954
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 5, 1995	2006 2005 2004 2003	$ $ $ $	1.342168 1.294613 1.207107 1.000000	$ $ $ $	1.486621 1.342168 1.294613 1.207107	483,865.813 370,944.540 291,832.000 63,869.423
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.545814 1.430228 1.326829 1.000000	$ $ $ $	1.563893 1.545814 1.430228 1.326829	404,819.697 378,416.860 313,716.000 101,816.725
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.133136 1.079394 1.201198 1.000000	$ $ $ $	1.314007 1.133136 1.079394 1.201198	0.000 4,432.714 4,350.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.252650 1.187040 1.093673 1.000000	$ $ $ $	1.333543 1.252650 1.187040 1.093673	36,329.615 36,577.685 38,942.000 0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.288563 1.271177 1.149242 1.000000	$ $ $ $	1.395882 1.288563 1.271177 1.149242	55,829.488 31,420.365 3,391.000 0.000
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.553501 1.364662 1.205743 1.000000	$ $ $ $	1.648376 1.553501 1.364662 1.205743	563,024.373 574,290.404 395,965.000 38,359.608
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.613251 1.421396 1.246300 1.000000	$ $ $ $	1.656734 1.613251 1.421396 1.246300	178,737.813 313,519.293 74,869.000 48,950.305
Transamerica Money Market - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	0.980126 0.975511 0.989088 1.000000	$ $ $ $	1.002449 0.980126 0.975511 0.989088	227,643.569 10,372.450 6,407.000 216,867.4832
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.365274 1.369105 1.300362 1.000000	$ $ $ $	1.346786 1.365274 1.369105 1.300362	30,421.508 36,573.403 37,401.000 3,092.232
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	0.997496 0.999084 0.991836 1.000000	$ $ $ $	1.006430 0.997496 0.999084 0.991836	105,351.787 145,132.240 68,802.000 26,176.409
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	1.647788 1.481461 1.307862 1.000000	$ $ $ $	1.987234 1.647788 1.481461 1.307862	338,096.217 334,559.680 304,963.000 74,368.417
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	1.348438 1.262208 1.145861 1.000000	$ $ $ $	1.452967 1.348438 1.262208 1.145861	80,342.102 80,479.008 38,665.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.302569 1.239838 1.184648 1.000000	$ $ $ $	1.397529 1.302569 1.239838 1.184648	123,174.408 124,303.118 125,106.000 23,023.688
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.439122 1.394287 1.285073 1.000000	$ $ $ $	1.591252 1.439122 1.394287 1.285073	74,031.520 74,265.282 68,626.000 5,919.219

35

Subaccount	Year	2.15% (continued)
		Beginning AUV		Ending AUV		# Units
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.349869 1.269873 1.219988 1.000000	$ $ $ $	1.401590 1.349869 1.269873 1.219988	0.000 0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.365174 1.333168 1.224493 1.000000	$ $ $ $	1.563517 1.365174 1.333168 1.224493	275,224.306 286,973.126 290,239.000 114,697.784
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.365080 1.214121 1.144760 1.000000	$ $ $ $	1.327845 1.365080 1.214121 1.144760	170,644.138 161,683.443 48,544.000 47,733.393
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.588607 1.391080 1.233995 1.000000	$ $ $ $	1.733058 1.588607 1.391080 1.233995	674,170.279 659,549.148 255,237.000 83,464.910
Fidelity - VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.409780 1.364018 1.252706 1.000000	$ $ $ $	1.655258 1.409780 1.364018 1.252706	267,536.727 190,493.555 136,367.000 77,379.047
Fidelity - VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.292627 1.251476 1.239747 1.000000	$ $ $ $	1.348661 1.292627 1.251476 1.239747	106,218.684 124,081.249 94,028.000 11,204.374
Fidelity - VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.955351 1.692355 1.386871 1.000000	$ $ $ $	2.151737 1.955351 1.692355 1.386871	720,299.054 772,717.827 381,416.000 133,784.257
Fidelity - VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.644751 1.640189 1.471850 1.000000	$ $ $ $	1.867997 1.644751 1.640189 1.471850	502,636.818 471,967.131 369,833.000 146,595.072
Janus Aspen - Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.618038 1.475288 1.250953 1.000000	$ $ $ $	1.794831 1.618038 1.475288 1.250953	85,683.518 96,297.251 92,181.000 10,363.837
Janus Aspen - Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.305700 1.263357 1.234690 1.000000	$ $ $ $	1.507580 1.305700 1.263357 1.234690	164,345.091 161,063.273 161,412.000 215.949
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.355412 1.318163 1.267862 1.000000	$ $ $ $	1.498539 1.355412 1.318163 1.267862	133,019.620 139,846.163 96,913.000 50,423.630
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.222132 1.216718 1.119499 1.000000	$ $ $ $	1.335553 1.222132 1.216718 1.119499	234,584.502 197,411.119 185,984.000 82,360.117

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

36

Subaccount	Year	1.90%
		Beginning AUV	Ending AUV	# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.111885	17,275.117
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.030912	511,262.328
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.045246	318,695.737
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.037121	1,118,657.605
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.042026	7,281,010.652
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.028086	134,295.597
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.063525	13,227.866
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006	$1.000000	$1.030821	89,747.385
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006	$1.000000	$1.028643	88,423.211
Capital Guardian Value - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.081173	132,246.466
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.234393	106,063.702
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006	$1.000000	$1.089839	0.000
Jennison Growth - Service Class Subaccount Inception Date November 20, 1996	2006	$1.000000	$1.004583	0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.077262	98,224.038
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006	$1.000000	$1.057560	0.000
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.058240	39,497.212
Marsico Growth - Service Class(4) Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.010019	59,574.309
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.035566	76,442.058
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 20, 1995	2006	$1.000000	$1.095810	61,406.192
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 5, 1995	2006	$1.000000	$1.075239	0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006	$1.000000	$.9449966	51,584.638
Templeton Transamerica Global – Service Class(5) Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.073545	33,725.433
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.024544	41,163.775
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$.989965	0.000
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.009173	105,090.753
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$.957925	0.000
Transamerica Money Market - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.018335	116,990.871
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006	$1.000000	$.970525	0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.036528	0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.055268	70,359.136
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.059512	0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$.991858	869.928

37

Subaccount	Year	1.90% (continued)
		Beginning AUV	Ending AUV	# Units
PAM Transamerica U. S. Government Securities – Service Class Subaccount Inception Date November 3, 2003	2006	$1.000000	$1.036528	0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.060064	13,771.621
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006	$1.000000	$.984167	3,817.887
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.104265	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006	$1.000000	$.988345	0.000
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.025856	18,380.628
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.100311	9,529.007
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.009247	0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$.980709	85,734.239
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.059093	22,743.198
Janus Aspen -Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.047121	0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.105786	811.404
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.005768	0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.068454	0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount	Year	1.85%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.397454 1.370715 1.228827 1.000000	$ $ $ $	1.638910 1.397454 1.370715 1.228827	208,580.138 150,656.612 70,697.000 0.000
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.279140 1.240597 1.154543 1.000000	$ $ $ $	1.370797 1.279140 1.240597 1.154543	795,433.702 652,930.653 837,819.000 91,792.069
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.529348 1.391625 1.244419 1.000000	$ $ $ $	1.731070 1.529348 1.391625 1.244419	2,797,329.801 2,600,394.875 1,797,507.000 114,594.272
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.350078 1.283478 1.176403 1.000000	$ $ $ $	1.474254 1.350078 1.283478 1.176403	6,181,321.693 6,524,698.939 4,739,171.000 317,015.129

38

Subaccount	Year	1.85% (continued)
		Beginning AUV		Ending AUV		# Units
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.440189 1.336977 1.203403 1.000000	$ $ $ $	1.605557 1.440189 1.336977 1.203403	10,992,735.381 10,034,902.509 4,343,551.000 232,944.756
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.028417	93,075.935
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.653693 1.455261 1.256162 1.000000	$ $ $ $	1.893607 1.653693 1.455261 1.256162	56,904.033 52,368.991 28,995.000 26,650.249
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.531948 1.419659 1.307402 1.000000	$ $ $ $	1.714756 1.531948 1.419659 1.307402	419,225.849 345,954.362 184,341.000 43,171.337
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.395612 1.340079 1.246588 1.000000	$ $ $ $	1.505528 1.395612 1.340079 1.246588	482,364.677 400,917.252 268,609.000 122,884.303
Capital Guardian Value - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	1.543957 1.462674 1.280055 1.000000	$ $ $ $	1.761638 1.543957 1.462674 1.280055	847,189.115 904,872.651 337,885.000 125,378.186
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.828678 1.645498 1.264938 1.000000	$ $ $ $	2.548171 1.828678 1.645498 1.264938	230,073.642 206,413.470 109,597.000 37,367.829
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.336293 1.318774 1.213316 1.000000	$ $ $ $	1.508426 1.336293 1.318774 1.213316	0.000 0.000 314.000 0.000
Jennison Growth - Service Class Subaccount Inception Date November 20, 1996	2006 2005 2004 2003	$ $ $ $	1.430633 1.283494 1.200812 1.000000	$ $ $ $	1.427197 1.430633 1.283494 1.200812	27,563.986 24,006.880 11,056.000 8,327.698
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.387213 1.361003 1.272998 1.000000	$ $ $ $	1.611242 1.387213 1.361003 1.272998	98,177.319 64,093.796 44,627.000 13,422.446
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.160309 1.164230 1.082910 1.000000	$ $ $ $	1.260250 1.160309 1.164230 1.082910	70,870.020 99,861.865 57,283.000 258.009
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.550773 1.404892 1.252702 1.000000	$ $ $ $	1.871673 1.550773 1.404892 1.252702	316,385.235 341,070.528 121,373.000 20,524.116
Marsico Growth - Service Class(4) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.388585 1.306899 1.188215 1.000000	$ $ $ $	1.433718 1.388585 1.306899 1.188215	457,598.459 386,523.250 45,845.000 3,654.310
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.033347 1.031445 1.008067 1.000000	$ $ $ $	1.054181 1.033347 1.031445 1.008067	760,997.455 754,727.817 493,094.000 146,973.450
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 20, 1995	2006 2005 2004 2003	$ $ $ $	1.391775 1.365469 1.214006 1.000000	$ $ $ $	1.622198 1.391775 1.365469 1.214006	238,146.915 191,246.778 114,649.000 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 5, 1995	2006 2005 2004 2003	$ $ $ $	1.352737 1.300978 1.209480 1.000000	$ $ $ $	1.502726 1.352737 1.300978 1.209480	78,447.104 77,742.496 67,495.000 13,845.154
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.557972 1.437264 1.329429 1.000000	$ $ $ $	1.580826 1.557972 1.437264 1.329429	103,002.948 85,387.274 63,248.000 3,031.830

39

Subaccount	Year	1.85% (continued)
		Beginning AUV		Ending AUV		# Units
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.138715 1.081523 1.203554 1.000000	$ $ $ $	1.324353 1.138715 1.081523 1.203554	200,512.614 144,796.803 86,454.000 21,173.319
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.262511 1.192883 1.095821 1.000000	$ $ $ $	1.347980 1.262511 1.192883 1.095821	0.000 0.000 841.000 0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.298714 1.277435 1.151505 1.000000	$ $ $ $	1.410994 1.298714 1.277435 1.151505	131,920.368 127,429.404 28,209.000 0.000
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.565729 1.371372 1.208109 1.000000	$ $ $ $	1.666241 1.565729 1.371372 1.208109	342,622.915 398,210.114 229,870.000 18,765.793
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.625938 1.428382 1.248740 1.000000	$ $ $ $	1.674665 1.625938 1.428382 1.248740	32,633.252 172,297.594 32,712.000 0.000
Transamerica Money Market - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	0.987867 0.980329 0.991036 1.000000	$ $ $ $	1.013334 0.987867 0.980329 0.991036	195,776.576 166,889.442 356,750.000 88,816.643
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.376024 1.375840 1.302912 1.000000	$ $ $ $	1.361387 1.376024 1.375840 1.302912	0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	1.005345 1.004005 0.993783 1.000000	$ $ $ $	1.017329 1.005345 1.004005 0.993783	32,788.018 42,787.901 369,479.000 443,131.549
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	1.660766 1.488758 1.310431 1.000000	$ $ $ $	2.008770 1.660766 1.488758 1.310431	257,446.379 118,880.857 95,142.000 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	1.359065 1.268429 1.148114 1.000000	$ $ $ $	1.468712 1.359065 1.268429 1.148114	16,397.513 14,083.969 13,061.000 19,119.399
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.312834 1.245948 1.186979 1.000000	$ $ $ $	1.412676 1.312834 1.245948 1.186979	30,138.970 24,791.226 27,341.000 0.000
PAM Transamerica U. S. Government Securities – Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.005345 1.004005 0.993783 1.000000	$ $ $ $	1.017329 1.005345 1.004005 0.993783	0.00 3,676.282 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.450459 1.401161 1.287590 1.000000	$ $ $ $	1.608483 1.450459 1.401161 1.287590	106,238.928 110,422.322 66,607.000 19,839.889
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.360493 1.276124 1.222384 1.000000	$ $ $ $	1.416764 1.360493 1.276124 1.222384	3,867.887 3,890.239 6,825.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.375912 1.339719 1.226890 1.000000	$ $ $ $	1.580442 1.375912 1.339719 1.226890	31,538.167 33,849.928 50,850.000 0.000

40

Subaccount	Year	1.85% (continued)
		Beginning AUV		Ending AUV		# Units
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.375827 1.220101 1.147011 1.000000	$ $ $ $	1.342231 1.375827 1.220101 1.147011	12,350.799 8,714.665 8,114.000 4,850.688
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.601104 1.397916 1.236415 1.000000	$ $ $ $	1.751828 1.601104 1.397916 1.236415	190,763.830 197,242.139 180,379.000 0.000
Fidelity - VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.420893 1.370739 1.255168 1.000000	$ $ $ $	1.673199 1.420893 1.370739 1.255168	213,825.555 82,868.718 70,041.000 21,204.194
Fidelity - VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.302806 1.257634 1.242184 1.000000	$ $ $ $	1.363271 1.302806 1.257634 1.242184	36,573.526 42,516.277 26,990.000 0.000
Fidelity - VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.970736 1.700679 1.389595 1.000000	$ $ $ $	2.175025 1.970736 1.700679 1.389595	124,801.500 152,563.628 129,210.000 42,306.790
Fidelity - VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.657680 1.648256 1.474735 1.000000	$ $ $ $	1.888212 1.657680 1.648256 1.474735	166,765.801 192,080.837 123,665.000 24,005.046
Janus Aspen - Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.630786 1.482557 1.253410 1.000000	$ $ $ $	1.814283 1.630786 1.482557 1.253410	3,210.449 3,229.563 789.000 0.000
Janus Aspen - Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.315978 1.269574 1.237113 1.000000	$ $ $ $	1.523906 1.315978 1.269574 1.237113	3,955.029 3,981.481 5,092.000 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.366114 1.324659 1.270349 1.000000	$ $ $ $	1.514812 1.366114 1.324659 1.270349	33,089.842 33,972.331 23,899.000 7,871.853
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.231764 1.222715 1.121697 1.000000	$ $ $ $	1.350032 1.231764 1.222715 1.121697	156,660.163 130,400.030 125,834.000 8,915.064

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

41

Subaccount	Year	1.70%
		Beginning AUV	Ending AUV	# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.113336	0.000
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.032248	3,970,929.972
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.046608	995,971.343
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.038479	10,651,244.167
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.043385	15,858,883.434
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.029432	924,620.432
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.064914	61,452.322
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006	$1.000000	$1.032165	6,566.850
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006	$1.000000	$1.029987	0.000
Capital Guardian Value - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.082569	1,203,777.073
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.235999	47,044.134
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006	$1.000000	$1.091266	3,308.600
Jennison Growth - Service Class Subaccount Inception Date November 20, 1996	2006	$1.000000	$1.005889	25,692.508
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.078664	93,244.423
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006	$1.000000	$1.058929	145,668.239
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.059617	86,710.093
Marsico Growth - Service Class(4) Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.011337	93,652.579
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.036920	66,158.083
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 20, 1995	2006	$1.000000	$1.097238	47,887.878
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 5, 1995	2006	$1.000000	$1.076644	47,308.855
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006	$1.000000	$.946210	7,155.051
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.074942	0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.025873	20,925.563
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$.991257	38,696.224
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.010483	8,971.277
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$.959175	38,378.572
Transamerica Money Market - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.019675	469,138.652
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006	$1.000000	$.971784	37,561.641
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.037892	7,992.854
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.056631	137,538.568
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.060888	0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006	$1.000000	$.993158	5,351.076

42

Subaccount	Year	1.70% (continued)
		Beginning AUV	Ending AUV	# Units
PAM Transamerica U. S. Government Securities – Service Class Subaccount Inception Date November 3, 2003	2006	$1.000000	$1.037892	0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.061450	0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006	$1.000000	$.985459	0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.105703	14,831.304
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006	$1.000000	$.989629	57,798.775
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.027191	242,225.224
Fidelity - VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.101740	0.000
Fidelity - VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.010566	36,599.623
Fidelity - VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006	$1.000000	$.982004	110,511.782
Fidelity - VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.060474	21,771.278
Janus Aspen - Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.048491	0.000
Janus Aspen - Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.107223	1,406.919
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.007074	0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.069851	6,297.165

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount	Year	1.65%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.404790 1.375209 1.230438 1.000000	$ $ $ $	1.273696 1.404790 1.375209 1.230438	1,106,478.890 72,712.700 492,352.000 15,375.756
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.285855 1.244663 1.156053 1.000000	$ $ $ $	1.380694 1.285855 1.244663 1.156053	5,731,875.609 5,311,608.574 1,754,171.000 306,346.159
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.537391 1.396201 1.246057 1.000000	$ $ $ $	1.743593 1.537391 1.396201 1.246057	3,255,748.077 2,727,896.863 1,258,003.000 96,224.296
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.357190 1.287710 1.177954 1.000000	$ $ $ $	1.484939 1.357190 1.287710 1.177954	18,165,656.265 15,833,341.165 6,397,712.000 656,616.562

43

Subaccount	Year	1.65% (continued)
		Beginning AUV		Ending AUV		# Units
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.447775 1.341392 1.204992 1.000000	$ $ $ $	1.617168 1.447775 1.341392 1.204992	16,878,947.181 12,973,204.806 3,814,143.000 489,410.694
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.029756	143,012.386
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.662395 1.460054 1.257816 1.000000	$ $ $ $	1.907300 1.662395 1.460054 1.257816	52,359.747 68,107.397 28,868.000 0.000
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.540029 1.424351 1.309127 1.000000	$ $ $ $	1.727181 1.540029 1.424351 1.309127	251,173.942 532,319.084 483,782.000 13,851.019
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.402958 1.344493 1.248225 1.000000	$ $ $ $	1.516425 1.402958 1.344493 1.248225	197,061.087 211,238.954 166,459.000 58,517.549
Capital Guardian Value - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	1.552072 1.467484 1.281735 1.000000	$ $ $ $	1.774376 1.552072 1.467484 1.281735	462,291.693 766,670.052 637,576.000 70,035.093
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.838266 1.650890 1.266597 1.000000	$ $ $ $	2.566554 1.838266 1.650890 1.266597	293,705.346 100,705.441 180,655.000 38,980.275
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.343303 1.323097 1.214901 1.000000	$ $ $ $	1.519307 1.343303 1.323097 1.214901	86,719.751 52,059.243 23,032.000 0.000
Jennison Growth - Service Class Subaccount Inception Date November 20, 1996	2006 2005 2004 2003	$ $ $ $	1.438145 1.287705 1.202386 1.000000	$ $ $ $	1.437497 1.438145 1.287705 1.202386	2,898.638 3,048.797 415,456.000 0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.394493 1.365470 1.274668 1.000000	$ $ $ $	1.622880 1.394493 1.365470 1.274668	199,631.372 143,205.778 209,317.000 20,127.313
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.166419 1.168067 1.084337 1.000000	$ $ $ $	1.269362 1.166419 1.168067 1.084337	180,911.718 192,415.190 343,085.000 155,172.512
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.558941 1.409527 1.254357 1.000000	$ $ $ $	1.885226 1.558941 1.409527 1.254357	286,232.694 277,604.699 238,529.000 56,673.320
Marsico Growth - Service Class(4) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.395883 1.311195 1.189769 1.000000	$ $ $ $	1.444093 1.395883 1.311195 1.189769	144,173.365 129,789.295 262,709.000 26,716.699
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.038779 1.034840 1.009392 1.000000	$ $ $ $	1.061801 1.038779 1.034840 1.009392	448,615.800 401,940.145 380,776.000 183,885.849
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 20, 1995	2006 2005 2004 2003	$ $ $ $	1.399089 1.369959 1.215594 1.000000	$ $ $ $	1.633929 1.399089 1.369959 1.215594	411,937.737 184,269.716 52,422.000 18,296.861
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 5, 1995	2006 2005 2004 2003	$ $ $ $	1.359854 1.305262 1.211056 1.000000	$ $ $ $	1.513603 1.359854 1.305262 1.211056	151,233.165 196,567.508 52,944.000 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.566167 1.441997 1.331180 1.000000	$ $ $ $	1.592266 1.566167 1.441997 1.331180	303,947.797 234,156.332 207,470.000 38,917.197

44

Subaccount	Year	1.65% (continued)
		Beginning AUV		Ending AUV		# Units
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.142459 1.082954 1.205139 1.000000	$ $ $ $	1.331314 1.142459 1.082954 1.205139	115,352.864 282,204.550 56,317.000 934.640
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.269134 1.196794 1.097257 1.000000	$ $ $ $	1.357724 1.269134 1.196794 1.097257	31,059.632 22,174.430 20,339.000 23,100.100
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.305556 1.281643 1.153019 1.000000	$ $ $ $	1.421220 1.305556 1.281643 1.153019	1430856.650 1,360,457.255 640,111.000 18,759.819
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.573974 1.375901 1.209695 1.000000	$ $ $ $	1.678298 1.573974 1.375901 1.209695	349,258.818 648,105.161 626,065.000 104,864.450
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.634483 1.433086 1.250384 1.000000	$ $ $ $	1.686766 1.634483 1.433086 1.250384	161,632.736 610,130.495 105,738.000 5,210.598
Transamerica Money Market - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	0.993042 0.983543 0.992339 1.000000	$ $ $ $	1.020645 0.993042 0.983543 0.992339	3096193.112 1,646,772.784 1,100,594.000 333,610.609
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.383253 1.380367 1.304621 1.000000	$ $ $ $	1.371232 1.383253 1.380367 1.304621	33,552.308 62,849.089 56,860.000 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	1.010644 1.007306 0.995091 1.000000	$ $ $ $	1.024700 1.010644 1.007306 0.995091	262,049.585 292,876.039 151,064.000 225,309.984
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	1.669500 1.493653 1.312150 1.000000	$ $ $ $	2.023287 1.669500 1.493653 1.312150	378,566.686 208,736.545 285,890.000 18,343.025
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	1.366206 1.272601 1.149629 1.000000	$ $ $ $	1.479328 1.366206 1.272601 1.149629	71,609.191 121,512.649 99,596.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.319748 1.250057 1.188546 1.000000	$ $ $ $	1.422904 1.319748 1.250057 1.188546	81,154.272 68,240.988 43,349.000 4,750.474
PAM Transamerica U. S. Government Securities – Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.010644 1.007306 0.995091 1.000000	$ $ $ $	1.024700 1.010644 1.007306 0.995091	0.000 0.000 30,609.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.122690 1.082408 0.992723 0.757050 1.000000	$ $ $ $ $	1.247452 1.122690 1.082408 0.992723 0.757050	992,629.057 1,166,614.220 1,231,735.000 1,254,260.8415 1,003,800.155
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.125019 1.053179 1.006847 0.792246 1.000000	$ $ $ $ $	1.173854 1.125019 1.053179 1.006847 0.792246	184,472.830 130,776.757 166,844.000 195,885.874 93,051.475
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.035043 1.005840 0.919316 0.706941 0.924456 1.000000	$ $ $ $ $ $	1.191237 1.035043 1.005840 0.919316 0.706941 0.924456	2,165,164.853 2,710,964.858 2,861,924.000 3,274,904.979 3,412,179.268 2,100,221.216

45

Subaccount	Year	1.65% (continued)
		Beginning AUV		Ending AUV		# Units
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.849042 0.751468 0.705069 0.580946 0.853898 1.000000	$ $ $ $ $ $	.829949 0.849042 0.751468 0.705069 0.580946 0.853898	858,080.426 896,236.648 935,900.000 956,802.626 977,257.596 502,759,851
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.156256 1.007547 0.889389 0.705209 0.793026 0.921032 1.000000	$ $ $ $ $ $ $	1.267582 1.156256 1.007547 0.889389 0.705209 0.793026 0.921032	12,332,579.646 12,946,092.441 11,185,879.000 11,043,294.566 8,369,366.786 3,181,951.082 905,751.342
Fidelity - VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.195759 1.151310 1.052163 0.822512 1.009197 1.082527 1.000000	$ $ $ $ $ $ $	1.410854 1.195759 1.151310 1.052163 0.822512 1.009197 1.082527	3,687,744.038 3,840,173.981 4,404,731.000 4,183,621.596 3,647,123.191 1,646,698.434 248,503.974
Fidelity - VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.815687 0.785870 0.774687 0.594116 0.866432 1.000000	$ $ $ $ $ $	.855221 0.815687 0.785870 0.774687 0.594116 0.866432	1,721,144.115 2,404,844.956 4,355,705.000 4,619,609.096 4,275,755.599 447,911.910
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.780921 0.730396 0.394612 0.545616 0.711125 0.846932 1.000000	$ $ $ $ $ $ $	.807604 0.780921 0.730396 0.394612 0.545616 0.711125 0.846932	139,315.397 159,951.180 229,436.000 305,580.826 405,195.634 471,916.204 315,088.251
Fidelity - VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.810309 1.559181 1.271464 0.934838 1.056151 1.112803 1.000000	$ $ $ $ $ $ $	2.001900 1.810309 1.559181 1.271464 0.934838 1.056151 1.112803	9,519,029.718 10,808,650.447 11,302,961.000 11,797,256.740 11,119,727.497 3,679,109.250 2,963,799.310
Fidelity - VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.305847 1.295883 1.157177 0.747462 1.000000	$ $ $ $ $	1.490367 1.305847 1.295883 1.157177 0.747462	4,766,795.720 5,239,413.070 5,572,327.000 5,139,439.175 2,909,201.745
Janus Aspen - Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.537021 0.487253 0.411128 0.310104 0.438542 0.738029 1.000000	$ $ $ $ $ $ $	0.598622 0.537021 0.487253 0.411128 0.310104 0.438542 0.738029	1,022,825.324 1,306,600.409 1,950,768.000 2,333,284.441 2,981,371.124 1,103,411.436 181,211,158
Janus Aspen - Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.180964 1.091239 0.941673 0.677839 0.899778 0.998370 1.000000	$ $ $ $ $ $ $	1.336873 1.180964 1.091239 0.941673 0.677839 0.899778 0.998370	170,687.250 229,998.743 260,937.000 290,793.061 512,467.432 332,829.788 52,152.849
Janus Aspen - Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.641412 0.617582 0.600609 0.493626 0.675409 0.887322 1.000000	$ $ $ $ $ $ $	0.744204 0.641412 0.617582 0.600609 0.493626 0.675409 0.887322	1,816,322.478 1,998,931.934 2,197,986.000 5,422,331.886 6,042,239.890 1,130,009.520 199,940.653

46

Subaccount	Year	1.65% (continued)
		Beginning AUV		Ending AUV		# Units
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.057395 1.023299 0.979415 0.746131 1.000000	$ $ $ $ $	1.174786 1.057395 1.023299 0.979415 0.746131	252,125.681 223,744.655 507,516.000 252,905.234 88,053.024
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.153125 1.142421 1.045974 0.916538 1.000000	$ $ $ $ $	1.266326 1.153125 1.142421 1.045974 0.916538	6,174,817.817 7,487,429.299 7,769,161.000 5,455,329.528 2,852,668.086
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.081751 1.055783 0.942167 0.743618 0.937662 1.000000	$ $ $ $ $ $	1.273696 1.081751 1.055783 0.942167 0.743618 0.937662	1,106,478.890 1,090,119.813 1,252,503.000 1,279,179.374 1,065,886.181 298,410.283
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.209388 1.168714 1.082863 0.895514 1.000000	$ $ $ $ $	1.302195 1.209388 1.168714 1.082863 0.895514	3,950,262.173 5,139,406.237 6,043,256.000 3,745,811.278 2,904,735.182
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.283364 1.162218 1.034667 0.804077 1.000000	$ $ $ $ $	1.459780 1.283364 1.162218 1.034667 0.804077	9,538,311.474 9,927,114.009 8,831,520.000 6,541,474.200 2,859,222.516
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.233773 1.167191 1.065126 0.867070 1.000000	$ $ $ $ $	1.353130 1.233773 1.167191 1.065126 0.867070	16,280,085.326 18,384,505.055 14,608,196.000 12,643,724.058 4,179,411.611
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.267027 1.171748 1.049045 0.838523 1.000000	$ $ $ $ $	1.418967 1.267027 1.171748 1.049045 0.838523	21,875,335.171 21,767,725.511 16,971,950.000 18,238,722.797 5,874,308.062
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.492715 1.308666 1.124147 0.880466 1.043264 1.080110 1.000000	$ $ $ $ $ $ $	1.717060 1.492715 1.308666 1.124147 0.880466 1.043264 1.080110	2,315,953.929 2,131,536.600 1,798,706.000 2,349,670.149 2,185,519.794 1,443,863.482 319,356.559
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.420312 1.310323 1.201309 0.887396 1.120829 1.271142 1.527569 1.050254 1.000000	$ $ $ $ $ $ $ $ $	1.597410 1.420312 1.310323 1.201309 0.887396 1.120829 1.271142 1.527569 1.050254	12,213,071.802 13,342,424.297 14,697,176.000 14,381,458.752 12,827,550.222 7,844,779.954 10,242,300.583 7,900,925.826 7,586,217.992
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	0.953298 0.911496 0.844120 0.628598 0.838539 0.882315 0.961124 1.20778 1.000000	$ $ $ $ $ $ $ $ $	1.032648 0.953298 0.911496 0.844120 0.628598 0.838539 0.882315 0.961124 1.120778	10,986,185.798 10,648,474.556 10,533,759.000 11,014,322.164 9,948,383.744 7,874,225.080 7,435,287.423 3,743,680.000 3,672,232.000

47

Subaccount	Year	1.65% (continued)
		Beginning AUV		Ending AUV		# Units
Capital Guardian Value - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.760856 2.605414 2.269422 1.714,108 2.197209 2.094635 2.016675 2.114561 1.998321 1.627513	$ $ $ $ $ $ $ $ $ $	3.164253 2.760856 2.605414 2.269422 1.714,108 2.197209 2.094635 2.016675 2.114561 1.998321	7,427,865.519 10,188,234.519 11,480,006.000 12,575,020.284 12,431,401.401 11,171,094.554 11,337,843.201 13,878,688.966 16.532,987.864 15,288,077.864
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.809299 1.620689 1.240013 0.928601 1.000000	$ $ $ $ $	2.532504 1.809299 1.620689 1.240013 0.928601	1,559,705.399 1,289,401.303 1,511,075.000 1,117,207.638 529,237.820
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.449676 1.424267 1.304133 1.028077 1.385872 1.600648 1.826512 1.571311 1.215643 1.000000	$ $ $ $ $ $ $ $ $ $	1.644580 1.449676 1.424267 1.304133 1.028077 1.385872 1.600648 1.826512 1.571311 1.215643	5,851,623.813 7,480,482.507 9,880,898.000 11,186,909.259 11,893,663.375 14,139,200.302 17,387,971.033 18,365,179.331 9,104,248.582 2,781,467.718
Jennison Growth - Initial Class Subaccount Inception Date November 20, 1996	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	0.889798 0.794843 0.740408 0.584450 0.857823 1.070626 1.230758 1.193867 1.153823 1.004062	$ $ $ $ $ $ $ $ $ $	0.892571 0.889798 0.794843 0.740408 0.584450 0.857823 1.070626 1.230758 1.193867 1.153823	2,137,833.553 2,675,778.473 3,298,786.000 3,888,476.521 3,985,892.254 4,155,595.072 4,248,922.404 4,953,615.990 5,698,749.848 3,224,648.503
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.120778 1.094583 1.019502 0.766770 1.035304 1.030978 1.000000	$ $ $ $ $ $ $	1.307248 1.120778 1.094583 1.019502 0.766770 1.035304 1.030978	6,472,335.150 9,407,007.331 10,473,985.000 11,221,771.416 10,724,740.045 7,263,091.162 1,348,686.276
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.197121 1.195154 1.106818 0.955558 0.951599 0.932124 0.999195 0.959834 1.000000	$ $ $ $ $ $ $ $ $	1.306671 1.197121 1.195154 1.106818 0.955558 0.951599 0.932124 0.999195 0.959834	2,758,581.858 3,228,323.815 4,577,669.000 5,300,691.125 3,994,850.994 3,672,588.987 3,298,537.499 3,556,578.835 1,896,873.105
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.982420 0.884758 0.786574 0.638142 0.831827 1.000000	$ $ $ $ $ $	1.189488 0.982420 0.884758 0.786574 0.638142 0.831827	3,440,349.383 3,633,483.808 3,712,503.000 3,115,043.494 1,590,381.361 32,678.652
Marsico Growth - Initial Class(4) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.825026 0.772306 0.699402 0.562710 0.772799 0.937634 1.000000	$ $ $ $ $ $ $	0.855195 0.825026 0.772306 0.699402 0.562710 0.829038 0.937634	1,388,165.855 1,676,152.266 1,639,559.000 1,763,185.080 1,711,305.448 482,713.287 76,318.561

48

Subaccount	Year	1.65% (continued)
		Beginning AUV		Ending AUV		# Units
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.121860 1.114366 1.084069 1.050445 1.000000	$ $ $ $ $	1.150163 1.121860 1.114366 1.084069 1.050445	6,357,614.801 7,441,560.425 10,302,205.000 11,973,638.852 11,672,666.206
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date January 20, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.834343 2.767289 2.450130 1.983073 2.312082 2.300522 2.082011 2.045410 1.910886 1.514228	$ $ $ $ $ $ $ $ $ $	3.317215 2.834343 2.767289 2.450130 1.983073 2.312082 2.300522 2.082011 2.045410 1.910886	7,431,129.154 10,806,042.102 12,505,355.000 13,535,732.517 13,877,571.208 14,008,510.847 13,878,653.721 17,239,278.320 17,687,561.131 13,838,945.338
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date January 5, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.947529 2.822125 2.611419 2.030027 2.673510 3.021350 3.086714 2.567729 2.028458 1.603706	$ $ $ $ $ $ $ $ $ $	3.287864 2.947529 2.822125 2.611419 2.030027 2.673510 3.021350 3.086714 2.567729 2.028458	4,695,344.755 6,735,322.560 8,555,124.000 9,187,370.333 9,575,773.455 11,697,193.658 14,121,742.909 13,962,698.692 12,796,138.800 10,504,253.629
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.884586 0.812890 0.748717 0.542048 0.758423 0.853985 1.000000	$ $ $ $ $ $ $	0.901482 0.884586 0.812890 0.748717 0.542048 0.758423 0.853985	4,898,196.054 5,525,253.564 6,866,396.000 7,757,839.511 4,581,581.594 1,490,797.527 836,679.096
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.590182 0.558206 0.747851 0.599849 0.776870 0.949668 1.000000	$ $ $ $ $ $ $	0.689737 0.590182 0.558206 0.747851 0.599849 0.776870 0.949668	3,555,094.376 3,535,741.001 3,431,817.000 993,167.926 544,592.989 126,397.489 1,000.000
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.221526 1.150057 1.051755 0.938664 1.000000	$ $ $ $ $	1.311405 1.221526 1.150057 1.051755 0.938664	330,934.475 410,310.594 430,740.000 480,373.577 214,030.878
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.276106 1.248620 1.121475 0.921845 1.000000	$ $ $ $ $	1.392271 1.276106 1.248620 1.121475 0.921845	635,980.915 631,326.559 966,039.000 717,917.875 109,517.234
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.866901 0.756126 0.663714 0.514119 0.672098 0.829471 1.000000	$ $ $ $ $ $ $	0.927191 0.866901 0.756126 0.663714 0.514119 0.672098 0.829471	29,589,240.873 14,045,235.397 15,059,252.000 13,524,250.334 13,860,459.800 6,215,346.172 1,181,369.405
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.578575 1.380498 1.203260 0.932156 1.105816 1.000000	$ $ $ $ $ $	1.632247 1.578575 1.380498 1.203260 0.932156 1.105816	1,298,212.300 1,571,450.165 1,986,135.000 595,234.833 598,414.849 57,285.504

Transamerica Money Market – Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	1.264107 1.248895 1.256917 1.268238	$ $ $ $	1.302478 1.264107 1.248895 1.256917	4,842,365.529 6,486,077.019 7,620,339.000 11,092,443.850

49

Subaccount	Year	1.65% (continued)
		Beginning AUV		Ending AUV		# Units
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.745624 0.742579 0.698551 0.470387 0.772717 1.000000	$ $ $ $ $ $	0.740928 0.745624 0.742579 0.698551 0.470387 0.772717	967,412.960 952,902.687 1,303,776.000 770,063.658 371,721.336 53.392.798
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	4.169913 3.732362 3.261034 1.737018 2.916827 2.302427 2.107984 1.656056 1.720848 1.394113	$ $ $ $ $ $ $ $ $ $	4.843039 4.169913 3.732362 3.261034 1.737018 2.916827 2.302427 2.107984 1.656056 1.720848	3,841,758.422 5,424,333.908 6,987,862.000 8,463,313.859 10,140,901.466 10,496,025.501 11,183,856.536 11,265,409.515 12,396,813.175 9,576,109.396
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.496746 1.488185 1.464538 1.446084 1.389160 1.343721 1.239850 1.273389 1.205408 1.122583	$ $ $ $ $ $ $ $ $ $	1.520685 1.496746 1.488185 1.464538 1.446084 1.389160 1.343721 1.239850 1.273389 1.205408	3,432,703.460 4,436,021.611 5,866,231.000 8,558,140.430 10,798,492.580 10,097.516.496 8,324,734.085 11,107,749.467| 10,994,883.018 5,825,613.204
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.438008 1.284512 1.125252 0.861237 1.054413 1.391360 1.730178 1.328767 1.170007 1.159025	$ $ $ $ $ $ $ $ $ $	1.747301 1.438008 1.284512 1.125252 0.861237 1.054413 1.391360 1.730178 1.328767 1.170007	6,381,258.270 8,101,758.861 8,990,192.000 9,838,449.262 10,643,994.382 12,734,394.479 15,678,291.165 14,886,967.987 14,769,680.537 13,715,298.844
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.326270 2.161082 1.948358 1.635640 1.988345 2.174927 2.350088 1.890033 1.622765 1.372991	$ $ $ $ $ $ $ $ $ $	2.525105 2.326270 2.161082 1.948358 1.635640 1.988345 2.174927 2.350088 1.890033 1.622765	4,539,237.876 6,125,685.582 7,883,481.000 9,184,203.186 10,520,153.154 12,715,598.918 14,927,120.171 14,835,442.284 13,176,237.016 10,247,121.752
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.745112 0.704207 0.668131 0.529946 0.804775 1.000000	$ $ $ $ $ $	0.805667 0.745112 0.704207 0.668131 0.529946 0.804775	1,545,437.231 1,734,076.151 2,114,304.000 2,666,322.190 2,299,820.383 481,275.835

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

50

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.089252 1.055783 0.945896 0.745459 0.938589 1.000000	$ $ $ $ $ $	1.284417 1.089252 1.061536 0.945896 0.745459 0.938589	299,845.289 281,864.247 286,378.000 299,223.110 355,083.343 157,141.008
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.215924 1.173316 1.085524 0.896399 1.000000	$ $ $ $ $	1.311160 1.215924 1.173316 1.085524 0.896399	3,420,820.913 3,340,787.058 6,772,717.000 3,668,423.606 1,767,196.950
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.290319 1.166804 1.037216 0.804872 1.000000	$ $ $ $ $	1.469855 1.290319 1.166804 1.037216 0.804872	1,713,199.572 1,534,761.145 1,809,111.000 1,046,521.105 331,716.894
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.240469 1.171796 1.067759 0.867926 1.000000	$ $ $ $ $	1.362474 1.240469 1.171796 1.067759 0.867926	4,966,023.731 5,272,120.076 4,260,182.000 5,122,323.817 2,109,943.178
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.273905 1.171748 1.051623 0.839352 1.000000	$ $ $ $ $	1.428769 1.273905 1.176374 1.051623 0.839352	5,649,425.511 7,866,915.104 5,542,244.000 8,748,000.342 1,349,063.139
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.030768	19,678.806
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.505299 1.317759 1.130279 0.883966 1.045857 1.081170 1.000000	$ $ $ $ $ $ $	1.734075 1.505299 1.317759 1.130279 0.883966 1.045857 1.081170	211,991.790 288,725.171 278,241.000 247,665.126 206,458.124 171,576.787 16,484.855
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.436941 1.323724 1.211811 0.893846 1.127309 1.276602 1.531878 1.051668 1.000000	$ $ $ $ $ $ $ $ $	1.618505 1.436941 1.323724 1.211811 0.893846 1.127309 1.276602 1.531878 1.051668	1,507,730.137 1,749,687.403 1,857,889.000 1,922,920.290 1,604,711.874 1,301,922.214 1,385,983.643 878,307.676 592,043.370
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	0.963934 0.920306 0.851014 0.632798 0.842900 0.885582 0.963257 1.121610 0.879711	$ $ $ $ $ $ $ $ $	1.045717 0.963934 0.920306 0.851014 0.632798 0.842900 0.885582 0.963257 1.121610	2,734,213.145 3,138,279.763 3,487,230.000 3,787,403.586 2,148,917.916 2,202,538.833 1,947,087.676 2,408,403.000 2,070,742.000
Capital Guardian Value - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.795530 2.634259 2.291153 1.727962 2.211690 2.105297 2.023956 2.119071 1.999623 1.912635	$ $ $ $ $ $ $ $ $ $	3.208708 2.795530 2.634259 2.291153 1.727962 2.211690 2.105297 2.023956 2.119071 1.999623	1,443,603.839 1,826,251.973 2,017,115.000 2,204,421.105 1,789,826.190 1,493,061.527 899,581.325 924,905.846 854,044.377 221,576.305

51

Subaccount	Year	1.50% (continued)
		Beginning AUV		Ending AUV		# Units
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.819127 1.627102 1.243075 0.929516 1.000000	$ $ $ $ $	2.550004 1.819127 1.627102 1.243075 0.929516	550,957.069 498,416.601 546,761.000 411,080.615 163,787.239
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.467884 1.440031 1.316611 1.036367 1.394980 1.608774 1.833086 1.574648 1.216436 1.183597	$ $ $ $ $ $ $ $ $ $	1.667686 1.467884 1.440031 1.316611 1.036367 1.394980 1.608774 1.833086 1.574648 1.216436	1,399,021.179 1,662,015.857 2,086,496.000 2,044,814.188 2,460,344.188 2,771,657.278 3,518,400.932 3,446,692.138 1,594,101.412 143,726.569
Jennison Growth - Initial Class Subaccount Inception Date November 20, 1996	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	0.900963 0.803621 0.747485 0.589170 0.863467 1.076068 1.235199 1.196411 1.154569 1.133494	$ $ $ $ $ $ $ $ $ $	0.905116 0.900963 0.803621 0.747485 0.589170 0.863467 1.076068 1.235199 1.196411 1.154569	371,010.593 540,524.394 687,882.000 719,485.497 842,937.474 794,421.477 847,560.557 729,063.601 834,616.338 164,076.542
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.130190 1.102152 1.025037 0.769798 1.037858 1.031983 1.000000	$ $ $ $ $ $ $	1.320166 1.130190 1.102152 1.025037 0.769798 1.037858 1.031983	1,192,705.951 1,466,174.733 1,817,749.000 1,775,466.094 2,248,284.702 1,854,117.582 30,567.088
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.210603 1.206825 1.115968 0.962033 0.956639 0.935671 1.001525 0.960653 1.000000	$ $ $ $ $ $ $ $ $	1.323335 1.210603 1.206825 1.115968 0.962033 0.956639 0.935671 1.001525 0.960653	1,024,936.161 1,284,968.063 1,879,616.000 2,108,724.599 1,415,069.235 1,251,294.886 1,331,468.484 1,167,355.038 586,051.988
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.989186 0.889551 0.789661 0.639710 0.832651 1.000000	$ $ $ $ $ $	1.199432 0.989186 0.889551 0.789661 0.639710 0.832651	739,834.511 632,897.488 770,286.000 485,325.462 145,042.207 11,671.774
Marsico Growth - Initial Class(4) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.831939 0.777637 0.703189 0.564924 0.774704 0.915432 1.000000	$ $ $ $ $ $ $	0.863639 0.831939 0.777637 0.703189 0.564924 0.774704 0.915432	328,321.712 725,144.464 732,743.000 515,687.238 334,220.812 364,073.304 184,582.408
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.127971 1.118783 1.086753 1.051492 1.000000	$ $ $ $ $	1.158142 1.127971 1.118783 1.086753 1.051492	1,661,995.347 2,230,572.427 2,696,360.000 3,091,761.763 2,092,533.373

52

Subaccount	Year	1.50% (continued)
		Beginning AUV		Ending AUV		# Units
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date January 20, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.869877 2.797855 2.473523 1.999060 2.327288 2.312216 2.089513 2.049755 1.912129 1.776425	$ $ $ $ $ $ $ $ $ $	3.363743 2.869877 2.797855 2.473523 1.999060 2.327288 2.312216 2.089513 2.049755 1.912129	1,489,200.471 1,832,733.737 2,084,449.000 2,196,683.469 2,250,643.880 2,263,568.298 1,989,114.003 1,724,375.455 1,462,715.818 392,308.493
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date January 5, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.984491 2.853306 2.636373 2.046402 2.691110 3.036723 3.097854 2.573188 2.026778 1.957595	$ $ $ $ $ $ $ $ $ $	3.333985 2.984491 2.853306 2.636373 2.046402 2.691110 3.036723 3.097854 2.573188 2.029778	529,487.672 650,160.831 766,807.000 897,954.533 ,039,057.802 1,147,568.990 1,394,829.207 1,048,447.131 833,778.344 184,298.595
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.892022 0.818522 0.752793 0.544196 0.760305 0.854820 1.000000	$ $ $ $ $ $ $	0.910402 0.892022 0.818522 0.752793 0.544196 0.760305 0.854820	564,194.176 716,997.554 909,648.000 989,024.641 373,078.856 167,743.278 52,772.929
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.595141 0.562060 0.751404 0.601821 0.778284 0.949980 1.000000	$ $ $ $ $ $ $	0.696548 0.595141 0.562060 0.751404 0.601821 0.778284 0.949980	283,253.478 277,673.306 305,805.000 83,811.667 61,696.491 1,669.965 1,000.000
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.228162 1.154600 1.054354 0.939595 1.000000	$ $ $ $ $	1.320483 1.228162 1.154600 1.054354 0.939595	190,473.497 235,847.499 271,875.000 356,752.099 73,453.140
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.283056 1.253568 1.124250 0.922763 1.000000	$ $ $ $ $	1.401918 1.283056 1.253568 1.124250 0.922763	407,275.397 244,264.243 265,461.000 240,457.310 40,596.281
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.874163 0.761335 0.667300 0.516143 0.673747 0.830281 1.000000	$ $ $ $ $ $ $	0.936327 0.874163 0.761335 0.667300 0.516143 0.673747 0.830281	3,839,512.402 1,426,535.581 2,209,667.000 1,940,332.762 1,190,272.376 884,825.721 233,077.723
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.589487 1.388005 1.208021 0.934457 1.106909 1.000000	$ $ $ $ $ $	1.645959 1.589487 1.388005 1.208021 0.934457 1.106909	207,978.216 270,796.205 375,815.000 181,897.513 205,145.974 998.580
Transamerica Money Market - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003	$ $ $ $	1.279908 1.262642 1.268884 1.278447	$ $ $ $	1.320697 1.279908 1.262642 1.268884	3,291,483.862 2,033,426.098 1,119,609.000 3,171,016.176

53

Subaccount	Year	1.50% (continued)
		Beginning AUV		Ending AUV		# Units
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.750778 0.746619 0.701312 0.471553 0.773135 1.000000	$ $ $ $ $ $	0.747144 0.750778 0.746619 0.701312 0.471553 0.773135	320,887.618 223,043.991 264,327.000 263,961.833 18,934.852 13,017.152
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	4.222214 3.773614 3.292202 1.751037 2.936020 2.314129 2.115582 1.659586 1.721966 1.680492	$ $ $ $ $ $ $ $ $ $	4.911009 4.222214 3.773614 3.292202 1.751037 2.936020 2.314129 2.115582 1.659586 1.721966	567,844.805 669,481.940 795,677.000 986,909.160 1,323,422.436 1,467,944.630 1,288,104.656 1,150,008.250 916,216.066 201,510.890
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.517955 1.507049 1.480911 1.460102 1.400560 1.352742 1.246338 1.276099 1.206194 1.165042	$ $ $ $ $ $ $ $ $ $	1.544502 1.517955 1.507049 1.480911 1.460102 1.400560 1.352742 1.246338 1.276099 1.206194	1,240,935.603 1,502,236.001 1,917,976.000 2,604,058.728 2,810,237.095 2,021,013.095 1,909,567.520 2,509,680.360 1,684,993.398 125,603.264
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.456027 1.298698 1.135997 0.868180 1.061346 1.398424 1.736396 1.331580 1.170767 1.314403	$ $ $ $ $ $ $ $ $ $	1.771791 1.456027 1.298698 1.135997 0.868180 1.061346 1.398424 1.736396 1.331580 1.170767	1,117,063.238 973,714.344 1,021,347.000 1,285,351.618 1,510,384.701 1,607,640.906 1,768,280.720 1,699,977.857 880,651.775 164,219.793
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.355458 2.184988 1.966993 1.648851 2.001444 2.185997 2.358574 1.894059 1.623829 1.619154	$ $ $ $ $ $ $ $ $ $	2.560560 2.355458 2.184988 1.966993 1.648851 2.001444 2.185997 2.358574 1.894059 1.623829	1,036,973.108 1,379,910.917 1,611,174.000 1,814,818.120 2,392,336.584 2,618,053.899 2,130,505.037 1,347,870.453 864,583.172 265,868.401
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.750266 0.708049 0.670790 0.531264 0.805577 1.000000	$ $ $ $ $ $	0.812430 0.750266 0.708049 0.670790 0.531264 0.805577	201,521.987 305,361.548 275,618.000 640,612.133 211,455.972 121,404.814
PAM Transamerica U. S. Government Securities – Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.029250 1.024349 1.010428 1.000000	$ $ $ $	1.045099 1.029250 1.024349 1.010428	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.128805 1.086700 0.995176 0.757796 1.000000	$ $ $ $ $	1.256087 1.128805 1.086700 0.995176 0.757796	239,485.205 335,969.852 436,781.000 490,605.689 271,012.792
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.131131 1.057344 1.009328 0.793030 1.000000	$ $ $ $ $	1.181969 1.131131 1.057344 1.009328 0.793030	25,959.073 33,359.553 34,721.000 35,082.471 8,536.533

54

Subaccount	Year	1.50% (continued)
		Beginning AUV		Ending AUV		# Units
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.042190 1.011301 0.922939 0.708682 0.925362 1.000000	$ $ $ $ $ $	1.201232 1.042190 1.011301 0.922939 0.708682 0.925362	364,600.532 395,171.259 459,689.000 543,774.420 562,772.960 338,946.972
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.854933 0.755575 0.707865 0.582390 0.854751 1.000000	$ $ $ $ $ $	.836930 0.854933 0.755575 0.707865 0.582390 0.854751	246,522.851 319,727.915 317,752.000 399,553.877 290,129.288 170,283.912
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.165967 1.014517 0.894215 0.707994 0.794977 0.921935 1.000000	$ $ $ $ $ $ $	1.280112 1.165967 1.014517 0.894215 0.707994 0.794977 0.921935	2,334,239.789 2,827,957.069 2,504,455.000 2,454,901.642 1,989,715.385 524,898.341 83,267.219
Fidelity - VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.205808 1.159269 1.057874 0.825763 1.011689 1.083585 1.000000	$ $ $ $ $ $ $	1.424811 1.205808 1.159269 1.057874 0.825763 1.011689 1.083585	660,349.638 797,626.378 913,774.000 869,203.178 875,533.684 539,459.987 11,169.920
Fidelity - VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.821333 0.790140 0.777739 0.595582 0.867285 1.000000	$ $ $ $ $ $	0.862415 0.821333 0.790140 0.777739 0.595582 0.867285	377,845.439 353,495.640 399,469.000 415,789.933 311,639.983 224,892.535
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.787455 0.735424 0.698366 0.547765 0.712884 0.847762 1.000000	$ $ $ $ $ $ $	0.815561 0.787455 0.735424 0.698366 0.547765 0.712884 0.847762	34,818.262 37,107.971 42,146.000 41,024.211 41,430.745 46,654.326 4,056.118
Fidelity - VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.825525 1.569979 1.278384 0.938535 1.058761 1.113894 1.000000	$ $ $ $ $ $ $	2.021695 1.825525 1.569979 1.278384 0.938535 1.058761 1.113894	1,128,393.163 1,345,697.241 1,369,189.000 1,418,766.692 1,109,568.411 301,333.651 193,695.460
Fidelity - VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.312926 1.300991 1.160021 0.748203 1.000000	$ $ $ $ $	1.500649 1.312926 1.300991 1.160021 0.748203	406,784.958 449,415.639 614,331.000 647,601.151 233,602.863
Janus Aspen - Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.541187 0.490316 0.413107 0.311130 0.439334 0.738276 1.000000	$ $ $ $ $ $ $	1.604154 0.541187 0.490316 0.413107 0.311130 0.439334 0.738276	237,495.143 307,042.496 357,964.000 296,286.367 418,083.312 282,361.120 4,308.768
Janus Aspen - Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.190103 1.098065 0.946169 0.680071 0.901410 0.998696 1.000000	$ $ $ $ $ $ $	1.349213 1.190103 1.098065 0.946169 0.680071 0.901410 0.998696	25,439.595 105,875.829 109,523.000 107,005.725 118,269.564 106,055.256 3,557.748

55

Subaccount	Year	1.50% (continued)
		Beginning AUV		Ending AUV		# Units
Janus Aspen - Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.646408 0.621473 0.603495 0.495255 0.676640 0.887611 1.000000	$ $ $ $ $ $ $	0.751117 0.646408 0.621473 0.603495 0.495255 0.676640 0.887611	180,261.053 228,341.250 316,508.000 572,760.739 1,288,017.381 412,917.680 27,410.848
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.063134 1.027353 0.981842 0.746874 1.000000	$ $ $ $ $	1.182905 1.063134 1.027353 0.981842 0.746874	45,937.645 35,175.960 72,529.000 64,009.227 10,623.871
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.159404 1.146954 1.048576 0.917454 1.000000	$ $ $ $ $	1.275094 1.159404 1.146954 1.048576 0.917454	761,196.189 708,244.543 825,794.000 855,610.931 243,516.671

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount	Year	1.40%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.140723 1.110607 1.000000	$ $ $	1.346427 1.140723 1.110607	64,603.310 45,559.107 13,136.000
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.111748 1.071740 1.000000	$ $ $	1.200002 1.111748 1.071740	345,680.463 78,032.265 0.000
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.224872 1.106529 1.000000	$ $ $	1.396672 1.224872 1.106529	944,859.099 0.000 0.000
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.147670 1.083067 1.000000	$ $ $	1.261784 1.147670 1.083067	723,991.790 37.825 21,239.000
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.195249 1.102655 1.000000	$ $ $	1.341867 1.195249 1.102655	1,023,098.708 105,286.121 0.000
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.316157 1.151057 1.000000	$ $ $	1.517687 1.316157 1.151057	115,386.459 34,278.496 10,059.000
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004	$ $ $	1.174658 1.081041 1.000000	$ $ $	1.324370 1.174658 1.081041	204,879.717 81,547.508 49,373.000
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004	$ $ $	1.126905 1.074842 1.000000	$ $ $	1.223707 1.126905 1.074842	209,716.356 48,099.834 15,821.000
Capital Guardian Value - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004	$ $ $	1.203030 1.132519 1.000000	$ $ $	1.382207 1.203030 1.132519	4,522,305.116 959,943.665 581,855.000
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.506262 1.345941 1.000000	$ $ $	2.113530 1.506262 1.345941	152,989.962 26,283.066 0.000

56

Subaccount	Year	1.40% (continued)
		Beginning AUV		Ending AUV		# Units
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004	$ $ $	1.110222 1.088084 1.000000	$ $ $	1.262582 1.110222 1.088084	209,234.078 46,018.109 4,029.000
Jennison Growth - Initial Class Subaccount Inception Date November 20, 1996	2006 2005 2004	$ $ $	1.213449 1.081308 1.000000	$ $ $	1.220222 1.213449 1.081308	96,571.340 7,693.151 24,015.000
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.088360 1.060317 1.000000	$ $ $	1.272565 1.088360 1.060317	1,808,935.474 136,941.699 8,271.000
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004	$ $ $	1.091063 1.086592 1.000000	$ $ $	1.193838 1.091063 1.086592	300,856.059 225,616.466 0.000
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.225328 1.100814 1.000000	$ $ $	1.487219 1.225328 1.100814	181,320.123 18,244.385 7,927.000
Marsico Growth - Initial Class(4) Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.198139 1.118831 1.000000	$ $ $	1.245003 1.198139 1.118831	53,339.875 0.000 0.000
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.044934 1.035410 1.000000	$ $ $	1.073938 1.044934 1.035410	514,319.044 166,116.359 45,589.000
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date January 20, 1995	2006 2005 2004	$ $ $	1.142172 1.112410 1.000000	$ $ $	1.340038 1.142172 1.112410	5,721,692.717 1,190,830.299 50,652.000
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date January 5, 1995	2006 2005 2004	$ $ $	1.131658 1.080854 1.000000	$ $ $	1.265420 1.131658 1.080854	4,268,099.090 1,811,990.161 162,333.000
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.150784 1.054924 1.000000	$ $ $	1.175644 1.150784 1.054924	279,114.168 224,705.293 0.000
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.143274 1.078671 1.000000	$ $ $	1.339397 1.143274 1.078671	98,676.725 25,990.445 0.000
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.172724 1.101394 1.000000	$ $ $	1.262106 1.172724 1.101394	19,666.507 0.000 0.000
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.123579 1.096676 1.000000	$ $ $	1.228875 1.123579 1.096676	104,025.890 45,176.179 0.000
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.279101 1.112918 1.000000	$ $ $	1.371410 1.279101 1.112918	3,963,153.692 32,523.541 42,721.000
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.223440 1.067308 1.000000	$ $ $	1.268155 1.223440 1.067308	9,924.280 15,105.422 7,883.000
Transamerica Money Market - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004	$ $ $	1.013179 0.998530 1.000000	$ $ $	1.046489 1.013179 0.998530	1,372,626.314 240,266.041 26,102.000
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004	$ $ $	1.262524 1.127273 1.000000	$ $ $	1.469930 1.262524 1.127273	3,661,248.997 1,574,790.637 385,112.000
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.075061 1.068043 1.000000	$ $ $	1.070911 1.075061 1.068043	25,044.892 0.000 0.000
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004	$ $ $	1.036964 1.028493 1.000000	$ $ $	1.056130 1.036964 1.028493	941,655.528 438,226.033 45,345.000
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004	$ $ $	1.267498 1.129437 1.000000	$ $ $	1.543886 1.267498 1.129437	2,279,959.082 870,713.016 412,401.000

57

Subaccount	Year	1.40% (continued)
		Beginning AUV		Ending AUV		# Units
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date July 5, 1994	2006 2005 2004	$ $ $	1.192296 1.104914 1.000000	$ $ $	1.297386 1.192296 1.104914	2,128,005.922 1,278,174.456 450,934.000
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.134233 1.069338 1.000000	$ $ $	1.229417 1.134233 1.069338	0.000 0.000 0.000
PAM Transamerica U. S. Government Securities – Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004	$ $ $	1.032040 1.026124 1.000000	$ $ $	1.048973 1.032040 1.026124	0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.105455 1.063187 1.000000	$ $ $	1.231326 1.105455 1.063187	26,500.408 20,302.130 0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.142812 1.067228 1.000000	$ $ $	1.195355 1.142812 1.067228	21.478 25.896 14,542.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.109628 1.075680 1.000000	$ $ $	1.280214 1.109628 1.075680	53,076.383 27,875.503 0.000
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.223965 1.080644 1.000000	$ $ $	1.199362 1.223965 1.080644	21,992.277 0.000 0.000
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.268419 1.102587 1.000000	$ $ $	1.393955 1.268419 1.102587	257,581.923 61,961.612 45,827.000
Fidelity - VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.131794 1.087049 1.000000	$ $ $	1.338663 1.131794 1.087049	25,685.344 0.000 0.000
Fidelity - VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.072688 1.030936 1.000000	$ $ $	1.127447 1.072688 1.030936	0.000 0.000 0.000
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.141396 1.064926 1.000000	$ $ $	1.183297 1.141396 1.064926	0.000 0.000 0.000
Fidelity - VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.397981 1.201095 1.000000	$ $ $	1.549742 1.397981 1.201095	470,435.387 155,896.293 71,612.000
Fidelity - VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.124168 1.112856 1.000000	$ $ $	1.286179 1.124168 1.112856	50,590.013 37,207.347 9,865.000
Janus Aspen - Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.268874 1.148456 1.000000	$ $ $	1.417910 1.268874 1.148456	114,185.097 94,877.196 0.000
Janus Aspen - Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.214505 1.119482 1.000000	$ $ $	1.378222 1.214505 1.119482	0.000 0.000 0.000
Janus Aspen - Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.070007 1.027724 1.000000	$ $ $	1.244559 1.070007 1.027724	53,547.721 0.000 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.079196 1.041845 1.000000	$ $ $	1.201951 1.079196 1.041845	0.000 0.000 0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.098210 1.085350 1.000000	$ $ $	1.208985 1.098210 1.085350	33,412.191 0.000 0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

58

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2006, 2005, and 2004

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2006, 2005, and 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statement of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2006.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Transamerica Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties. Also, as discussed in Note 2 to the financial statements, in 2005 Transamerica Life Insurance Company changed its accounting for investment in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishments of liabilities.

/s/ Ernst & Young LLP

March 13, 2007

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2006	2005
Admitted assets
Cash and invested assets:
Cash, cash equivalents, and short-term investments	$1,214,965	$326,027
Bonds:
Affiliated entities	501,180	496,081
Unaffiliated	32,103,292	35,355,634
Preferred stocks:
Affiliated entities	1,085	1,085
Unaffiliated	1,689,094	337,338
Common stocks:
Affiliated entities (cost: 2006 - $84,843; 2005 - $84,576)	82,202	74,849
Unaffiliated (cost: 2006 - $366,148; 2005 - $234,927)	393,176	267,414
Mortgage loans on real estate	5,760,667	5,770,723
Real estate:
Home office properties	6,237	6,464
Properties held for production of income	2,466	5,235
Properties held for sale	21,508	22,822
Policy loans	130,144	123,221
Receivable for securities	6,651	13,474
Other invested assets	1,543,092	1,116,749

Total cash and invested assets	43,455,759	43,917,116
Premiums deferred and uncollected	20,444	21,154
Due and accrued investment income	853,244	847,091
Reinsurance balances recoverable	2,914	3,995
Federal and foreign income tax recoverable	—	112,500
Net deferred income tax asset	108,342	116,392
Receivable from parent, subsidiaries, and affiliates	503,881	54,261
Other admitted assets	109,938	192,366
Separate account assets	28,875,013	23,662,198

Total admitted assets	$73,929,535	$68,927,073

3

	December 31
	2006	2005
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$4,040,838	$4,008,767
Annuity	23,038,230	26,901,713
Accident and health	812,961	714,373
Policy and contract claim reserves:
Life	35,143	37,337
Accident and health	39,502	40,207
Liabilities for deposit-type contracts	7,085,285	7,755,652
Other policyholders’ funds	2,646	2,562
Remittances and items not allocated	167,889	104,925
Borrowed money	493,336	8,492
Asset valuation reserve	803,012	663,191
Interest maintenance reserve	159,356	214,962
Commissions and expense allowances payable on reinsurance assumed	—	101
Other liabilities	522,796	423,773
Reinsurance in unauthorized companies	—	17,264
Funds held under coinsurance and other reinsurance treaties	5,950,970	2,293,431
Transfers from separate accounts due or accrued (including $(477,683) and $(457,793) accrued for expense allowances recognized in reserves, net of reinsured allowances)	(482,082)	(443,974)
Federal and foreign income taxes payable (including $50,291 and $– on realized capital gains (losses) at December 31, 2006 and 2005, respectively)	20,923	—
Payable for securities	90,398	104,111
Payable to affiliates	230,656	—
Separate account liabilities	28,874,898	23,662,141

Total liabilities	71,886,757	66,509,028
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 316,955 issued and outstanding shares	3,170	3,170
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued at December 31, 2006 and 42,500 shares authorized, issued and outstanding at December 31, 2005 (total liquidation value - $58,000); Series B, $10 per share par value, 250,000 shares authorized, 87,755 shares issued and outstanding (total liquidation value - $877,550)	1,302	1,302
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares	(58,000)	—
Surplus notes	—	575,000
Paid-in surplus	1,437,768	1,437,996
Unassigned surplus	658,538	400,577

Total capital and surplus	2,042,778	2,418,045

Total liabilities and capital and surplus	$73,929,535	$68,927,073

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$392,558	$734,878	$1,192,921
Annuity	4,322,254	4,191,484	4,972,942
Accident and health	194,973	178,855	175,387
Net investment income	2,376,911	2,390,054	2,380,749
Amortization of interest maintenance reserve	21,795	39,488	32,901
Commissions and expense allowances on reinsurance ceded	187,363	105,759	46,349
Consideration for reinsurance recapture	—	—	286,705
Income from fees associated with investment management, administration and contract guarantees for separate accounts	369,936	276,684	250,567
Reserve adjustments on reinsurance ceded	1,234,064	(219,021)	(125,668)
Coinsurance reserve recapture	—	—	643,279
Income from administrative service agreement	42,513	—	—
Other income	51,256	62,744	60,264

	9,193,623	7,760,925	9,916,396
Benefits and expenses:
Benefits paid or provided for:
Life	115,217	118,906	107,082
Accident and Health	113,547	102,075	101,758
Surrender benefits	7,291,738	5,415,085	4,804,754
Other benefits	1,487,689	1,380,601	1,253,141
Increase (decrease) in aggregate reserves for policies and contracts:
Life	32,072	45,992	408,100
Annuity	(3,863,633)	(1,974,994)	639,283
Accident and health	98,588	86,538	97,704

	5,275,218	5,174,203	7,411,822
Insurance expenses:
Commissions	435,419	425,434	447,710
General insurance expenses	253,636	242,493	226,776
Insurance taxes, licenses, and fees	41,256	27,899	39,458
Net transfers to separate accounts	2,417,521	1,365,516	1,022,189
Reinsurance reserve recapture	—	813	293,942
Other expenses	415,693	230,388	194,270

	3,563,525	2,292,543	2,224,345

Total benefits and expenses	8,838,743	7,466,746	9,636,167

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	354,880	294,179	280,229
Dividends to policyholders	557	455	538

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	354,323	293,724	279,691
Federal income tax expense	136,412	4,302	78,317

Gain from operations before net realized capital gains (losses) on investments	217,911	289,422	201,374
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	114,487	9,223	65,791

Net income	$332,398	$298,645	$267,165

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2004	$2,235	$425	$—	$575,000	$1,361,793	$536,103	$2,475,556
Net income	—	—	—	—	—	267,165	267,165
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	52,077	52,077
Nonadmit value of reciprocal ownership	—	—	—	—	(65,170)	(53,209)	(118,379)
Change in other nonadmitted assets	—	—	—	—	—	71,576	71,576
Change in asset valuation reserve	—	—	—	—	—	(220,329)	(220,329)
Repayment of surplus in separate accounts	—	—	—	—	—	560	560
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	—	(35,091)	(35,091)
Issuance of common stock in connection with statutory merger	343	—	—	—	—	(343)	—
Capital contribution	—	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	—	(14,424)	(14,424)
Dividend to stockholder	—	—	—	—	—	(400,000)	(400,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	613	—	613

Balance at December 31, 2004	$2,578	$425	$—	$575,000	$1,787,236	$205,372	$2,570,611

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2004	$2,578	$425	$—	$575,000	$1,787,236	$205,372	$2,570,611
Net income	—	—	—	—	—	298,645	298,645
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	39,668	39,668
Change in other nonadmitted assets	—	—	—	—		(1,718)	(1,718)
Change in asset valuation reserve	—	—	—	—	—	(146,776)	(146,776)
Repayment of surplus in separate accounts	—	—	—	—	—	199	199
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(17,011)	(17,011)
Change in net deferred income tax asset	—	—	—	—	—	34,505	34,505
Cumulative effect of change in accounting principle	—	—	—	—	—	(6,668)	(6,668)
Issuance of common stock in connection with statutory merger	592	877	—	—	(1,812)	343	—
Return of capital	—	—	—	—	(348,051)	—	(348,051)
Reinsurance transactions	—	—	—	—	—	(5,982)	(5,982)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	623	—	623

Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045
Cumulative effect of change in accounting principle	—	—	—	—	—	(1,665)	(1,665)
Net income	—	—	—	—	—	332,398	332,398
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	105,010	105,010
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	(3,602)	(3,602)
Change in other nonadmitted assets	—	—	—	—	—	(98,040)	(98,041)
Change in asset valuation reserve	—	—	—	—	—	(139,821)	(139,821)
Repayment of surplus in separate accounts	—	—	—	—	—	79	79
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	17,264	17,264
Change in net deferred income tax asset	—	—	—	—	—	91,021	91,021
Reinsurance transactions	—	—	—	—	—	4,640	4,640
Dividend to stockholders	—	—	—	—	—	(69,803)	(69,803)
Repurchase of Series A preferred stock	—	—	(58,000)	—	—	—	(58,000)
Correction of prior period error	—	—	—	—	—	20,480	20,480
Repayment of surplus notes	—	—	—	(575,000)	—	—	(575,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	(228)	—	(228)

Balance at December 31, 2006	$3,170	$1,302	$(58,000)	$—	$1,437,768	$658,538	$2,042,778

See accompanying notes.

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Operating activities
Premiums collected, net of reinsurance	$4,910,880	$5,105,476	$6,336,849
Net investment income	2,490,060	2,466,077	2,276,092
Miscellaneous income	1,972,319	259,085	1,143,613
Benefit and loss related payments	(10,395,471)	(7,792,780)	(6,599,811)
Net transfers to separate accounts	(2,326,426)	(1,199,281)	(903,618)
Commissions, expenses paid, and aggregate write-ins for deductions	(1,155,948)	(985,993)	(919,570)
Dividends paid to policyholders	(523)	(584)	(618)
Federal and foreign income taxes paid	(53,236)	(175,128)	(104,543)

Net cash (used in) provided by operating activities	(4,558,345)	(2,323,128)	1,228,394
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	18,812,848	23,151,411	26,928,308
Common stocks	200,499	83,756	324,400
Preferred stocks	398,977	361,028	454,336
Mortgage loans	1,271,404	1,303,236	679,622
Real estate	7,004	15,683	22,678
Other invested assets	346,990	284,913	416,287
Receivable/payable for securities	66,568	17,374	1,145,717
Miscellaneous proceeds	—	11,490	143,374

Total investment proceeds	21,104,290	25,228,891	30,114,722
Cost of investments acquired:
Bonds	(16,845,468)	(20,643,565)	(28,238,630)
Common stock	(361,184)	(106,718)	(410,614)
Preferred stock	(468,081)	(223,919)	(311,727)
Mortgage loans	(1,266,019)	(1,346,022)	(1,116,443)
Real estate	(2,486)	(303)	(34)
Other invested assets	(609,485)	(396,494)	(521,699)
Receivable/payable for securities	—	(1,346,713)	—
Miscellaneous applications	(13,718)	(5,322)	(44,478)

Total cost of investments acquired	(19,566,441)	(24,069,056)	(30,643,625)
Net increase in policy loans	(6,923)	(6,969)	(11,003)

Net cost of investments acquired	(19,573,364)	(24,076,025)	(30,654,628)

Net cash provided by (used in) investing activities	$1,530,926	$1,152,866	$(539,906)

9

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$—	$—	$490,000
Borrowed funds received	482,624	8,450	—
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	542,778	(360,558)	(499,262)
Funds held under reinsurance treaty with unauthorized reinsurers	3,654,695	973,428	637,252
Other sources	(88,152)	(74,352)	(174,360)

Total cash provided	4,591,945	546,968	453,630

Other cash applied:
Dividends paid to stockholders	(42,588)	—	(400,000)
Repurchase of surplus notes	(575,000)	—	—
Repurchase of preferred stock	(58,000)
Capital distribution	—	(348,051)	—

Total other cash applied	(675,588)	(348,051)	(400,000)

Net cash provided by financing and miscellaneous activities	3,916,357	198,917	53,630

Net increase (decrease) in cash, cash equivalents and short-term investments	888,938	(971,345)	742,118
Cash, cash equivalents and short-term investments:
Beginning of year	326,027	1,297,372	555,254

End of year	$1,214,965	$326,027	$1,297,372

Supplemental disclosure of cash flow information for non-cash transactions:
Dividend paid in non-affiliated stock	$27,215	$—	$—

See accompanying notes.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

December 31, 2006

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Occidental Life Insurance Company (TOLIC) are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company's common stock.

On October 1, 2005, the Company completed a merger with TALIAC, which was a wholly-owned subsidiary of an affiliate, TOLIC. The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. Prior to the merger of the Company and TALIAC, TALIAC owned 34,295 shares and AEGON USA, Inc. owned 223,500 shares in common stock of the Company. TOLIC owned 100% (25,000 shares) of the outstanding common shares of TALIAC prior to the merger. As a result of the merger, the 34,295 outstanding shares of the Company previously held by TALIAC were retired and considered authorized but unissued stock of the merged entity. AEGON USA, Inc. exchanged its 223,500 common shares of the Company for 87,755 shares of a newly issued Series B non-voting class of preferred stock of the merged entity, shares equivalent in value to that of the common shares previously held. Also in conjunction with the merger, the TALIAC stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALIAC into the Company, TOLIC received 316,955 shares of the merged entity, which was an equivalent fair value of the TALIAC stock that was deemed cancelled. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TALIAC were carried forward to the merged company. Total capital and surplus of the Company was reduced by the value of the Company’s stock held by TALIAC prior to the merger in the amount of $171,482.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company, TAC, and TALIAC restated for periods prior to the mergers are as follows:

	Nine Months Ended September 30 2005	Period Ended December 31 2004
	Unaudited
Revenues:
Company	$3,371,185	$5,750,848
TAC	—	152,450
TALIAC	2,857,854	4,013,098
Merger elimination	(51,949)	—

As restated	$6,177,090	$9,916,396

Net income (loss):
Company	$72,538	$140,789
TAC	—	(12,013)
TALIAC	158,430	138,389
Merger elimination	(51,949)	—

As restated	$179,019	$267,165

With respect to TAC, the period ended December 31, 2004, reflects revenues and net loss for the period January 1, 2004 through September 30, 2004 (date of merger with the Company).

Nature of Business

The Company sells individual non-participating whole life, endowment, and term contracts, structured settlements, pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico, and the US Virgin Islands. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses on a statutory basis include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received, and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of a 6), are reported at cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (“SVO”) and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. As a result, $1,231,903 of securities previously classified as bonds by the Company have been reclassified as preferred stock as of December 31, 2006. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies and mutual funds are carried at fair value as determined by the SVO and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are carried at the GAAP basis equity in the underlying net assets and the net unrealized capital gains (losses) are reported in unassigned surplus.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company is restricted to trading Primus Guaranty, Ltd., a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to this security. The carrying amount in Primus, which is carried at fair value, as of December 31, 2006 and 2005 was $64,479 and $72,853, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Land is reported at cost. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minor ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships in the amount of $2,172, $2,261, and $5,991 during the years ended December 31, 2006, 2005 and 2004, respectively.

As of December 31, 2006, investments in Low Income Housing Tax Credits (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. Prior to December 31, 2006, LIHTC investments were carried at audited GAAP equity.

Other “admitted assets” are valued principally at cost.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common, and nonredeemable preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2006 and 2005, the Company excluded investment income due and accrued of $1,299 and $625, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2006 and 2005, derivatives in the amount of $157,037 and $108,923, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident, and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds, and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $4,875,079, $3,593,932, and $3,133,505 in 2006, 2005, and 2004, respectively. In addition, the Company received $369,936, $276,684, and $250,567 in 2006, 2005, and 2004, respectively, related to fees associated with investment management, administration, and contractual guarantees for separate accounts.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 and 2006, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $(272), $359, and $613 for the years ended December 31, 2006, 2005, and 2004 respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $44, $264, and $0 for years ended December 31, 2006, 2005, and 2004 respectively.

Reclassifications

Certain reclassifications have been made to the 2005 and 2004 financial statements to conform to the 2006 presentation.

2. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48 and SSAP No. 88 and carried at audited GAAP equity. The cumulative effect is the difference between the audited

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $1,665 at January 1, 2006.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $6,668 at January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements are accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

During 2006, the Company discovered that the Interest Maintenance Reserve (IMR) incorrectly included interest-related realized gains and losses associated with specific assets supporting a block of business in which the policyholders were being credited the daily return on such investments. As a result, the IMR balance was overstated by $20,480 as of and for the year ended 2005. The current year financials reflect a reduction in the IMR balance with an offset to unassigned surplus to correct this error.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital and Surplus

As of December 31, 2005 the Company had 42,500 non-voting Series A shares and 87,755 non-voting Series B shares of preferred stock outstanding that were owned by AEGON. On December 26, 2006, the Company repurchased its Series A preferred shares for $58,000, which is reflected as treasury stock as of December 31, 2006. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A is $1,365 per share and Series B is $10,000 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages, and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred Stock. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2006 and 2005, cumulative unpaid dividends relating to the preferred shares were $23,828 and $13,729, respectively.

The Company paid a preferred stock dividend of $42,588 to its Series A and Series B preferred shareholder, AEGON USA, Inc., on December 26, 2006. On October 23, 2006, the Company paid a preferred stock dividend to AEGON USA, Inc. through a transfer of a non-affiliated investment in common stock with a fair value of $27,215. The Company did not pay a common stock dividend to its parent company during 2006 or 2005. During 2004, Transamerica Life Insurance and Annuity Company, which merged into the Company on October 1, 2005, paid $400,000 to its parent company, Transamerica Occidental Life Insurance Company. On September 29, 2005, the Company distributed $338,551 to its parent company of record on that date, AEGON USA, Inc, a return of additional paid-in capital. In addition, the Company distributed $9,500 as a return of additional paid-in capital to its preferred shareholder, AEGON USA, Inc., on September 29, 2005.

As of December 31, 2005, the Company had surplus notes outstanding in the amount of $575,000 with AEGON USA, Inc. These notes were due 20 years from the date of issuance and were subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock were entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes were made before the holders of common stock became entitled to any distribution of the remaining assets of the Company. On December 19, 2006, the Company repaid the surplus notes with approval from the Iowa Insurance Division.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital and Surplus (continued)

Additional information related to the surplus notes at December 31, 2006 and 2005, are as follows:

December 31, 2006
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$—	$15,996	$65,496	$—
December 30, 2002	6.0	300,000	—	17,450	67,000	—

Total		$575,000	$—	$33,446	$132,496	$—

December 31, 2005
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$49,500	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	49,550	4,500

Total		$575,000	$575,000	$34,500	$99,050	$8,625

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents, and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions, and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the quoted market price at the balance sheet date. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Receivable from or payable to parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from and payable to affiliates are assumed to equal their carrying amount.

Separate accounts: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Surplus notes and borrowed money: Fair values for surplus notes and borrowed money are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2006		2005
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents, and short-term investments	$1,214,965	$1,214,965	$326,027	$326,027
Unaffiliated bonds	32,103,292	32,462,380	35,355,634	36,054,870
Unaffiliated preferred stocks	1,689,094	1,773,025	337,338	387,135
Unaffiliated common stocks	393,176	393,176	267,414	267,414
Mortgage loans on real estate	5,760,667	5,863,158	5,770,723	5,957,887
Policy loans	130,144	130,144	123,221	123,221
Interest rate caps	10,793	10,793	25,728	25,728
Swaps	(167,913)	348,111	(134,522)	206,623
Receivable from parents, subsidiaries, and affiliates	503,881	503,881	54,261	54,261
Separate account assets	28,875,013	28,875,013	23,662,198	23,662,198
Liabilities
Investment contract liabilities	29,617,295	30,115,504	31,328,893	31,505,905
Borrowed money	493,336	493,336	8,492	8,492
Surplus notes	—	—	575,000	575,000
Separate account annuity liabilities	22,890,368	22,890,368	20,215,086	20,215,643

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of non-affiliated investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$423,901	$2,140	$876	$5,701	$419,464
State, municipal, and other government	684,807	61,035	1,710	10,418	733,714
Public utilities	2,159,941	85,344	3,766	20,344	2,221,175
Industrial and miscellaneous	18,867,823	549,897	47,310	211,195	19,159,214
Mortgage and other asset-backed securities	9,966,820	46,050	9,222	74,836	9,928,813

	32,103,292	744,466	62,884	322,494	32,462,380
Unaffiliated preferred stocks	1,689,094	94,679	2,098	8,650	1,773,025

	$33,792,386	$839,145	$64,982	$331,144	$34,235,405

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$467,041	$2,503	$1,377	$4,954	$463,213
State, municipal, and other government	729,272	76,529	10,322	8,152	787,326
Public utilities	2,393,792	137,486	13,895	5,964	2,511,419
Industrial and miscellaneous	22,146,828	858,567	181,175	79,549	22,744,672
Mortgage and other asset-backed securities	9,618,701	52,048	62,704	59,805	9,548,240

	35,355,634	1,127,133	269,473	158,424	36,054,870
Unaffiliated preferred stocks	337,338	52,580	1,780	1,003	387,135

	$35,692,972	$1,179,713	$271,253	$159,427	$36,442,005

The Company held bonds and preferred stock at December 31, 2006 and 2005 with a carrying value of $44,139 and $61,497, respectively, and amortized cost of $56,799 and $83,913, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2006 and 2005, respectively, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 1,502 and 623 securities with a carrying amount of $11,033,069 and $4,015,779 and an unrealized loss of $331,144 and $159,427 with an average price of 97.0 and 95.8 (NAIC market value/amortized cost). Of this portfolio, 94.4% and 92.8% were investment grade with associated unrealized losses of $291,095 and $134,004, respectively.

At December 31, 2006 and 2005, respectively, for securities in an unrealized loss position less than twelve months, the Company held 808 and 1,663 securities with a carrying amount of $5,751,378 and $12,911,044 and an unrealized loss of $64,982 and $271,253 with an average price of 46.7 and 97.8 (NAIC market value/amortized cost). Of this portfolio, 96.8% and 93.7% were investment grade with associated unrealized losses of $52,315 and $232,159, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes, and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The estimated fair value of bonds, common stocks and preferred stocks with gross unrealized losses at December 31, 2006 and 2005 is as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2006
Bonds:
United States Government and agencies	$101,985	$203,936	$305,921
State, municipal and other government	107,264	103,700	210,964
Public utilities	325,631	618,315	943,946
Industrial and miscellaneous	3,082,806	6,373,498	9,456,304
Mortgage and other asset-backed securities	1,890,306	3,081,179	4,971,485

	5,507,992	10,380,628	15,888,620
Unaffiliated preferred stocks	178,404	321,295	499,699
Unaffiliated common stocks	75,770	—	75,770

	$5,762,166	$10,701,923	$16,464,089

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$141,244	$170,403	$311,647
State, municipal and other government	60,165	97,138	157,303
Public utilities	143,598	704,324	847,922
Industrial and miscellaneous	1,978,492	7,468,676	9,447,168
Mortgage and other asset-backed securities	1,345,999	4,120,924	5,466,923

	3,669,498	12,561,465	16,230,963
Unaffiliated preferred stocks	20,355	60,503	80,858
Unaffiliated common stocks	1,367	48,206	49,573

	$3,691,220	$12,670,174	$16,361,394

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,586,577	$1,582,428
Due after one year through five years	9,831,426	9,904,018
Due after five years through ten years	6,486,057	6,523,777
Due after ten years	4,232,412	4,523,344

	22,136,472	22,533,567
Mortgage and other asset-backed securities	9,966,820	9,928,813

	$32,103,292	$32,462,380

A detail of net investment income is presented below:

	Year Ended December 31
	2006	2005	2004
Bonds	$1,908,966	$2,054,492	$2,042,322
Preferred stock	89,786	23,293	32,211
Common stock	5,404	3,688	3,057
Mortgage loans	389,683	383,849	349,988
Real estate	4,238	4,871	6,625
Policy loans	8,501	9,277	6,903
Derivatives	(6,687)	(29,658)	(8,508)
Cash, cash equivalents, and short-term investments	24,043	12,461	12,468
Other	68,733	65,023	42,405

Gross investment income	2,492,667	2,527,296	2,487,471
Less investment expenses	(115,756)	(137,242)	(106,722)

Net investment income	$2,376,911	$2,390,054	$2,380,749

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2006	2005	2004
Proceeds	$20,443,729	$23,512,439	$27,382,644

Gross realized gains	$251,133	$291,791	$377,571
Gross realized losses	(215,545)	(203,370)	(170,327)

Net realized gains	$35,588	$88,421	$207,244

Gross realized losses for the years ended December 31, 2006, 2005, and 2004 include $21,993, $42,184, and $41,722, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2006, investments with an aggregate carrying value of $53,428 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains/losses on investments and change in net unrealized capital gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2006	2005	2004
Bonds	$(758)	$97,640	$156,899
Preferred stocks	36,370	(9,219)	50,345
Common stocks	(1,982)	(4,465)	9,300
Mortgage loans on real estate	385	(3,054)	(12,719)
Real estate	515	2,538	6,320
Short-term investments	(5)	(7)	2,113
Derivatives	6,275	(27,493)	(37,464)
Other invested assets	110,648	69,851	40,595

	151,448	125,791	215,389
Tax effect	(50,291)	(53,227)	(50,818)
Transfer to interest maintenance reserve	13,330	(63,341)	(98,780)

Net realized capital gains on investments	$114,487	$9,223	$65,791

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2006	2005	2004
Bonds	$13,177	$(112,374)	$54,762
Preferred stocks	45,805	1,816	8,029
Common stocks	(5,460)	5,085	14,629
Affiliated entities	7,086	2,619	57,132
Other invested assets	116,799	58,498	(33,808)
Derivative instruments	(59,193)	88,809	(40,228)

Change in net unrealized capital gains/losses	$118,214	$44,453	$60,516

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2006	2005
Unrealized gains	$34,180	$35,911
Unrealized losses	(7,153)	(3,424)

Net unrealized gains	$27,027	$32,487

During 2006, the Company issued mortgage loans with interest rates ranging from 5.09% to 7.60% for commercial loans and 6.65% to 8.14% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 86%. Mortgage loans with a carrying amount of $23 were non-income producing for the previous 180 days. Accrued interest of $4 and $157 related to these mortgage loans was excluded from investment income at December 31, 2006 and 2005, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2005, the carry amounts of impaired loans with a related allowance for credit losses were $105 with associated allowances of $104. There were no impaired mortgage loans with a related allowance for credit losses as of December 31, 2006. There were also no impaired mortgage loans held without an allowance for credit losses as of December 31, 2006 or 2005. The average recorded investment in impaired loans during 2006 and 2005 was $17 and $4,766, respectively.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $110 and $3,077 for years ended December 31, 2005 and 2004, respectively. Interest income in the amount of $126 and $5,672 was recognized on a cash basis for years ended December 31, 2005 and 2004, respectively. There was no interest income on impaired loans recognized nor was there any interest income recognized on a cash basis for the year ended December 31, 2006.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2006	2005	2004
Balance at beginning of period	$104	$8,184	$8,363
Additions, net charged to operations	—	838	13,234
Reduction due to write-downs charged against the allowance	104	7,612	6,300
Recoveries in amounts previously charged off	—	1,306	7,113

Balance at end of period	$—	$104	$8,184

At December 31, 2006 and 2005, the Company had recorded investments in restructured securities of $9,644 and $15,354, respectively. The capital gains taken as a direct result of restructures in 2006 were $4,198. There were no capital gains taken as a direct result of restructures in 2005. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2006 and 2005, the Company had no loans for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2006 and 2005 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2006 and 2005, the Company held a mortgage loan loss reserve in the AVR of $172,414 and $143,121, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2006	2005		2006	2005
South Atlantic	22%	23%	Office	35%	36%
Pacific	21	21	Industrial	21	20
Mountain	17	17	Apartment	19	19
Middle Atlantic	15	12	Retail	16	18
E. North Central	10	13	Other	4	4
W. North Central	5	7	Agriculture	4	2
W. South Central	5	3	Medical	1	1
E. South Central	3	2
New England	2	2

For the year ending December 31, 2006, the Company has seven Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from one to twelve and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from five to eighteen years. The amount of contingent equity commitments expected to be paid during the years 2007 to 2008 is $3,361. There were no impairment losses, write-downs, or reclassifications during the year related to any of these credits.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 29 years for forecasted hedge transactions. For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be marked to fair value through surplus. For the year ended December 31, 2006, none of the Company’s cash flow hedges has been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2006 and 2005, the Company has recorded $(27,316) and $(16,971), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2006 or 2005 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

An interest rate floor provides a receipt of payments in the event interest rates fall below the strike rates in the contract. An interest rate floor is designed to generate cash flows to offset lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. At December 31, 2006 and 2005, the Company had replicated assets with a fair value of $170,856 and $257,592, respectively, and credit default swaps with a fair value of $1,128 and $655, respectively. During the years ended December 31, 2006, 2005, and 2004, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2006, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $479,107 and $120,120, respectively.

At December 31, 2006 and 2005, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2006	2005
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$6,156,247	$6,049,495
Receive floating – pay fixed	6,860,032	5,177,710
Receive fixed – pay fixed	107,148	—
Receive floating (uncapped) – pay floating (capped)	4,093,896	2,252,501
Interest rate cap agreement	4,521,900	4,503,253
Interest rate floor agreements	59,200	—

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2006	2005	2004
Direct premiums	$7,282,848	$6,263,720	$6,613,440
Reinsurance assumed – non affiliates	4,025	4,151	4,135
Reinsurance assumed – affiliates	229,506	118,163	606,996
Reinsurance ceded – non affiliates	(99,068)	(143,292)	(154,630)
Reinsurance ceded – affiliates	(2,507,526)	(1,137,525)	(728,691)

Net premiums earned	$4,909,785	$5,105,217	$6,341,250

The Company received reinsurance recoveries in the amount of $266,434, $207,157, and $246,616, during 2006, 2005, and 2004, respectively. At December 31, 2006 and 2005, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $12,977 and $13,626, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2006 and 2005 of $8,260,587 and $2,954,515, respectively.

The net amount of the reduction in surplus at December 31, 2006 if all reinsurance agreements were cancelled is $15,022.

At December 31, 2006 and 2005, amounts recoverable from unaffiliated unauthorized reinsurers of $1,034 and $1,497, respectively, and reserve credits for reinsurance ceded of $25,221 and $28,971, respectively were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $27,616 and $32,063 at December 31, 2006 and 2005, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2006, 2005, and 2004, $1,403, $1,437, and $1,480, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $33,042, which was credited directly to unassigned surplus. During 2006, 2005, and 2004, the Company has amortized $3,304 per year into earnings with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $585,938 and $625,459 at December 31, 2006 and December 31, 2005, respectively.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $247, $256, and $266 into earnings during 2006, 2005, and 2004, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $2,000.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. During 2006, 2005, and 2004, the Company has amortized $2,632, $985, and $6,979, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2004, the Company entered into a reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd, an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $803,793, $861,776, and $677,733 during 2006, 2005, and 2004, respectively, and has taken a reserve credit of $2,111,108 and $1,419,368 at December 31, 2006 and 2005, respectively. The Company has a liability for funds held under reinsurance of $2,058,100 and $1,364,943 at December 31, 2006 and December 31, 2005, respectively. The consummation of this treaty caused no initial gain or loss.

On July 1, 2004, the Company recaptured business it had previously ceded to TOLIC. The Company received $286,705 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $293,942 related to the recapture has been reported in the statement of operations.

On October 1, 2004, the Company recaptured business it had previously ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

During 2006, the Company entered into a reinsurance agreement with Transamerica Ireland Reinsurance, an affiliate, to retrocede an inforce block of universal life business. The initial commission expense allowance received of $148,162 less ceded reserves of $169,062 resulted in an initial transaction gain of $20,900 pre-tax ($13,585 net of tax). The net of tax gain was reclassified to unassigned surplus. During 2006, the Company amortized $1,359 into earnings with a corresponding charge to unassigned surplus.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2006	2005
Deferred income tax assets:
Guaranty funds	$6,350	$6,156
Non-admitted assets	6,959	2,813
807(f) assets	6,042	8,195
Partnerships	33,185	—
Tax basis deferred acquisition costs	242,335	212,840
Reserves	103,702	100,065
Unrealized capital losses	44,330	65,081
Derivatives	36,455	60,941
Deferred intercompany losses	11,042	1,918
Other	7,690	6,798

Total deferred income tax assets	498,090	464,807
Nonadmitted deferred tax assets	251,610	169,345

Admitted deferred tax assets	246,480	295,462
Deferred income tax liabilities:
Unrealized capital gains	112,838	140,564
807(f) liability	6,742	4,182
Accrued dividends	3,561	4,447
Deferred intercompany gains	13,724	11,524
Partnerships	—	17,745
Other	1,273	608

Total deferred income tax liabilities	138,138	179,070

Net admitted deferred tax asset	$108,342	$116,392

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets are as follows:

	December 31
	2006	2005	Change
Total deferred tax assets	$498,090	$464,807	$33,283
Total deferred tax liabilities	138,138	179,070	40,932

Net deferred tax asset	$359,952	$285,737	74,215

Tax effect of unrealized gains (losses)			16,806

Change in net deferred income tax			$91,021

	December 31
	2005	2004	Change
Total deferred tax assets	$464,807	$410,825	$53,982
Total deferred tax liabilities	179,070	154,808	(24,262)

Net deferred tax asset	$285,737	$256,017	29,720

Tax effect of unrealized gains (losses)			4,785

Change in net deferred income tax			$34,505

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

	Year Ended December 31
	2006	2005	2004
Income tax computed at federal statutory rate (35%)	$124,013	$102,803	$97,892
Deferred acquisition costs – tax basis	28,780	3,237	14,810
Depreciation	—	—	53
Dividends received deduction	(22,343)	(22,887)	(8,511)
IMR amortization	(7,628)	(13,821)	(11,515)
Investment income items	(7,952)	(9,159)	(4,233)
Low income housing credits	(4,830)	(5,138)	(5,215)
Limited partnerships book/tax difference	(3,754)	(2,477)	13,641
Prior year over (under) accrual	48,942	(22,832)	2,409
Tax contingencies	4,242	930	4,845
Prior year receivable	(20,067)	(18,578)	(18,578)
Reinsurance transactions	1,624	(2,094)	(5,049)
Tax credits	(4,285)	(716)	(218)
Tax reserve adjustment	(285)	(3,549)	242
Other	(45)	(1,417)	(2,256)

Federal income tax expense	136,412	4,302	78,317
Change in net deferred income taxes	(91,021)	(34,505)	35,091

Total income taxes	$45,391	$(30,203)	$113,408

Effective October 1, 2005, the Company joined in a consolidated income tax return filing with TOLIC. Prior to that date, the Company filed a consolidated tax return with its indirect parent company, AEGON US Holding Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis. At December 31, 2005, the consolidated returns had no loss carryforwards. A tax return has not yet been filed for 2006.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination fieldwork for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions.

Income taxes incurred during 2006, 2005, and 2004 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $317,053, $161,759, and $124,669, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA. Distributions from the PSA were made during 2006 and 2005 in the amounts of $20,258 and $20,387, respectively, which reduced the balance in the PSA to zero. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the PSA and are not taxed. There was no reduction to net earnings due to this distribution.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2006		2005
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$3,073,540	5%	$4,137,425	7%
Subject to discretionary withdrawal at book value less surrender charge of 5% or more	6,661,713	11	5,194,249	9
Subject to discretionary withdrawal at fair value	22,471,785	38	19,641,958	34

Total with adjustment or at market value	32,207,038	54	28,973,632	50
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	13,065,825	22	16,625,467	29
Not subject to discretionary withdrawal	14,206,871	24	12,093,715	21

Total annuity reserves and deposit fund liabilities - before reinsurance	59,479,734	100%	57,692,814	100%

Less reinsurance ceded	6,254,160		2,590,225

Net annuity reserves and deposit fund liabilities	$53,225,574		$55,102,589

Included in the liability for deposit-type contracts at December 31, 2006 and 2005 are $2,215,320 and $3,449,986, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2006, the contractual maturities were: 2007 - $1,375,474; 2008 - $0; 2009 - $370,500; 2010 - $55,339, 2011 – $125,345; thereafter - $288,662.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $5,805,498 and $4,218,445 at December 31, 2006 and 2005, respectively.

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these are carried at market value. The life insurance policies typically provide a guaranteed minimum death benefit. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2006 and 2005 is as follows:

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2006	$7,471	$—	$4,874,131	$4,881,602

Reserves for separate accounts with assets at:
Fair value	$—	$—	$27,230,773	$27,230,773
Amortized cost	493,802	—	—	493,802

Total at December 31, 2006	$493,802	$—	$27,230,773	$27,724,575

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$37,244	$—	$—	$37,244
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	27,230,773	27,230,773
At book value without market value adjustment and with current surrender charge of less than 5%	456,558	—	—	456,558
Not subject to discretionary withdrawal	—	—	—	—

Total separate account liabilities at December 31, 2006	$493,802	$—	$27,230,773	$27,724,575

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2005	$7,756	$—	$3,592,608	$3,600,364

Reserves for separate accounts with assets at:
Fair value	$—	$—	$22,429,774	$22,429,774
Amortized cost	472,193	136,956	—	609,149

Total at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$136,956	$—	$136,956
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	22,429,774	22,429,774
At book value without market value adjustment and with current surrender charge of less than 5%	436,447	—	—	436,447
Not subject to discretionary withdrawal	35,746	—	—	35,746

Total separate account liabilities at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$11,643	$—	$3,125,541	$3,137,184

Reserves for separate accounts with assets at:
Fair value	$—	$—	$19,631,255	$19,631,255
Amortized cost	450,201	255,701	—	705,902

Total at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

Reserves for separate accounts by withdrawal characteristics at December 31, 2004:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2006	2005	2004
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,875,079	$3,593,932	$3,133,505
Transfers from separate accounts	(2,463,321)	(2,235,249)	(2,117,121)

Net transfers to separate accounts	2,411,758	1,358,683	1,016,384
Miscellaneous reconciling adjustments	5,763	6,833	5,805

Transfers as reported in the summary of operations of the life, accident and health annual statement	$2,417,521	$1,365,516	$1,022,189

At December 31, 2006 and 2005, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2006
Minimum guaranteed death benefit	$14,637,639	$174,306	$18,781
Minimum guaranteed income benefit	9,710,748	134,293	8,043
Guaranteed premium accumulation fund	54,534	8,575	—
Minimum guaranteed withdrawal benefit	60,452	440	—
December 31, 2005
Minimum guaranteed death benefit	$13,441,966	$148,186	$25,827
Minimum guaranteed income benefit	8,303,742	111,898	6,973
Guaranteed premium accumulation fund	61,322	8,875	—
Minimum guaranteed withdrawal benefit	1,257,973	7,002	(4,448)

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization, and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2006 and 2005, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$4,172	$2,781	$1,391
Ordinary direct renewal business	21,163	6,794	14,369
Group life direct business	2,680	1,913	767

Total life and annuity	28,015	11,488	16,527
Accident and health:
Direct	3,917	—	3,917

Total accident and health	3,917	—	3,917

	$31,932	$11,488	$20,444

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$3,520	$2,463	$1,057
Ordinary direct renewal business	21,815	7,026	14,789
Group life direct business	3,233	2,347	886

Total life and annuity	28,568	11,836	16,732
Accident and health:
Direct	4,422	—	4,422

Total accident and health	4,422	—	4,422

	$32,990	$11,836	$21,154

At December 31, 2006 and 2005, the Company had insurance in force aggregating $853,719 and $1,023,533, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $24,001 and $29,615 to cover these deficiencies at December 31, 2006 and 2005, respectively.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2007, without the prior approval of insurance regulatory authorities, is $217,911.

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2006, 2005, and 2004 was $2,679, $2,789, and $1,417, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $1,683, $1,515, and $620 were allocated for the years ended December 31, 2006, 2005, and 2004, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2006, 2005, and 2004 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental, and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $215, $273, and $172, for the years ended December 31, 2006, 2005, and 2004, respectively.

11. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities

During 2006, 2005, and 2004, the Company sold $6,050, $10,788, and $23,460, respectively, of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and as a result retains such balances as nonadmitted receivables. Receivables in the amount of $9,846 were nonadmitted as of December 31, 2006.

The Company has recorded liabilities of $156,180 and $66,072 for municipal reverse repurchase agreements as of December 31, 2006 and 2005, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $161,711 and $68,279 as of December 31, 2006 and 2005, respectively. These securities have maturity dates that range from 2010 to 2028 and have a weighted average interest rate of 7.88%.

At December 31, 2006 and 2005, securities with a book value of $486,968 and $8,504 and a market value of $489,615 and $8,468 were subject to dollar reverse repurchase agreements, respectively. These securities have maturity dates ranging from 2030 to 2036 and have a weighted average interest rate of 5.45%.

The Company has an outstanding liability for borrowed money in the amount of $493,336 and $8,492 as of December 31, 2006 and 2005 due to participation in dollar reverse repurchase agreements.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

11. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities (continued)

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 or 105% of the fair market value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102 or 105% of the fair value of the loaned domestic or international securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102 or 105% of the fair value of the loaned domestic or international securities, respectively. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2006 and 2005, the value of securities loaned amounted to $1,501,263 and $1,237,883, respectively.

12. Related Party Transactions

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2006, 2005, and 2004, the Company paid $108,387, $82,913, and $95,876, respectively, for these services, which approximates their costs to the affiliates. During 2006, the Company executed an administrative service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $42,513 for these services during 2006.

Payables to affiliates bear interest at the thirty-day commercial paper rate. At December 31, 2006 and 2005, the Company reported a net amount of $64,775 to affiliates and $12,261 due from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days. At December 31, 2006 the Company had a short-term note receivable of $338,000 from Transamerica Corporation, an affiliate. The note is due by June 22, 2007 and bears interest at 5.06%. During 2006, 2005, and 2004, the Company paid net interest of $5,767, $14,352, and $1,943, respectively, to affiliates.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Related Party Transactions (continued)

At December 31, 2005, the Company held two short-term notes receivable in the amount of $39,500 and $2,000, from AEGON USA, Inc., an affiliate, which were repaid in the first quarter of 2006. At December 31, 2006 and 2005, the Company has a note payable to Commonwealth General Corporation of $10, bearing interest at 6% and due on December 31, 2030.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $255,273 and $245,922 at December 31, 2006 and 2005, respectively.

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $5,674,608 as of December 31, 2006. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

13. Commitments and Contingencies (continued)

At December 31, 2006, 2005, and 2004, the Company had entered into an agreement with commitment amounts of $21,090, $21,090, and $21,090, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

At December 31, 2006 and 2005, the net amount of securities being acquired (sold) on a “to be announced” (TBA) basis was $(10,668) and $3,043, respectively.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2006, the Company has pledged invested assets with a carrying value and market value of $4,147 and $4,190, respectively, in conjunction with these transactions.

Assets in the amount of $1,553,519 and $1,090,893 as of December 31, 2006 and 2005, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company has contingent commitments for $649,558 and $645,650 at December 31, 2006 and 2005, respectively, for joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $3,361 and $441, respectively.

At December 31, 2006 and 2005, the Company has mortgage loan commitments of $381,650 and $64,863, respectively.

Private placement commitments outstanding as of December 31, 2006 were $144,009. There were no private placement commitments outstanding as of December 31, 2005.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

13. Commitments and Contingencies (continued)

required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $3,931 and $18,520 and an offsetting premium tax benefit of $0 and $7,075 at December 31, 2006 and 2005, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $1,116, $286, and $365 for the years ended December 31, 2006, 2005, and 2004, respectively.

In the normal course of business, the Company has obtained letters of credit of $1,010 for the benefit of non affiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

61

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2006

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$492,256	$487,905	$492,256
States, municipalities, and political subdivisions	1,208,782	1,201,961	1,208,782
Foreign governments	488,024	541,125	488,024
Public utilities	2,159,941	2,221,175	2,159,941
All other corporate bonds	27,754,289	28,010,214	27,754,289
Preferred stocks	1,689,094	1,773,025	1,689,094

Total fixed maturities	33,792,386	34,235,405	33,792,386
Equity securities
Common stocks:
Public utilities	—	—	—
Banks, trust, and insurance	68,526	68,566	68,566
Industrial, miscellaneous, and all other	297,622	324,610	324,610

Total common stocks	366,148	393,176	393,176
Mortgage loans on real estate	5,760,667		5,760,667
Real estate	30,211		30,211
Policy loans	130,144		130,144
Other long-term investments	1,543,092		1,543,092
Cash, cash equivalents, and short-term investments	1,214,965		1,214,965

Total investments	$42,837,611		$42,864,639

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

62

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2006
Individual life	$3,757,098	$—	$22,168	$331,370	$254,197	$237,374	$1,991,303
Individual health	654,089	12,108	27,846	132,849	41,169	168,879	39,561	$132,054
Group life and health	426,975	3,529	20,792	123,312	28,551	91,478	66,974	200,964
Annuity	23,038,230	—	3,839	4,322,254	2,052,994	4,777,487	1,465,687

	$27,876,392	$15,637	$74,645	$4,909,785	$2,376,911	$5,275,218	$3,563,525

Year ended December 31, 2005
Individual life	$3,733,738	$—	$21,092	$658,856	$231,660	$212,786	$659,658
Individual health	562,473	11,670	22,345	126,590	32,417	146,318	42,532	$127,460
Group life and health	411,648	3,611	28,479	128,286	24,716	124,052	52,140	214,013
Annuity	26,901,713	—	5,628	4,191,485	2,101,261	4,691,047	1,538,213

	$31,609,572	$15,281	$77,544	$5,105,217	$2,390,054	$5,174,203	$2,292,543

Year ended December 31, 2004
Individual life	$3,722,730	$—	$18,826	$1,109,335	$203,679	$561,099	$767,391
Individual health	481,153	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,785	3,678	26,399	133,651	20,452	129,852	69,401	222,495
Annuity	28,876,607	—	—	4,972,942	2,131,372	6,571,058	1,353,494

	$33,452,275	$14,942	$65,307	$6,341,250	$2,380,749	$7,411,822	$2,224,345

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

63

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2006
Life insurance in force	$37,877,300	$6,921,308	$99,276	$31,055,268	0%

Premiums:
Individual life	$2,005,429	$1,678,175	$4,116	$331,370	1%
Individual health	132,054	(795)	—	132,849	0
Group life and health	200,964	77,652	—	123,312	0
Annuity	4,944,401	851,562	229,415	4,322,254	5

	$7,282,848	$2,606,594	$233,531	$4,909,785	5%

Year ended December 31, 2005
Life insurance in force	$44,440,385	$13,277,543	$95,282	$31,258,124	0%

Premiums:
Individual life	$901,447	$246,822	$4,231	$658,856	1%
Individual health	127,460	870	—	126,590	0
Group life and health	214,013	85,727	—	128,286	0
Annuity	5,020,800	947,398	118,083	4,191,485	3

	$6,263,720	$1,280,817	$122,314	$5,105,217	2%

Year ended December 31, 2004
Life insurance in force	$39,955,770	$8,914,965	$88,961	$31,129,766	0%

Premiums:
Individual life	$1,113,967	$8,844	$4,212	$1,109,335	0%
Individual health	126,384	1,062	—	125,322	0
Group life and health	222,495	88,844	—	133,651	0
Annuity	5,150,594	784,571	606,919	4,972,942	12

	$6,613,440	$883,321	$611,131	$6,341,250	10%

64

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Year Ended December 31, 2006

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Financial Statements

Year Ended December 31, 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Freedom Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Asset Allocation – Conservative, Asset Allocation – Growth, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, International Moderate Growth, MFS International Equity, American Century Large Company Value, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Global Real Estate Securities, Transamerica Small/Mid Cap Value, Transamerica Science and Technology, Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, BlackRock Large Cap Value, MFS High Yield, PIMCO Total Return, Legg Mason Partners All Cap, Templeton Transamerica Global, Transamerica Balanced, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica U.S. Government Securities, Transamerica U.S. Government Securities – PAM, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Large Cap Core, Van Kampen Mid-Cap Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Large Cap Growth, Janus Aspen – Mid Cap Growth, Janus Aspen – Mid Cap Value, Janus Aspen – Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity – VIP Contrafund®, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Growth Opportunities, Fidelity – VIP Mid Cap, and Fidelity – VIP Value Strategies subaccounts), which are available for investment by contract owners of the Transamerica Freedom Variable Annuity, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B which are available for investment by contract owners of Transamerica Freedom Variable Annuity at December 31, 2006, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 15, 2007

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Asset Allocation- Conservative Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	870,370.009	1,303,129.378	2,346,657.701	2,950,799.306

Cost	$9,985,419	$15,854,080	$26,587,276	$35,719,345

Number of shares - Service	1,489,426.090	1,804,483.438	4,690,147.867	6,104,218.746

Cost	$17,010,347	$22,492,048	$56,496,360	$76,610,825

Investments in mutual funds, at net asset value	$27,172,470	$42,194,359	$88,804,549	$123,746,510
Receivable for units sold	7	—	—	—

Total assets	27,172,477	42,194,359	88,804,549	123,746,510

Liabilities
Payable for units redeemed	—	5	158	11

	$27,172,477	$42,194,354	$88,804,391	$123,746,499

Net Assets:
Deferred annuity contracts terminable by owners	$27,172,477	$42,194,354	$88,804,391	$123,746,499

Total net assets	$27,172,477	$42,194,354	$88,804,391	$123,746,499

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Asset Allocation- Conservative Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	345,680	944,859	723,992	1,023,099

M&E - 1.50%	3,420,821	1,713,200	4,966,024	5,649,426

M&E - 1.65%	3,950,262	9,538,311	16,280,085	21,875,335

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.200002	$1.396672	$1.261784	$1.341867

M&E - 1.50%	$1.311160	$1.469855	$1.362474	$1.428769

M&E - 1.65%	$1.302195	$1.459780	$1.353130	$1.418967

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	5,731,877	3,255,748	18,165,655	16,878,948

M&E - 1.70%	3,970,930	995,971	10,651,244	15,858,883

M&E - 1.85%	795,434	2,797,330	6,181,322	10,992,735

M&E - 1.90%	511,262	318,696	1,118,658	7,281,011

M&E - 2.15%	953,384	6,159,837	5,131,713	7,677,330

M&E - 2.20%	2,143,204	1,906,931	3,190,267	1,911,071

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$1.380694	$1.743593	$1.484939	$1.617168

M&E - 1.70%	$1.032248	$1.046608	$1.038479	$1.043385

M&E - 1.85%	$1.370797	$1.731070	$1.474254	$1.605557

M&E - 1.90%	$1.030912	$1.045246	$1.037121	$1.042026

M&E - 2.15%	$1.356090	$1.712514	$1.458473	$1.588385

M&E - 2.20%	$1.028896	$1.043203	$1.035102	$1.039992

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	523,359.495	165,911.503	2,172,130.427

Cost	$—	$4,340,060	$1,703,003	$21,750,067

Number of shares - Service	156,774.149	172,941.967	99,793.650	222,347.453

Cost	$1,525,608	$1,643,857	$1,075,619	$2,550,737

Investments in mutual funds, at net asset value	$1,632,019	$6,973,527	$3,012,098	$24,488,838
Receivable for units sold	1	2	—	—

Total assets	1,632,020	6,973,529	3,012,098	24,488,838

Liabilities
Payable for units redeemed	—	—	10	6

	$1,632,020	$6,973,529	$3,012,088	$24,488,832

Net Assets:
Deferred annuity contracts terminable by owners	$1,632,020	$6,973,529	$3,012,088	$24,488,832

Total net assets	$1,632,020	$6,973,529	$3,012,088	$24,488,832

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	—	181,320	64,603	204,880

M&E - 1.50%	—	739,835	299,845	1,507,730

M&E - 1.65%	—	3,440,349	1,106,479	12,213,072

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$—	$1.487219	$1.346427	$1.324370

M&E - 1.50%	$—	$1.199432	$1.284417	$1.618505

M&E - 1.65%	$—	$1.189488	$1.273696	$1.597410

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	19,679	—	—	—

M&E - 1.65%	143,012	286,233	366,576	251,174

M&E - 1.70%	924,620	86,710	—	6,567

M&E - 1.85%	93,076	316,385	208,580	419,226

M&E - 1.90%	134,296	39,497	17,275	89,747

M&E - 2.15%	—	247,770	101,447	533,535

M&E - 2.20%	271,759	—	—	107,758

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$1.030768	$—	$—	$—

M&E - 1.65%	$1.029756	$1.885226	$1.650762	$1.727181

M&E - 1.70%	$1.029432	$1.059617	$1.113336	$1.032165

M&E - 1.85%	$1.028417	$1.871673	$1.638910	$1.714756

M&E - 1.90%	$1.028086	$1.058240	$1.111885	$1.030821

M&E - 2.15%	$1.026410	$1.851605	$1.621341	$1.696413

M&E - 2.20%	$1.026078	$1.056173	$1.109717	$1.028808

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,286,539.101	1,618,188.518	231,387.682	1,367,530.613

Cost	$12,137,413	$27,194,346	$4,546,881	$16,509,722

Number of shares - Service	144,500.475	213,844.207	90,670.695	—

Cost	$1,563,101	$4,402,624	$1,974,784	$—

Investments in mutual funds, at net asset value	$16,083,439	$38,949,941	$7,950,462	$26,776,249
Receivable for units sold	11	7	—	8

Total assets	16,083,450	38,949,948	7,950,462	26,776,257

Liabilities
Payable for units redeemed	—	—	3	—

	$16,083,450	$38,949,948	$7,950,459	$26,776,257

Net Assets:
Deferred annuity contracts terminable by owners	$16,083,450	$38,949,948	$7,950,459	$26,776,257

Total net assets	$16,083,450	$38,949,948	$7,950,459	$26,776,257

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	209,716	4,522,305	152,990	3,661,249

M&E - 1.50%	2,734,213	1,443,604	550,957	567,845

M&E - 1.65%	10,986,186	7,427,866	1,559,705	3,841,758

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.223707	$1.382207	$2.113530	$1.469930

M&E - 1.50%	$1.045717	$3.208708	$2.550004	$4.911009

M&E - 1.65%	$1.032648	$3.164253	$2.532504	$4.843039

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	197,061	462,292	293,705	—

M&E - 1.70%	—	1,203,777	47,044	—

M&E - 1.85%	482,365	847,189	230,074	—

M&E - 1.90%	88,423	132,246	106,064	—

M&E - 2.15%	339,231	456,194	294,763	—

M&E - 2.20%	1,461	8,832	—	—

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$1.516425	$1.774376	$2.566554	$—

M&E - 1.70%	$1.029987	$1.082569	$1.235999	$—

M&E - 1.85%	$1.505528	$1.761638	$2.548171	$—

M&E - 1.90%	$1.028643	$1.081173	$1.234393	$—

M&E - 2.15%	$1.489386	$1.742752	$2.520868	$—

M&E - 2.20%	$1.026644	$1.079069	$1.231988	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	244,008.586	300,484.810	747,447.419	141,277.976

Cost	$1,005,922	$2,148,774	$9,781,919	$1,347,097

Number of shares - Service	30,869.086	11,680.538	40,934.480	194,499.173

Cost	$123,651	$91,834	$573,731	$1,891,310

Investments in mutual funds, at net asset value	$1,106,831	$2,452,802	$12,890,862	$3,639,640
Receivable for units sold	3	1	1	2

Total assets	1,106,834	2,452,803	12,890,863	3,639,642

Liabilities
Payable for units redeemed	—	—	—	—

	$1,106,834	$2,452,803	$12,890,863	$3,639,642

Net Assets:
Deferred annuity contracts terminable by owners	$1,106,834	$2,452,803	$12,890,863	$3,639,642

Total net assets	$1,106,834	$2,452,803	$12,890,863	$3,639,642

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	25,045	96,571	209,234	53,340

M&E - 1.50%	320,888	371,011	1,399,021	328,322

M&E - 1.65%	967,412	2,137,833	5,851,624	1,388,166

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.070911	$1.220222	$1.262582	$1.245003

M&E - 1.50%	$0.747144	$0.905116	$1.667686	$0.863639

M&E - 1.65%	$0.740928	$0.892571	$1.644580	$0.855195

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	33,552	2,899	86,720	144,173

M&E - 1.70%	37,562	25,693	3,309	93,653

M&E - 1.85%	—	27,564	—	457,598

M&E - 1.90%	—	—	—	59,574

M&E - 2.15%	30,422	15,326	358,336	763,817

M&E - 2.20%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$1.371232	$1.437497	$1.519307	$1.444093

M&E - 1.70%	$0.971784	$1.005889	$1.091266	$1.011337

M&E - 1.85%	$1.361387	$1.427197	$1.508426	$1.433718

M&E - 1.90%	$0.970525	$1.004583	$1.089839	$1.010019

M&E - 2.15%	$1.346786	$1.411887	$1.492264	$1.418375

M&E - 2.20%	$0.968636	$1.002625	$1.087719	$1.008048

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	217,277.057	561,187.753	891,572.885	837,576.610

Cost	$3,848,930	$5,558,408	$9,771,709	$9,833,210

Number of shares - Service	36,487.373	63,126.197	217,865.821	91,647.570

Cost	$689,535	$631,006	$2,405,423	$1,296,038

Investments in mutual funds, at net asset value	$5,280,854	$5,923,546	$12,183,815	$13,683,806
Receivable for units sold	—	6	—	—

Total assets	5,280,854	5,923,552	12,183,815	13,683,806

Liabilities
Payable for units redeemed	6	—	2	5

	$5,280,848	$5,923,552	$12,183,813	$13,683,801

Net Assets:
Deferred annuity contracts terminable by owners	$5,280,848	$5,923,552	$12,183,813	$13,683,801

Total net assets	$5,280,848	$5,923,552	$12,183,813	$13,683,801

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	115,386	300,856	514,319	1,808,935

M&E - 1.50%	211,992	1,024,936	1,661,995	1,192,706

M&E - 1.65%	2,315,955	2,758,582	6,357,616	6,472,337

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.517687	$1.193838	$1.073938	$1.272565

M&E - 1.50%	$1.734075	$1.323335	$1.158142	$1.320166

M&E - 1.65%	$1.717060	$1.306671	$1.150163	$1.307248

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	52,360	180,912	448,616	199,631

M&E - 1.70%	61,452	145,668	66,158	93,244

M&E - 1.85%	56,904	70,870	760,997	98,177

M&E - 1.90%	13,228	—	76,442	98,224

M&E - 2.15%	253,213	104,494	928,230	410,726

M&E - 2.20%	—	—	—	2,842

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$1.907300	$1.269362	$1.061801	$1.622880

M&E - 1.70%	$1.064914	$1.058929	$1.036920	$1.078664

M&E - 1.85%	$1.893607	$1.260250	$1.054181	$1.611242

M&E - 1.90%	$1.063525	$1.057560	$1.035566	$1.077262

M&E - 2.15%	$1.873346	$1.246751	$1.042860	$1.593965

M&E - 2.20%	$1.061455	$1.055504	$1.033553	$1.075152

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Templeton Transamerica Global Subaccount	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	126,147.227	57,986.352	131,801.507	1,405,203.869

Cost	$2,171,915	$654,113	$1,527,932	$31,630,360

Number of shares - Service	20,902.410	12,633.556	195,753.436	86,111.022

Cost	$393,260	$151,493	$2,248,888	$2,064,258

Investments in mutual funds, at net asset value	$3,239,936	$864,589	$3,929,380	$38,680,677
Receivable for units sold	—	—	7	—

Total assets	3,239,936	864,589	3,929,387	38,680,677

Liabilities
Payable for units redeemed	7	4	—	15

	$3,239,929	$864,585	$3,929,387	$38,680,662

Net Assets:
Deferred annuity contracts terminable by owners	$3,239,929	$864,585	$3,929,387	$38,680,662

Total net assets	$3,239,929	$864,585	$3,929,387	$38,680,662

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Templeton Transamerica Global Subaccount	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	98,677	19,667	104,026	3,963,154

M&E - 1.50%	283,253	190,473	407,275	3,839,512

M&E - 1.65%	3,555,095	330,933	635,981	29,589,241

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.339397	$1.262106	$1.228875	$1.371410

M&E - 1.50%	$0.696548	$1.320483	$1.401918	$0.936327

M&E - 1.65%	$0.689737	$1.311405	$1.392271	$0.927191

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	115,353	31,060	1,430,858	349,259

M&E - 1.70%	—	20,926	38,696	8,971

M&E - 1.85%	200,513	—	131,920	342,623

M&E - 1.90%	33,725	41,164	—	105,091

M&E - 2.15%	—	36,330	55,829	563,024

M&E - 2.20%	2,852	—	9,248	15,278

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$1.331314	$1.357724	$1.421220	$1.678298

M&E - 1.70%	$1.074942	$1.025873	$0.991257	$1.010483

M&E - 1.85%	$1.324353	$1.347980	$1.410994	$1.666241

M&E - 1.90%	$1.073545	$1.024544	$0.989965	$1.009173

M&E - 2.15%	$1.314007	$1.333543	$1.395882	$1.648376

M&E - 2.20%	$1.071454	$1.022538	$0.988035	$1.007202

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Assets
Investment in securities:
Number of shares - Initial	154,716.611	12,090,547.750	685,598	—

Cost	$2,192,856	$12,090,548	$8,412,450	$—

Number of shares - Service	41,951.047	4,279,278.190	34,425.186	0.288

Cost	$658,336	$4,279,278	$416,025	$3

Investments in mutual funds, at net asset value	$3,140,102	$16,369,826	$8,547,398	$3
Receivable for units sold	—	23	5	—

Total assets	3,140,102	16,369,849	8,547,403	3

Liabilities
Payable for units redeemed	5	—	—	3

	$3,140,097	$16,369,849	$8,547,403	$—

Net Assets:
Deferred annuity contracts terminable by owners	$3,140,097	$16,369,849	$8,547,403	$—

Total net assets	$3,140,097	$16,369,849	$8,547,403	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	9,924	1,372,626	941,656	—

M&E - 1.50%	207,978	3,291,484	1,240,936	—

M&E - 1.65%	1,298,212	4,842,365	3,432,702	—

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.268155	$1.046489	$1.056130	$—

M&E - 1.50%	$1.645959	$1.320697	$1.544502	$—

M&E - 1.65%	$1.632247	$1.302478	$1.520685	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	161,633	3,096,193	262,050	—

M&E - 1.70%	38,379	469,139	7,993	—

M&E - 1.85%	32,633	195,777	32,788	—

M&E - 1.90%	—	116,991	—	—

M&E - 2.15%	178,738	227,644	105,352	—

M&E - 2.20%	6,238	93,545	—	—

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$1.048973

M&E - 1.50%	$—	$—	$—	$1.045099

M&E - 1.65%	$1.686766	$1.020645	$1.024700	$1.024700

M&E - 1.70%	$0.959175	$1.019675	$1.037892	$1.037892

M&E - 1.85%	$1.674665	$1.013334	$1.017329	$1.017329

M&E - 1.90%	$0.957925	$1.018335	$1.036528	$1.036528

M&E - 2.15%	$1.656734	$1.002449	$1.006430	$—

M&E - 2.20%	$0.956050	$1.016363	$1.034510	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,793,715.558	912,551.503	507,473.015	1,088,893.218

Cost	$32,458,865	$19,395,383	$5,515,320	$10,390,856

Number of shares - Service	110,444.443	45,353.315	130,573.287	143,046.551

Cost	$2,272,737	$988,968	$1,515,048	$1,936,071

Investments in mutual funds, at net asset value	$39,634,405	$23,720,953	$6,595,796	$18,834,928
Receivable for units sold	7	—	—	3

Total assets	39,634,412	23,720,953	6,595,796	18,834,931

Liabilities
Payable for units redeemed	—	4	—	—

	$39,634,412	$23,720,949	$6,595,796	$18,834,931

Net Assets:
Deferred annuity contracts terminable by owners	$39,634,412	$23,720,949	$6,595,796	$18,834,931

Total net assets	$39,634,412	$23,720,949	$6,595,796	$18,834,931

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	5,721,693	4,268,099	279,114	2,279,959

M&E - 1.50%	1,489,200	529,488	564,194	1,117,063

M&E - 1.65%	7,431,129	4,695,344	4,898,196	6,381,259

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.340038	$1.265420	$1.175644	$1.543886

M&E - 1.50%	$3.363743	$3.333985	$0.910402	$1.771791

M&E - 1.65%	$3.317215	$3.287864	$0.901482	$1.747301

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	411,938	151,233	303,948	378,567

M&E - 1.70%	47,888	47,309	7,155	137,539

M&E - 1.85%	238,147	78,447	103,003	257,446

M&E - 1.90%	61,406	—	51,585	70,359

M&E - 2.15%	693,079	483,866	404,820	338,096

M&E - 2.20%	14,339	—	3,149	10,634

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$1.633929	$1.513603	$1.592266	$2.023287

M&E - 1.70%	$1.097238	$1.076644	$0.946210	$1.056631

M&E - 1.85%	$1.622198	$1.502726	$1.580826	$2.008770

M&E - 1.90%	$1.095810	$1.075239	$0.944966	$1.055268

M&E - 2.15%	$1.604826	$1.486621	$1.563893	$1.987234

M&E - 2.20%	$1.093675	$1.073143	$0.943135	$1.053195

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Van Kampen Large Cap Core Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Assets
Investment in securities:
Number of shares - Initial	901,127.561	66,832.212	—	—

Cost	$14,267,830	$1,060,004	$—	$—

Number of shares - Service	12,959.619	16,086.540	141,615.564	9,899.293

Cost	$215,116	$284,211	$1,642,127	$223,690

Investments in mutual funds, at net asset value	$17,124,870	$1,745,193	$1,874,990	$256,491
Receivable for units sold	9	7	—	—

Total assets	17,124,879	1,745,200	1,874,990	256,491

Liabilities
Payable for units redeemed	—	—	2	2

	$17,124,879	$1,745,200	$1,874,988	$256,489

Net Assets:
Deferred annuity contracts terminable by owners	$17,124,879	$1,745,200	$1,874,988	$256,489

Total net assets	$17,124,879	$1,745,200	$1,874,988	$256,489

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Van Kampen Large Cap Core Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	2,128,006	—	—	—

M&E - 1.50%	1,036,973	201,522	—	—

M&E - 1.65%	4,539,238	1,545,438	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.297386	$1.229417	$—	$—

M&E - 1.50%	$2.560560	$0.812430	$—	$—

M&E - 1.65%	$2.525105	$0.805667	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	26,500	21

M&E - 1.50%	—	—	239,485	25,959

M&E - 1.65%	71,609	81,154	992,629	184,473

M&E - 1.70%	—	5,351	—	—

M&E - 1.85%	16,398	30,139	106,239	3,867

M&E - 1.90%	—	870	13,772	3,818

M&E - 2.15%	80,342	123,174	74,032	—

M&E - 2.20%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$1.231326	$1.195355

M&E - 1.50%	$—	$—	$1.256087	$1.181969

M&E - 1.65%	$1.479328	$1.422904	$1.247452	$1.173854

M&E - 1.70%	$1.060888	$0.993158	$1.061450	$0.985459

M&E - 1.85%	$1.468712	$1.412676	$1.608483	$1.416764

M&E - 1.90%	$1.059512	$0.991858	$1.060064	$0.984167

M&E - 2.15%	$1.452967	$1.397529	$1.591252	$1.401590

M&E - 2.20%	$1.057444	$0.989934	$1.057997	$0.982258

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen-Mid Cap Growth Subaccount	Janus Aspen-Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	133,000.399	47,221.144	33,466.421	15,852.134

Cost	$2,870,824	$1,109,002	$902,112	$203,006

Investments in mutual funds, at net asset value	$3,581,701	$1,245,222	$1,077,284	$262,511
Receivable for units sold	3	6	2	—

Total assets	3,581,704	1,245,228	1,077,286	262,511

Liabilities
Payable for units redeemed	—	—	—	1

	$3,581,704	$1,245,228	$1,077,286	$262,510

Net Assets:
Deferred annuity contracts terminable by owners	$3,581,704	$1,245,228	$1,077,286	$262,510

Total net assets	$3,581,704	$1,245,228	$1,077,286	$262,510

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen-Mid Cap Growth Subaccount	Janus Aspen-Mid Cap Value Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	53,076	21,992	114,185	—

M&E - 1.50%	364,601	246,523	237,495	25,440

M&E - 1.65%	2,165,166	858,080	1,022,826	170,687

M&E - 1.70%	14,831	57,799	—	—

M&E - 1.85%	31,538	12,351	3,210	—

M&E - 1.90%	—	—	—	—

M&E - 2.15%	275,224	170,644	85,684	—

M&E - 2.20%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.40%	$1.280214	$1.199362	$1.417910	$1.378222

M&E - 1.50%	$1.201232	$0.836930	$0.604154	$1.349213

M&E - 1.65%	$1.191237	$0.829949	$0.598622	$1.336873

M&E - 1.70%	$1.105703	$0.989629	$1.048491	$—

M&E - 1.85%	$1.580442	$1.342231	$1.814283	$—

M&E - 1.90%	$1.104265	$0.988345	$1.047121	$—

M&E - 2.15%	$1.563517	$1.327845	$1.794831	$—

M&E - 2.20%	$1.102114	$0.986416	$1.045077	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	56,193.803	34,984.976	432,299.053	667,330.517

Cost	$1,466,997	$528,528	$8,462,806	$16,160,283

Investments in mutual funds, at net asset value	$1,810,002	$599,992	$9,367,920	$20,760,652
Receivable for units sold	—	2	—	—

Total assets	1,810,002	599,994	9,367,920	20,760,652

Liabilities
Payable for units redeemed	3	—	1	1

	$1,809,999	$599,994	$9,367,919	$20,760,651

Net Assets:
Deferred annuity contracts terminable by owners	$1,809,999	$599,994	$9,367,919	$20,760,651

Total net assets	$1,809,999	$599,994	$9,367,919	$20,760,651

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	53,548	—	33,412	257,582

M&E - 1.50%	180,261	45,938	761,196	2,334,240

M&E - 1.65%	1,816,323	252,125	6,174,818	12,332,579

M&E - 1.70%	1,407	—	6,297	242,225

M&E - 1.85%	3,955	33,090	156,660	190,764

M&E - 1.90%	811	—	—	18,381

M&E - 2.15%	164,345	133,020	234,585	674,170

M&E - 2.20%	—	—	5,685	10,471

Accumulation unit value - Service:
M&E - 1.40%	$1.244559	$1.201951	$1.208985	$1.393955

M&E - 1.50%	$0.751117	$1.182905	$1.275094	$1.280112

M&E - 1.65%	$0.744204	$1.174786	$1.266326	$1.267582

M&E - 1.70%	$1.107223	$1.007074	$1.069851	$1.027191

M&E - 1.85%	$1.523906	$1.514812	$1.350032	$1.751828

M&E - 1.90%	$1.105786	$1.005768	$1.068454	$1.025856

M&E - 2.15%	$1.507580	$1.498539	$1.335553	$1.733058

M&E - 2.20%	$1.103619	$1.003807	$1.066387	$1.023854

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	270,167.299	57,253.570	7,815.192	703,433.949

Cost	$6,403,568	$1,684,640	$105,631	$18,234,167

Investments in mutual funds, at net asset value	$6,989,228	$2,027,921	$140,908	$24,092,613
Receivable for units sold	—	—	—	—

Total assets	6,989,228	2,027,921	140,908	24,092,613

Liabilities
Payable for units redeemed	3	3	—	3

	$6,989,225	$2,027,918	$140,908	$24,092,610

Net Assets:
Deferred annuity contracts terminable by owners	$6,989,225	$2,027,918	$140,908	$24,092,610

Total net assets	$6,989,225	$2,027,918	$140,908	$24,092,610

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	25,685	—	—	470,435

M&E - 1.50%	660,350	377,845	34,818	1,128,393

M&E - 1.65%	3,687,743	1,721,143	139,316	9,519,031

M&E - 1.70%	—	36,600	—	110,512

M&E - 1.85%	213,826	36,574	—	124,801

M&E - 1.90%	9,529	—	—	85,734

M&E - 2.15%	267,537	106,219	—	720,299

M&E - 2.20%	—	—	—	12,465

Accumulation unit value - Service:
M&E - 1.40%	$1.338663	$1.127447	$1.183297	$1.549742

M&E - 1.50%	$1.424811	$0.862415	$0.815561	$2.021695

M&E - 1.65%	$1.410854	$0.855221	$0.807604	$2.001900

M&E - 1.70%	$1.101740	$1.010566	$—	$0.982004

M&E - 1.85%	$1.673199	$1.363271	$—	$2.175025

M&E - 1.90%	$1.100311	$1.009247	$—	$0.980709

M&E - 2.15%	$1.655258	$1.348661	$—	$2.151737

M&E - 2.20%	$1.098172	$1.007280	$—	$0.978803

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

Fidelity-VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares - Initial	—

Cost	$—

Number of shares - Service	673,647.850

Cost	$8,300,107

Investments in mutual funds, at net asset value	$9,080,773
Receivable for units sold	—

Total assets	9,080,773

Liabilities
Payable for units redeemed	1

$9,080,772

Net Assets:
Deferred annuity contracts terminable by owners	$9,080,772

Total net assets	$9,080,772

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

Fidelity-VIP Value Strategies Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	—

M&E - 1.50%	—

M&E - 1.65%	—

M&E - 1.85%	—

M&E - 2.15%	—

Accumulation unit value - Initial:
M&E - 1.40%	$—

M&E - 1.50%	$—

M&E - 1.65%	$—

M&E - 1.85%	$—

M&E - 2.15%	$—

Accumulation units outstanding - Service:
M&E - 1.40%	50,590

M&E - 1.50%	406,785

M&E - 1.65%	4,766,796

M&E - 1.70%	21,771

M&E - 1.85%	166,766

M&E - 1.90%	22,743

M&E - 2.15%	502,637

M&E - 2.20%	—

Accumulation unit value - Service:
M&E - 1.40%	$1.286179

M&E - 1.50%	$1.500649

M&E - 1.65%	$1.490367

M&E - 1.70%	$1.060474

M&E - 1.85%	$1.888212

M&E - 1.90%	$1.059093

M&E - 2.15%	$1.867997

M&E - 2.20%	$1.057031

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Asset Allocation- Conservative Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$790,166	$287,489	$2,018,121	$1,577,555
Expenses:
Administrative, mortality and expense risk charge	384,501	621,779	1,295,943	1,689,804

Net investment income (loss)	405,665	(334,290)	722,178	(112,249)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,140,045	2,402,093	3,615,706	4,223,380
Proceeds from sales	8,766,323	10,114,910	12,628,771	15,091,790
Cost of investments sold	8,623,649	8,213,541	10,120,425	11,812,054

Net realized capital gains (losses) on investments	1,282,719	4,303,462	6,124,052	7,503,116
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	69,018	3,413,200	5,389,451	7,583,188
End of period	176,704	3,848,231	5,720,913	11,416,340

Net change in unrealized appreciation/depreciation of investments	107,686	435,031	331,462	3,833,152

Net realized and unrealized capital gains (losses) on investments	1,390,405	4,738,493	6,455,514	11,336,268

Increase (decrease) in net assets from operations	$1,796,070	$4,404,203	$7,177,692	$11,224,019

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	International Moderate Growth Subaccount (1)	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Net investment income (loss)
Income:
Dividends	$—	$86,567	$50,038	$579,172
Expenses:
Administrative, mortality and expense risk charge	8,463	107,208	35,330	393,000

Net investment income (loss)	(8,463)	(20,641)	14,708	186,172
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	340,754	232,357	7,504,326
Proceeds from sales	136,305	2,391,988	624,935	3,886,689
Cost of investments sold	132,019	1,954,804	457,175	3,312,728

Net realized capital gains (losses) on investments	4,286	777,938	400,117	8,078,287
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	636,480	270,236	5,643,750
End of period	106,411	989,610	233,476	188,034

Net change in unrealized appreciation/depreciation of investments	106,411	353,130	(36,760)	(5,455,716)

Net realized and unrealized capital gains (losses) on investments	110,697	1,131,068	363,357	2,622,571

Increase (decrease) in net assets from operations	$102,234	$1,110,427	$378,065	$2,808,743

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$84,474	$557,964	$78,669	$235,779
Expenses:
Administrative, mortality and expense risk charge	247,553	599,673	96,387	430,295

Net investment income (loss)	(163,079)	(41,709)	(17,718)	(194,516)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,439,578	3,540,794	654,432	2,213,845
Proceeds from sales	1,995,035	6,721,252	1,703,211	5,918,502
Cost of investments sold	1,702,251	5,355,711	1,294,749	4,159,822

Net realized capital gains (losses) on investments	1,732,362	4,906,335	1,062,894	3,972,525
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,676,160	7,148,152	521,344	9,953,479
End of period	2,382,925	7,352,971	1,428,797	10,266,527

Net change in unrealized appreciation/depreciation of investments	(293,235)	204,819	907,453	313,048

Net realized and unrealized capital gains (losses) on investments	1,439,127	5,111,154	1,970,347	4,285,573

Increase (decrease) in net assets from operations	$1,276,048	$5,069,445	$1,952,629	$4,091,057

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$135,909	$2,437
Expenses:
Administrative, mortality and expense risk charge	14,535	41,812	214,541	66,315

Net investment income (loss)	(14,535)	(41,812)	(78,632)	(63,878)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	68,742	226,453	—	—
Proceeds from sales	508,840	755,926	5,057,637	1,205,916
Cost of investments sold	488,094	798,015	5,265,756	952,359

Net realized capital gains (losses) on investments	89,488	184,364	(208,119)	253,557
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	61,570	374,978	591,249	452,334
End of period	(22,742)	212,194	2,535,212	401,233

Net change in unrealized appreciation/depreciation of investments	(84,312)	(162,784)	1,943,963	(51,101)

Net realized and unrealized capital gains (losses) on investments	5,176	21,580	1,735,844	202,456

Increase (decrease) in net assets from operations	$(9,359)	$(20,232)	$1,657,212	$138,578

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount
Net investment income (loss)
Income:
Dividends	$23,950	$569,599	$395,272	$130,880
Expenses:
Administrative, mortality and expense risk charge	81,028	93,845	203,417	209,316

Net investment income (loss)	(57,078)	475,754	191,855	(78,436)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	218,061	66,803	—	1,852,279
Proceeds from sales	1,465,853	1,572,268	3,984,309	2,544,217
Cost of investments sold	954,776	1,651,218	3,980,485	2,230,022

Net realized capital gains (losses) on investments	729,138	(12,147)	3,824	2,166,474
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	724,863	(320,167)	(69,953)	2,609,048
End of period	742,389	(265,868)	6,683	2,554,558

Net change in unrealized appreciation/depreciation of investments	17,526	54,299	76,636	(54,490)

Net realized and unrealized capital gains (losses) on investments	746,664	42,152	80,460	2,111,984

Increase (decrease) in net assets from operations	$689,586	$517,906	$272,315	$2,033,548

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Templeton Transamerica Global Subaccount	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$37,042	$8,431	$57,929	$—
Expenses:
Administrative, mortality and expense risk charge	47,050	13,962	59,523	317,360

Net investment income (loss)	(10,008)	(5,531)	(1,594)	(317,360)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	21,774	58,625	—
Proceeds from sales	623,356	330,507	601,417	4,133,651
Cost of investments sold	516,768	288,178	587,366	2,682,843

Net realized capital gains (losses) on investments	106,588	64,103	72,676	1,450,808
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	326,613	55,950	(69,305)	4,638,891
End of period	674,761	58,983	152,560	4,986,059

Net change in unrealized appreciation/depreciation of investments	348,148	3,033	221,865	347,168

Net realized and unrealized capital gains (losses) on investments	454,736	67,136	294,541	1,797,976

Increase (decrease) in net assets from operations	$444,728	$61,605	$292,947	$1,480,616

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Net investment income (loss)
Income:
Dividends	$6,893	$846,662	$329,627	$8,521
Expenses:
Administrative, mortality and expense risk charge	62,115	298,929	144,440	1,243

Net investment income (loss)	(55,222)	547,733	185,187	7,278
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	90,093	—	11,929	313
Proceeds from sales	2,561,665	27,617,861	2,574,859	258,198
Cost of investments sold	2,274,713	27,617,861	2,702,644	259,281

Net realized capital gains (losses) on investments	377,045	—	(115,856)	(770)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	475,728	—	(347,768)	(3)
End of period	288,910	—	(281,077)	—

Net change in unrealized appreciation/depreciation of investments	(186,818)	—	66,691	3

Net realized and unrealized capital gains (losses) on investments	190,227	—	(49,165)	(767)

Increase (decrease) in net assets from operations	$135,005	$547,733	$136,022	$6,511

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$703,705	$51,593	$—	$52,609
Expenses:
Administrative, mortality and expense risk charge	609,054	373,831	114,451	271,226

Net investment income (loss)	94,651	(322,238)	(114,451)	(218,617)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,156,477	927,226	592,826	—
Proceeds from sales	7,867,846	5,111,854	3,075,952	4,187,886
Cost of investments sold	7,131,470	5,721,823	3,022,298	2,509,519

Net realized capital gains (losses) on investments	4,892,853	317,257	646,480	1,678,367
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,854,932	773,843	82,974	4,733,731
End of period	4,902,803	3,336,602	(434,572)	6,508,001

Net change in unrealized appreciation/depreciation of investments	1,047,871	2,562,759	(517,546)	1,774,270

Net realized and unrealized capital gains (losses) on investments	5,940,724	2,880,016	128,934	3,452,637

Increase (decrease) in net assets from operations	$6,035,375	$2,557,778	$14,483	$3,234,020

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Van Kampen Large Cap Core Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Net investment income (loss)
Income:
Dividends	$165,453	$—	$2,297	$—
Expenses:
Administrative, mortality and expense risk charge	282,175	30,024	31,337	3,580

Net investment income (loss)	(116,722)	(30,024)	(29,040)	(3,580)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	974,198	—	79,825	—
Proceeds from sales	4,831,570	306,748	1,081,264	52,745
Cost of investments sold	5,508,836	223,652	702,683	38,165

Net realized capital gains (losses) on investments	296,932	83,096	458,406	14,580
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,393,390	326,716	450,199	37,825
End of period	2,641,924	400,978	232,863	32,801

Net change in unrealized appreciation/depreciation of investments	1,248,534	74,262	(217,336)	(5,024)

Net realized and unrealized capital gains (losses) on investments	1,545,466	157,358	241,070	9,556

Increase (decrease) in net assets from operations	$1,428,744	$127,334	$212,030	$5,976

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity
Statements of Operations

Year Ended December 31, 2006, Except as Noted

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen-Mid Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$40,269	$—	$—
Expenses:
Administrative, mortality and expense risk charge	59,763	23,141	18,133

Net investment income (loss)	(19,494)	(23,141)	(18,133)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	180,805	—	—
Proceeds from sales	1,079,425	426,961	526,812
Cost of investments sold	717,117	327,792	386,783

Net realized capital gains (losses) on investments	543,113	99,169	140,029
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	727,712	281,762	183,312
End of period	710,877	136,220	175,172

Net change in unrealized appreciation/depreciation of investments	(16,835)	(145,542)	(8,140)

Net realized and unrealized capital gains (losses) on investments	526,278	(46,373)	131,889

Increase (decrease) in net assets from operations	$506,784	$(69,514)	$113,756

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

Janus Aspen-Mid Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$2,663
Expenses:
Administrative, mortality and expense risk charge	4,786

Net investment income (loss)	(2,123)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	12,385
Proceeds from sales	211,828
Cost of investments sold	136,449

Net realized capital gains (losses) on investments	87,764
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	110,040
End of period	59,505

Net change in unrealized appreciation/depreciation of investments	(50,535)

Net realized and unrealized capital gains (losses) on investments	37,229

Increase (decrease) in net assets from operations	$35,106

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount
Net investment income (loss)
Income:
Dividends	$26,426	$—	$212,755	$202,046
Expenses:
Administrative, mortality and expense risk charge	27,092	9,842	158,463	338,242

Net investment income (loss)	(666)	(9,842)	54,292	(136,196)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	9,312	311,847	1,682,732
Proceeds from sales	308,629	197,883	2,059,080	3,928,675
Cost of investments sold	257,619	177,654	1,669,098	2,266,458

Net realized capital gains (losses) on investments	51,010	29,541	701,829	3,344,949
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	149,783	43,013	764,101	5,972,094
End of period	343,005	71,464	905,114	4,600,369

Net change in unrealized appreciation/depreciation of investments	193,222	28,451	141,013	(1,371,725)

Net realized and unrealized capital gains (losses) on investments	244,232	57,992	842,842	1,973,224

Increase (decrease) in net assets from operations	$243,566	$48,150	$897,134	$1,837,028

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$186,885	$3,941	$677	$44,984
Expenses:
Administrative, mortality and expense risk charge	98,423	35,252	2,227	403,042

Net investment income (loss)	88,462	(31,311)	(1,550)	(358,058)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	775,956	—	—	2,999,392
Proceeds from sales	1,327,537	822,534	30,377	5,435,388
Cost of investments sold	904,882	570,896	24,951	2,884,394

Net realized capital gains (losses) on investments	1,198,611	251,638	5,426	5,550,386
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	848,189	463,958	36,029	8,666,433
End of period	585,660	343,281	35,277	5,858,446

Net change in unrealized appreciation/depreciation of investments	(262,529)	(120,677)	(752)	(2,807,987)

Net realized and unrealized capital gains (losses) on investments	936,082	130,961	4,674	2,742,399

Increase (decrease) in net assets from operations	$1,024,544	$99,650	$3,124	$2,384,341

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

Fidelity-VIP Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$29,934
Expenses:
Administrative, mortality and expense risk charge	143,130

Net investment income (loss)	(113,196)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,432,159
Proceeds from sales	1,877,044
Cost of investments sold	1,143,986

Net realized capital gains (losses) on investments	2,165,217
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,673,151
End of period	780,666

Net change in unrealized appreciation/depreciation of investments	(892,485)

Net realized and unrealized capital gains (losses) on investments	1,272,732

Increase (decrease) in net assets from operations	$1,159,536

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Asset Allocation-Conservative Subaccount		Asset Allocation-Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$405,665	$163,059	$(334,290)	$(315,358)
Net realized capital gains (losses) on investments	1,282,719	1,654,998	4,303,462	1,926,540
Net change in unrealized appreciation/depreciation of investments	107,686	(1,202,014)	435,031	995,681

Increase (decrease) in net assets from operations	1,796,070	616,043	4,404,203	2,606,863
Contract transactions
Net contract purchase payments	8,409,704	5,185,792	7,320,799	4,814,515
Transfer payments from (to) other subaccounts or general account	1,955,299	(2,840,311)	5,011,932	2,458,623
Contract terminations, withdrawals, and other deductions	(4,395,205)	(2,330,400)	(3,443,793)	(1,683,289)
Contract maintenance charges	(66,829)	(52,224)	(92,812)	(79,646)

Increase (decrease) in net assets from contract transactions	5,902,969	(37,143)	8,796,126	5,510,203

Net increase (decrease) in net assets	7,699,039	578,900	13,200,329	8,117,066
Net assets:
Beginning of the period	19,473,438	18,894,538	28,994,025	20,876,959

End of the period	$27,172,477	19,473,438	$42,194,354	28,994,025

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Asset Allocation-Moderate Subaccount		Asset Allocation-Moderate Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$722,178	$85,925	$(112,249)	$(321,907)
Net realized capital gains (losses) on investments	6,124,052	3,070,215	7,503,116	3,364,260
Net change in unrealized appreciation/depreciation of investments	331,462	111,386	3,833,152	2,763,154

Increase (decrease) in net assets from operations	7,177,692	3,267,526	11,224,019	5,805,507
Contract transactions
Net contract purchase payments	22,983,406	19,415,090	39,133,403	23,513,088
Transfer payments from (to) other subaccounts or general account	1,346,650	9,362,688	5,762,249	13,038,849
Contract terminations, withdrawals, and other deductions	(8,878,322)	(5,407,643)	(10,601,542)	(5,069,056)
Contract maintenance charges	(196,906)	(139,364)	(322,417)	(189,103)

Increase (decrease) in net assets from contract transactions	15,254,828	23,230,771	33,971,693	31,293,778

Net increase (decrease) in net assets	22,432,520	26,498,297	45,195,712	37,099,285
Net assets:
Beginning of the period	66,371,871	39,873,574	78,550,787	41,451,502

End of the period	$88,804,391	66,371,871	$123,746,499	78,550,787

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	International Moderate Growth Subaccount	MFS International Equity Subaccount
	2006 (1)	2006	2005
Operations
Net investment income (loss)	$(8,463)	$(20,641)	$(44,804)
Net realized capital gains (losses) on investments	4,286	777,938	671,745
Net change in unrealized appreciation/depreciation of investments	106,411	353,130	(81,397)

Increase (decrease) in net assets from operations	102,234	1,110,427	545,544
Contract transactions
Net contract purchase payments	1,264,732	228,763	630,064
Transfer payments from (to) other subaccounts or general account	335,289	662,326	70,975
Contract terminations, withdrawals, and other deductions	(69,708)	(589,403)	(379,847)
Contract maintenance charges	(527)	(21,193)	(16,942)

Increase (decrease) in net assets from contract transactions	1,529,786	280,493	304,250

Net increase (decrease) in net assets	1,632,020	1,390,920	849,794
Net assets:
Beginning of the period	—	5,582,609	4,732,815

End of the period	$1,632,020	$6,973,529	5,582,609

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	American Century Large Company Value Subaccount		Capital Guardian Global Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$14,708	$(19,693)	$186,172	$(266,035)
Net realized capital gains (losses) on investments	400,117	197,967	8,078,287	1,293,225
Net change in unrealized appreciation/depreciation of investments	(36,760)	(150,874)	(5,455,716)	814,261

Increase (decrease) in net assets from operations	378,065	27,400	2,808,743	1,841,451
Contract transactions
Net contract purchase payments	70,520	167,496	865,117	1,257,545
Transfer payments from (to) other subaccounts or general account	921,676	(672,234)	(823,586)	8,954
Contract terminations, withdrawals, and other deductions	(258,904)	(127,983)	(1,982,507)	(2,514,802)
Contract maintenance charges	(5,393)	(5,271)	(75,828)	(74,574)

Increase (decrease) in net assets from contract transactions	727,899	(637,992)	(2,016,804)	(1,322,877)

Net increase (decrease) in net assets	1,105,964	(610,592)	791,939	518,574
Net assets:
Beginning of the period	1,906,124	2,516,716	23,696,893	23,178,319

End of the period	$3,012,088	1,906,124	$24,488,832	23,696,893

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(163,079)	$(144,233)	$(41,709)	$(251,495)
Net realized capital gains (losses) on investments	1,732,362	534,765	4,906,335	1,953,135
Net change in unrealized appreciation/depreciation of investments	(293,235)	235,600	204,819	430,563

Increase (decrease) in net assets from operations	1,276,048	626,132	5,069,445	2,132,203
Contract transactions
Net contract purchase payments	359,236	640,618	1,969,013	1,811,675
Transfer payments from (to) other subaccounts or general account	1,220,287	545,458	(1,764,972)	(858,852)
Contract terminations, withdrawals, and other deductions	(1,312,503)	(889,621)	(3,893,714)	(3,373,362)
Contract maintenance charges	(33,502)	(33,182)	(57,424)	(55,653)

Increase (decrease) in net assets from contract transactions	233,518	263,273	(3,747,097)	(2,476,192)

Net increase (decrease) in net assets	1,509,566	889,405	1,322,348	(343,989)
Net assets:
Beginning of the period	14,573,884	13,684,479	37,627,600	37,971,589

End of the period	$16,083,450	14,573,884	$38,949,948	37,627,600

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Clarion Global Real Estate Securities Subaccount		Transamerica Small/Mid Cap Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(17,718)	$(206)	$(194,516)	$(329,054)
Net realized capital gains (losses) on investments	1,062,894	807,916	3,972,525	2,058,054
Net change in unrealized appreciation/depreciation of investments	907,453	(332,919)	313,048	1,315,100

Increase (decrease) in net assets from operations	1,952,629	474,791	4,091,057	3,044,100
Contract transactions
Net contract purchase payments	300,296	437,520	123,025	228,215
Transfer payments from (to) other subaccounts or general account	1,743,925	(295,027)	(1,444,568)	(1,150,886)
Contract terminations, withdrawals, and other deductions	(538,182)	(354,048)	(3,389,695)	(4,166,940)
Contract maintenance charges	(14,375)	(10,572)	(37,469)	(38,517)

Increase (decrease) in net assets from contract transactions	1,491,664	(222,127)	(4,748,707)	(5,128,128)

Net increase (decrease) in net assets	3,444,293	252,664	(657,650)	(2,084,028)
Net assets:
Beginning of the period	4,506,166	4,253,502	27,433,907	29,517,935

End of the period	$7,950,459	4,506,166	$26,776,257	27,433,907

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica Science and Technology Subaccount		Jennison Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(14,535)	$(12,205)	$(41,812)	$(40,185)
Net realized capital gains (losses) on investments	89,488	11,079	184,364	(153,178)
Net change in unrealized appreciation/depreciation of investments	(84,312)	(13,251)	(162,784)	481,488

Increase (decrease) in net assets from operations	(9,359)	(14,377)	(20,232)	288,125
Contract transactions
Net contract purchase payments	43,355	53,660	77,001	19,521
Transfer payments from (to) other subaccounts or general account	131,739	(277,811)	(192,770)	(878,486)
Contract terminations, withdrawals, and other deductions	(70,044)	(37,950)	(347,216)	(285,916)
Contract maintenance charges	(3,690)	(3,892)	(4,235)	(4,984)

Increase (decrease) in net assets from contract transactions	101,360	(265,993)	(467,220)	(1,149,865)

Net increase (decrease) in net assets	92,001	(280,370)	(487,452)	(861,740)
Net assets:
Beginning of the period	1,014,833	1,295,203	2,940,255	3,801,995

End of the period	$1,106,834	1,014,833	$2,452,803	2,940,255

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	J.P. Morgan Enhanced Index Subaccount		Marsico Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(78,632)	$(72,747)	$(63,878)	$(49,845)
Net realized capital gains (losses) on investments	(208,119)	(1,309,261)	253,557	80,371
Net change in unrealized appreciation/depreciation of investments	1,943,963	1,626,991	(51,101)	184,915

Increase (decrease) in net assets from operations	1,657,212	244,983	138,578	215,441
Contract transactions
Net contract purchase payments	216,864	279,839	439,818	721,785
Transfer payments from (to) other subaccounts or general account	(2,105,382)	(1,243,221)	(405,079)	314,059
Contract terminations, withdrawals, and other deductions	(2,080,199)	(2,601,122)	(226,707)	(220,743)
Contract maintenance charges	(21,761)	(30,351)	(8,844)	(6,651)

Increase (decrease) in net assets from contract transactions	(3,990,478)	(3,594,855)	(200,812)	808,450

Net increase (decrease) in net assets	(2,333,266)	(3,349,872)	(62,234)	1,023,891
Net assets:
Beginning of the period	15,224,129	18,574,001	3,701,876	2,677,985

End of the period	$12,890,863	15,224,129	$3,639,642	3,701,876

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	BlackRock Large Cap Value Subaccount		MFS High Yield Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(57,078)	$(34,149)	$475,754	$434,707
Net realized capital gains (losses) on investments	729,138	474,056	(12,147)	495,587
Net change in unrealized appreciation/depreciation of investments	17,526	5,675	54,299	(929,005)

Increase (decrease) in net assets from operations	689,586	445,582	517,906	1,289
Contract transactions
Net contract purchase payments	249,505	415,280	236,704	156,210
Transfer payments from (to) other subaccounts or general account	725,445	876,181	(384,692)	(1,873,529)
Contract terminations, withdrawals, and other deductions	(641,462)	(387,958)	(567,332)	(549,488)
Contract maintenance charges	(11,025)	(9,740)	(10,282)	(13,186)

Increase (decrease) in net assets from contract transactions	322,463	893,763	(725,602)	(2,279,993)

Net increase (decrease) in net assets	1,012,049	1,339,345	(207,696)	(2,278,704)
Net assets:
Beginning of the period	4,268,799	2,929,454	6,131,248	8,409,952

End of the period	$5,280,848	4,268,799	$5,923,552	6,131,248

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	PIMCO Total Return Subaccount		Legg Mason Partners All Cap Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$191,855	$20,642	$(78,436)	$(136,831)
Net realized capital gains (losses) on investments	3,824	510,165	2,166,474	140,192
Net change in unrealized appreciation/ depreciation of investments	76,636	(444,162)	(54,490)	268,003

Increase (decrease) in net assets from operations	272,315	86,645	2,033,548	271,364
Contract transactions
Net contract purchase payments	551,898	980,798	506,861	330,261
Transfer payments from (to) other subaccounts or general account	(302,269)	(2,586,957)	(569,742)	(757,704)
Contract terminations, withdrawals, and other deductions	(1,567,598)	(1,301,681)	(1,300,666)	(939,706)
Contract maintenance charges	(31,604)	(40,368)	(35,071)	(38,163)

Increase (decrease) in net assets from contract transactions	(1,349,573)	(2,948,208)	(1,398,618)	(1,405,312)

Net increase (decrease) in net assets	(1,077,258)	(2,861,563)	634,930	(1,133,948)
Net assets:
Beginning of the period	13,261,071	16,122,634	13,048,871	14,182,819

End of the period	$12,183,813	13,261,071	$13,683,801	13,048,871

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Templeton Transamerica Global Subaccount		Transamerica Balanced Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(10,008)	$(13,784)	$(5,531)	$(2,445)
Net realized capital gains (losses) on investments	106,588	(70,417)	64,103	102,773
Net change in unrealized appreciation/ depreciation of investments	348,148	232,440	3,033	(55,687)

Increase (decrease) in net assets from operations	444,728	148,239	61,605	44,641
Contract transactions
Net contract purchase payments	124,512	131,042	126,084	35,216
Transfer payments from (to) other subaccounts or general account	205,222	396,276	(72,717)	54,351
Contract terminations, withdrawals, and other deductions	(298,005)	(139,129)	(113,171)	(147,994)
Contract maintenance charges	(10,540)	(9,144)	(2,041)	(2,243)

Increase (decrease) in net assets from contract transactions	21,189	379,045	(61,845)	(60,670)

Net increase (decrease) in net assets	465,917	527,284	(240)	(16,029)
Net assets:
Beginning of the period	2,774,012	2,246,728	864,825	880,854

End of the period	$3,239,929	2,774,012	$864,585	864,825

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica Convertible Securities Subaccount		Transamerica Equity Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(1,594)	$17,085	$(317,360)	$(178,399)
Net realized capital gains (losses) on investments	72,676	318,210	1,450,808	895,363
Net change in unrealized appreciation/depreciation of investments	221,865	(247,532)	347,168	1,191,622

Increase (decrease) in net assets from operations	292,947	87,763	1,480,616	1,908,586
Contract transactions
Net contract purchase payments	524,613	1,100,114	801,403	1,109,965
Transfer payments from (to) other subaccounts or general account	329,335	127,368	22,403,077	(415,681)
Contract terminations, withdrawals, and other deductions	(363,678)	(558,076)	(1,951,459)	(1,391,738)
Contract maintenance charges	(5,768)	(4,960)	(53,181)	(44,458)

Increase (decrease) in net assets from contract transactions	484,502	664,446	21,199,840	(741,912)

Net increase (decrease) in net assets	777,449	752,209	22,680,456	1,166,674
Net assets:
Beginning of the period	3,151,938	2,399,729	16,000,206	14,833,532

End of the period	$3,929,387	3,151,938	$38,680,662	16,000,206

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica Money Market Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(55,222)	$(53,348)	$547,733	$170,085
Net realized capital gains (losses) on investments	377,045	363,593	—	(41)
Net change in unrealized appreciation/depreciation of investments	(186,818)	101,735	—	—

Increase (decrease) in net assets from operations	135,005	411,980	547,733	170,044
Contract transactions
Net contract purchase payments	98,636	118,435	7,196,431	7,506,075
Transfer payments from (to) other subaccounts or general account	(1,536,280)	1,348,578	3,454,259	(1,590,782)
Contract terminations, withdrawals, and other deductions	(259,131)	(732,654)	(7,637,191)	(5,590,089)
Contract maintenance charges	(10,871)	(10,178)	(46,855)	(34,972)

Increase (decrease) in net assets from contract transactions	(1,707,646)	724,181	2,966,644	290,232

Net increase (decrease) in net assets	(1,572,641)	1,136,161	3,514,377	460,276
Net assets:
Beginning of the period	4,712,738	3,576,577	12,855,472	12,395,196

End of the period	$3,140,097	4,712,738	$16,369,849	12,855,472

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica U.S. Government Securities Subaccount		Transamerica U.S. Government Securities-PAM Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$185,187	$255,436	$7,278	$(930)
Net realized capital gains (losses) on investments	(115,856)	97,753	(770)	4,496
Net change in unrealized appreciation/depreciation of investments	66,691	(296,187)	3	46

Increase (decrease) in net assets from operations	136,022	57,002	6,511	3,612
Contract transactions
Net contract purchase payments	42,865	356,909	—	—
Transfer payments from (to) other subaccounts or general account	(12,296)	(1,043,892)	(7,554)	(30,094)
Contract terminations, withdrawals, and other deductions	(1,466,938)	(1,758,784)	(2,653)	(381)
Contract maintenance charges	(10,379)	(12,130)	—	(274)

Increase (decrease) in net assets from contract transactions	(1,446,748)	(2,457,897)	(10,207)	(30,749)

Net increase (decrease) in net assets	(1,310,726)	(2,400,895)	(3,696)	(27,137)
Net assets:
Beginning of the period	9,858,129	12,259,024	3,696	30,833

End of the period	$8,547,403	9,858,129	$—	3,696

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$94,651	$65,471	$(322,238)	$(285,421)
Net realized capital gains (losses) on investments	4,892,853	3,610,909	317,257	(988,756)
Net change in unrealized appreciation/depreciation of investments	1,047,871	(2,745,386)	2,562,759	2,330,527

Increase (decrease) in net assets from operations	6,035,375	930,994	2,557,778	1,056,350
Contract transactions
Net contract purchase payments	515,540	980,371	324,300	579,510
Transfer payments from (to) other subaccounts or general account	(848,072)	82,802	(844,853)	(1,328,757)
Contract terminations, withdrawals, and other deductions	(4,643,018)	(4,470,156)	(3,008,234)	(2,612,295)
Contract maintenance charges	(50,688)	(51,117)	(21,891)	(22,707)

Increase (decrease) in net assets from contract transactions	(5,026,238)	(3,458,100)	(3,550,678)	(3,384,249)

Net increase (decrease) in net assets	1,009,137	(2,527,106)	(992,900)	(2,327,899)
Net assets:
Beginning of the period	38,625,275	41,152,381	24,713,849	27,041,748

End of the period	$39,634,412	38,625,275	$23,720,949	24,713,849

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(114,451)	$(109,176)	$(218,617)	$249,634
Net realized capital gains (losses) on investments	646,480	1,742,529	1,678,367	865,032
Net change in unrealized appreciation/depreciation of investments	(517,546)	(1,095,676)	1,774,270	496,198

Increase (decrease) in net assets from operations	14,483	537,677	3,234,020	1,610,864
Contract transactions
Net contract purchase payments	260,407	216,563	586,637	443,995
Transfer payments from (to) other subaccounts or general account	146,093	(413,956)	1,809,261	910,751
Contract terminations, withdrawals, and other deductions	(675,535)	(615,435)	(2,038,656)	(2,037,464)
Contract maintenance charges	(20,100)	(19,353)	(25,308)	(19,835)

Increase (decrease) in net assets from contract transactions	(289,135)	(832,181)	331,934	(702,553)

Net increase (decrease) in net assets	(274,652)	(294,504)	3,565,954	908,311
Net assets:
Beginning of the period	6,870,448	7,164,952	15,268,977	14,360,666

End of the period	$6,595,796	6,870,448	$18,834,931	15,268,977

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Van Kampen Large Cap Core Subaccount		Van Kampen Mid-Cap Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(116,722)	$(45,107)	$(30,024)	$(28,328)
Net realized capital gains (losses) on investments	296,932	(1,278,783)	83,096	107,718
Net change in unrealized appreciation/depreciation of investments	1,248,534	2,705,575	74,262	12,467

Increase (decrease) in net assets from operations	1,428,744	1,381,685	127,334	91,857
Contract transactions
Net contract purchase payments	31,359	75,769	23,676	63,312
Transfer payments from (to) other subaccounts or general account	(583,671)	(977,371)	(57,592)	(70,942)
Contract terminations, withdrawals, and other deductions	(3,049,418)	(2,389,695)	(147,725)	(199,690)
Contract maintenance charges	(20,091)	(20,036)	(6,197)	(6,257)

Increase (decrease) in net assets from contract transactions	(3,621,821)	(3,311,333)	(187,838)	(213,577)

Net increase (decrease) in net assets	(2,193,077)	(1,929,648)	(60,504)	(121,720)
Net assets:
Beginning of the period	19,317,956	21,247,604	1,805,704	1,927,424

End of the period	$17,124,879	19,317,956	$1,745,200	1,805,704

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(29,040)	$(31,598)	$(3,580)	$(3,125)
Net realized capital gains (losses) on investments	458,406	130,838	14,580	24,554
Net change in unrealized appreciation/depreciation of investments	(217,336)	(30,676)	(5,024)	(10,550)

Increase (decrease) in net assets from operations	212,030	68,564	5,976	10,879
Contract transactions
Net contract purchase payments	40,866	93,332	13,242	32,233
Transfer payments from (to) other subaccounts or general account	(167,876)	(49,308)	51,187	(57,621)
Contract terminations, withdrawals, and other deductions	(182,160)	(124,057)	(3,096)	(31,298)
Contract maintenance charges	(6,345)	(6,959)	(1,003)	(669)

Increase (decrease) in net assets from contract transactions	(315,515)	(86,992)	60,330	(57,355)

Net increase (decrease) in net assets	(103,485)	(18,428)	66,306	(46,476)
Net assets:
Beginning of the period	1,978,473	1,996,901	190,183	236,659

End of the period	$1,874,988	1,978,473	$256,489	190,183

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	AllianceBernstein Growth & Income Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(19,494)	$(13,417)	$(23,141)	$(19,833)
Net realized capital gains (losses) on investments	543,113	108,875	99,169	55,795
Net change in unrealized appreciation/depreciation of investments	(16,835)	9,844	(145,542)	127,202

Increase (decrease) in net assets from operations	506,784	105,302	(69,514)	163,164
Contract transactions
Net contract purchase payments	45,523	242,033	71,456	138,446
Transfer payments from (to) other subaccounts or general account	(278,406)	(314,397)	55,357	36,285
Contract terminations, withdrawals, and other deductions	(369,370)	(134,727)	(75,869)	(79,637)
Contract maintenance charges	(9,910)	(9,712)	(3,192)	(3,490)

Increase (decrease) in net assets from contract transactions	(612,163)	(216,803)	47,752	91,604

Net increase (decrease) in net assets	(105,379)	(111,501)	(21,762)	254,768
Net assets:
Beginning of the period	3,687,083	3,798,584	1,266,990	1,012,222

End of the period	$3,581,704	3,687,083	$1,245,228	1,266,990

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Janus Aspen-Mid Cap Growth Subaccount		Janus Aspen-Mid Cap Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(18,133)	$(20,063)	$(2,123)	$(3,433)
Net realized capital gains (losses) on investments	140,029	82,977	87,764	56,375
Net change in unrealized appreciation/ depreciation of investments	(8,140)	43,606	(50,535)	(24,269)

Increase (decrease) in net assets from operations	113,756	106,520	35,106	28,673
Contract transactions
Net contract purchase payments	1,590	57,748	1,447	16,911
Transfer payments from (to) other subaccounts or general account	(51,532)	(203,771)	(42,874)	(39,457)
Contract terminations, withdrawals, and other deductions	(133,476)	(71,524)	(127,437)	(12,180)
Contract maintenance charges	(2,358)	(2,864)	(1,355)	(1,332)

Increase (decrease) in net assets from contract transactions	(185,776)	(220,411)	(170,219)	(36,058)

Net increase (decrease) in net assets	(72,020)	(113,891)	(135,113)	(7,385)
Net assets:
Beginning of the period	1,149,306	1,263,197	397,623	405,008

End of the period	$1,077,286	1,149,306	$262,510	397,623

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Janus Aspen-Worldwide Growth Subaccount		MFS New Discovery Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(666)	$(7,679)	$(9,842)	$(9,355)
Net realized capital gains (losses) on investments	51,010	41,850	29,541	17,389
Net change in unrealized appreciation/ depreciation of investments	193,222	22,222	28,451	(4,674)

Increase (decrease) in net assets from operations	243,566	56,393	48,150	3,360
Contract transactions
Net contract purchase payments	36,199	50,956	34,318	99,198
Transfer payments from (to) other subaccounts or general account	13,308	(71,434)	27,956	(325,047)
Contract terminations, withdrawals, and other deductions	(123,189)	(149,575)	(19,202)	(19,832)
Contract maintenance charges	(5,166)	(5,583)	(1,170)	(996)

Increase (decrease) in net assets from contract transactions	(78,848)	(175,636)	41,902	(246,677)

Net increase (decrease) in net assets	164,718	(119,243)	90,052	(243,317)
Net assets:
Beginning of the period	1,645,281	1,764,524	509,942	753,259

End of the period	$1,809,999	1,645,281	$599,994	509,942

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	MFS Total Return Subaccount		Fidelity-VIP Contrafund® Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$54,292	$22,636	$(136,196)	$(248,295)
Net realized capital gains (losses) on investments	701,829	659,005	3,344,949	332,120
Net change in unrealized appreciation/ depreciation of investments	141,013	(593,593)	(1,371,725)	2,274,681

Increase (decrease) in net assets from operations	897,134	88,048	1,837,028	2,358,506
Contract transactions
Net contract purchase payments	163,469	369,123	910,700	1,231,847
Transfer payments from (to) other subaccounts or general account	(380,168)	455,882	337,742	2,686,979
Contract terminations, withdrawals, and other deductions	(1,132,027)	(1,219,470)	(1,970,131)	(981,427)
Contract maintenance charges	(37,457)	(39,565)	(63,152)	(56,290)

Increase (decrease) in net assets from contract transactions	(1,386,183)	(434,030)	(784,841)	2,881,109

Net increase (decrease) in net assets	(489,049)	(345,982)	1,052,187	5,239,615
Net assets:
Beginning of the period	9,856,968	10,202,950	19,708,464	14,468,849

End of the period	$9,367,919	9,856,968	$20,760,651	19,708,464

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Fidelity-VIP Equity-Income Subaccount		Fidelity-VIP Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$88,462	$(7,904)	$(31,311)	$(39,390)
Net realized capital gains (losses) on investments	1,198,611	591,742	251,638	233,494
Net change in unrealized appreciation/depreciation of investments	(262,529)	(368,342)	(120,677)	(123,240)

Increase (decrease) in net assets from operations	1,024,544	215,496	99,650	70,864
Contract transactions
Net contract purchase payments	52,607	112,001	46,302	210,443
Transfer payments from (to) other subaccounts or general account	891,944	(234,491)	(269,302)	(1,499,110)
Contract terminations, withdrawals, and other deductions	(900,099)	(545,280)	(307,858)	(192,798)
Contract maintenance charges	(19,780)	(20,253)	(8,594)	(11,951)

Increase (decrease) in net assets from contract transactions	24,672	(688,023)	(539,452)	(1,493,416)

Net increase (decrease) in net assets	1,049,216	(472,527)	(439,802)	(1,422,552)
Net assets:
Beginning of the period	5,940,009	6,412,536	2,467,720	3,890,272

End of the period	$6,989,225	5,940,009	$2,027,918	2,467,720

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Fidelity-VIP Growth Opportunities Subaccount		Fidelity-VIP Mid Cap Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(1,550)	$(1,446)	$(358,058)	$(356,304)
Net realized capital gains (losses) on investments	5,426	5,091	5,550,386	1,871,926
Net change in unrealized appreciation/depreciation of investments	(752)	6,411	(2,807,987)	1,787,880

Increase (decrease) in net assets from operations	3,124	10,056	2,384,341	3,303,502
Contract transactions
Net contract purchase payments	—	125	1,122,890	1,691,112
Transfer payments from (to) other subaccounts or general account	2,009	(44,537)	(836,520)	276,000
Contract terminations, withdrawals, and other deductions	(17,712)	(9,403)	(2,564,048)	(1,878,332)
Contract maintenance charges	(643)	(685)	(67,192)	(63,352)

Increase (decrease) in net assets from contract transactions	(16,346)	(54,500)	(2,344,870)	25,428

Net increase (decrease) in net assets	(13,222)	(44,444)	39,471	3,328,930
Net assets:
Beginning of the period	154,130	198,574	24,053,139	20,724,209

End of the period	$140,908	154,130	$24,092,610	24,053,139

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Fidelity-VIP Value Strategies Subaccount
	2006	2005
Operations
Net investment income (loss)	$(113,196)	$(136,537)
Net realized capital gains (losses) on investments	2,165,217	1,005,636
Net change in unrealized appreciation/depreciation of investments	(892,485)	(835,827)

Increase (decrease) in net assets from operations	1,159,536	33,272
Contract transactions
Net contract purchase payments	461,136	833,075
Transfer payments from (to) other subaccounts or general account	(181,154)	(593,833)
Contract terminations, withdrawals, and other deductions	(893,002)	(513,530)
Contract maintenance charges	(34,169)	(32,288)

Increase (decrease) in net assets from contract transactions	(647,189)	(306,576)

Net increase (decrease) in net assets	512,347	(273,304)
Net assets:
Beginning of the period	8,568,425	8,841,729

End of the period	$9,080,772	8,568,425

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account B – Transamerica Freedom Variable Annuity (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these specific investment subaccounts is available to contract owners of the Transamerica Freedom Variable Annuity, the Transamerica Landmark Variable Annuity, and the Transamerica Landmark ML Variable Annuity, issued by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Transamerica Freedom Variable Annuity only. The remaining subaccounts (not included herein) are available to the contract owners of the Transamerica Landmark ML Variable Annuity. Activity in all but one of these specific subaccounts is available to contract owners. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class (“PAM”) (formerly known as Transamerica U.S. Government Securities-Safe Fund-Service Class) was added to the Fund portfolio only to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

AEGON/Transamerica Series Trust Fund, Inc.:

Asset Allocation-Conservative Portfolio

Asset Allocation-Growth Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

International Moderate Growth Fund

MFS International Equity

American Century Large Company Value

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Clarion Global Real Estate Securities

Transamerica Small/Mid Cap Value

Transamerica Science and Technology

Jennison Growth

J.P. Morgan Enhanced Index

Marsico Growth

BlackRock Large Cap Value

MFS High Yield

PIMCO Total Return

Legg Mason Partners All Cap

Templeton Transamerica Global

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Transamerica U.S. Government Securities-PAM

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Van Kampen Mid-Cap Growth

AIM Variable Insurance Funds-Series II Shares:

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

AllianceBernstein Variable Products Series Fund, Inc.-Class B:

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

Janus Aspen Series - Service Shares:

Janus Aspen-Mid Cap Growth Portfolio

Janus Aspen-Mid Cap Value Portfolio

Janus Aspen-Worldwide Growth Portfolio

MFS® Variable Insurance TrustSM - Service Class

MFS New Discovery Series

MFS Total Return Series

Fidelity Variable Insurance Products Fund (VIP)-Service Class 2:

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Portfolio

Fidelity-VIP Growth Opportunities Portfolio

Fidelity-VIP Mid Cap Portfolio

Fidelity-VIP Value Strategies Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Asset Allocation-Growth	May 1, 2002
Asset Allocation-Conservative	May 1, 2002
Asset Allocation-Moderate	May 1, 2002
Asset Allocation-Moderate Growth	May 1, 2002
Clarion Real Estate Securities	May 1, 2002
Transamerica Balanced	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
MFS New Discovery Series	May 1, 2002
MFS Total Return Series	May 1, 2002
Fidelity-VIP Value Strategies	May 1, 2002
Transamerica Money Market	May 1, 2003
Janus Aspen-Mid Cap Value	May 1, 2003
Transamerica U.S. Government Securities-PAM	November 3, 2003
International Moderate Growth	May 1, 2006

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly
Transamerica Equity	Great Companies - America SM
Transamerica Equity	Janus Growth

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly
MFS International Equity	American Century International
Transamerica Science and Technology	Great Companies - Technology SM
BlackRock Large Cap Value	Mercury Large Cap Value
Legg Mason Partners All Cap	Salomon All Cap
Templeton Transamerica Global	Templeton Great Companies Global

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Marsico Growth	May 1, 2002
Fidelity-VIP Growth Opportunities	May 1, 2002
Janus Aspen-Mid Cap Value	May 1, 2002
Transamerica Small/Mid Cap Value	July 1, 2002

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Marsico subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

Investments

Net purchase payments received by the Mutual Fund Account for The Freedom Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2006.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Trust Fund, Inc.:
Asset Allocation-Conservative Portfolio-Initial Class	$3,916,049	$4,391,035
Asset Allocation-Conservative Portfolio-Service Class	12,298,943	4,375,288
Asset Allocation-Growth Portfolio-Initial Class	8,121,146	6,215,599
Asset Allocation-Growth Portfolio-Service Class	12,857,823	3,899,311
Asset Allocation-Moderate Portfolio-Initial Class	5,914,773	6,499,691
Asset Allocation-Moderate Portfolio-Service Class	26,306,977	6,129,080
Asset Allocation-Moderate Growth Portfolio-Initial Class	10,943,537	10,922,390
Asset Allocation-Moderate Growth Portfolio-Service Class	42,231,241	4,169,400
International Moderate Growth Fund-Service Class	1,657,627	136,305
MFS International Equity-Initial Class	1,480,668	1,087,749
MFS International Equity-Service Class	1,511,919	1,304,239
American Century Large Company Value-Initial Class	750,037	481,918
American Century Large Company Value-Service Class	849,869	143,017
Capital Guardian Global-Initial Class	8,322,063	3,184,323
Capital Guardian Global-Service Class	1,238,337	702,366
Capital Guardian U.S. Equity-Initial Class	2,954,186	1,729,165
Capital Guardian U.S. Equity-Service Class	550,862	265,870
Capital Guardian Value-Initial Class	4,328,810	5,764,892
Capital Guardian Value-Service Class	2,144,448	956,360
Clarion Global Real Estate Securities-Initial Class	2,382,460	944,839
Clarion Global Real Estate Securities-Service Class	1,449,121	758,372
Transamerica Small/Mid Cap Value-Initial Class	3,189,111	5,918,502
Transamerica Science and Technology-Initial Class	618,930	452,449
Transamerica Science and Technology-Service Class	45,481	56,391
Jennison Growth-Initial Class	436,193	751,379
Jennison Growth-Service Class	37,147	4,547
J.P. Morgan Enhanced Index-Initial Class	922,611	3,652,065
J.P. Morgan Enhanced Index-Service Class	65,943	1,405,572
Marsico Growth-Initial Class	473,207	1,021,184
Marsico Growth-Service Class	468,053	184,732

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

2.	Investments (continued)

	Purchases	Sales
AEGON/Transamerica Series Trust Fund, Inc.: (continued)
BlackRock Large Cap Value-Initial Class	$1,725,975	$1,323,686
BlackRock Large Cap Value-Sevice Class	223,327	142,167
MFS High Yield-Initial Class	1,122,666	1,450,779
MFS High Yield-Service Class	266,543	121,489
PIMCO Total Return-Initial Class	2,190,790	3,502,401
PIMCO Total Return-Service Class	635,789	481,908
Legg Mason Partners All Cap-Initial Class	2,078,542	2,333,457
Legg Mason Partners All Cap-Service Class	840,918	210,760
Templeton Transamerica Global-Initial Class	476,215	368,610
Templeton Transamerica Global-Service Class	158,322	254,746
Transamerica Balanced-Initial Class	109,553	231,403
Transamerica Balanced-Service Class	175,351	99,104
Transamerica Convertible Securities-Initial Class	580,830	250,163
Transamerica Convertible Securities-Service Class	562,127	351,254
Transamerica Equity-Initial Class	24,175,075	2,780,135
Transamerica Equity-Service Class	841,091	1,353,516
Transamerica Growth Opportunities-Initial Class	522,458	1,019,352
Transamerica Growth Opportunities-Service Class	366,456	1,542,313
Transamerica Money Market-Initial Class	12,281,418	11,235,992
Transamerica Money Market-Service Class	18,850,799	16,381,869
Transamerica U.S. Government Securities-Initial Class	1,006,071	2,195,433
Transamerica U.S. Government Securities-Service Class	319,152	379,426
Transamerica U.S. Government Securities-PAM-Service Class	255,582	258,198
T. Rowe Price Equity Income-Initial Class	5,820,458	7,451,470
T. Rowe Price Equity Income-Service Class	1,272,285	416,376
T. Rowe Price Growth Stock-Initial Class	1,716,697	4,809,336
T. Rowe Price Growth Stock-Service Class	449,486	302,518
T. Rowe Price Small Cap-Initial Class	1,677,090	1,918,315
T. Rowe Price Small Cap-Service Class	1,588,116	1,157,637
Van Kampen Active International Allocation-Initial Class	2,563,254	3,293,741
Van Kampen Active International Allocation-Service Class	1,737,945	894,145
Van Kampen Large Cap Core-Initial Class	2,027,419	4,735,685
Van Kampen Large Cap Core-Service Class	39,807	95,885
Van Kampen Mid-Cap Growth-Initial Class	46,828	288,254
Van Kampen Mid-Cap Growth-Service Class	42,056	18,494

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

2.	Investments (continued)

	Purchases	Sales
AIM Variable Insurance Funds-Series II Shares:
AIM V.I. Basic Value Fund-Series II	$816,536	$1,081,264
AIM V.I. Capital Appreciation Fund-Series II	109,497	52,745
AllianceBernstein Variable Products Series Fund, Inc.-Class B:
AllianceBernstein Growth & Income Portfolio-Class B	628,569	1,079,425
AllianceBernstein Large Cap Growth Portfolio-Class B	451,567	426,961
Janus Aspen Series - Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares	322,901	526,812
Janus Aspen-Mid Cap Value Portfolio-Service Shares	51,871	211,828
Janus Aspen-Worldwide Growth Portfolio-Service Shares	229,118	308,629
MFS® Variable Insurance TrustSM-Service Class:
MFS New Discovery Series-Service Class	239,252	197,883
MFS Total Return Series-Service Class	1,039,042	2,059,080
Fidelity Variable Insurance Products Fund (VIP)-Service Class 2:
Fidelity-VIP Contrafund® Portfolio-Service Class 2	4,690,373	3,928,675
Fidelity-VIP Equity-Income Portfolio-Service Class 2	2,216,632	1,327,537
Fidelity-VIP Growth Portfolio-Service Class 2	251,774	822,534
Fidelity-VIP Growth Opportunities Portfolio-Service Class 2	12,481	30,377
Fidelity-VIP Mid Cap Portfolio-Service Class 2	5,731,838	5,435,388
Fidelity-VIP Value Strategies Portfolio-Service Class 2	2,548,816	1,877,044

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation- Conservative Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount	International Moderate Growth Subaccount (1)	MFS International Equity Subaccount
Units outstanding at January 1, 2005	15,944,544	16,760,863	32,756,631	33,769,644	—	5,027,645
Units purchased	4,251,292	3,900,112	15,190,840	17,672,198	—	568,020
Units redeemed and transferred	(4,535,395)	151,098	3,182,343	6,616,688	—	(430,510)

Units outstanding at December 31, 2005	15,660,441	20,812,073	51,129,814	58,058,530	—	5,165,155
Units purchased	8,291,034	6,020,260	20,840,751	35,018,902	1,361,826	212,808
Units redeemed and transferred	(2,128,621)	798,550	(5,561,605)	(3,929,594)	224,616	(39,864)

Units outstanding at December 31, 2006	21,822,854	27,630,883	66,408,960	89,147,838	1,586,442	5,338,099

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Units outstanding at January 1, 2005	2,189,673	17,595,898	14,676,537	15,507,203	2,614,541	8,168,651
Units purchased	130,439	961,741	546,015	1,086,550	283,483	67,632
Units redeemed and transferred	(639,379)	(1,988,124)	(423,460)	(1,522,060)	(410,623)	(567,677)

Units outstanding at December 31, 2005	1,680,733	16,569,515	14,799,092	15,071,693	2,487,401	7,668,606
Units purchased	56,865	655,536	315,549	1,576,671	199,034	30,154
Units redeemed and transferred	427,207	(1,891,362)	(75,985)	(144,059)	548,867	372,092

Units outstanding at December 31, 2006	2,164,805	15,333,689	15,038,656	16,504,305	3,235,302	8,070,852

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount
Units outstanding at January 1, 2005	1,662,364	4,477,940	13,108,120	3,017,309	2,222,880	7,032,985
Units purchased	74,531	37,917	210,183	578,356	260,614	133,220
Units redeemed and transferred	(461,526)	(1,247,689)	(2,705,649)	46,195	339,856	(2,026,879)

Units outstanding at December 31, 2005	1,275,369	3,268,168	10,612,654	3,641,860	2,823,350	5,139,326
Units purchased	71,281	104,863	158,940	446,602	184,803	223,993
Units redeemed and transferred	68,231	(696,134)	(2,863,350)	(799,819)	72,337	(777,001)

Units outstanding at December 31, 2006	1,414,881	2,676,897	7,908,244	3,288,643	3,080,490	4,586,318

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Templeton Transamerica Global Subaccount	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2005	14,576,380	12,819,329	3,884,743	762,737	1,903,211	18,563,540
Units purchased	926,956	332,521	210,134	33,682	912,040	964,356
Units redeemed and transferred	(3,508,029)	(1,635,818)	175,962	(91,509)	(375,177)	(2,402,996)

Units outstanding at December 31, 2005	11,995,307	11,516,032	4,270,839	704,910	2,440,074	17,124,900
Units purchased	630,462	455,692	143,831	114,205	403,048	750,091
Units redeemed and transferred	(1,811,396)	(1,594,902)	(125,202)	(148,562)	(29,289)	20,901,162

Units outstanding at December 31, 2006	10,814,373	10,376,822	4,289,468	670,553	2,813,833	38,776,153

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Units outstanding at January 1, 2005	2,583,152	10,229,801	8,418,897	30,609	15,123,803	9,896,535
Units purchased	93,874	7,770,733	336,111	—	633,215	303,121
Units redeemed and transferred	276,273	(7,416,730)	(1,897,728)	(26,933)	(933,892)	(356,928)

Units outstanding at December 31, 2005	2,953,299	10,583,804	6,857,280	3,676	14,823,126	9,842,728
Units purchased	63,139	7,551,477	67,799	2	333,844	181,022
Units redeemed and transferred	(1,082,703)	(4,429,517)	(901,602)	(3,678)	951,849	230,036

Units outstanding at December 31, 2006	1,933,735	13,705,764	6,023,477	—	16,108,819	10,253,786

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Units outstanding at January 1, 2005	8,360,478	11,109,935	10,096,911	2,585,718	1,803,749	222,932
Units purchased	213,765	329,135	52,716	65,357	78,513	30,402
Units redeemed and transferred	(1,409,326)	(830,707)	(1,149,780)	(394,302)	(174,688)	(85,282)

Units outstanding at December 31, 2005	7,164,917	10,608,363	8,999,847	2,256,773	1,707,574	168,052
Units purchased	230,880	459,064	21,990	21,787	50,132	12,120
Units redeemed and transferred	(780,633)	(96,505)	(1,149,271)	(290,912)	(305,049)	37,966

Units outstanding at December 31, 2006	6,615,164	10,970,922	7,872,566	1,987,648	1,452,657	218,138

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen-Mid Cap Growth Subaccount	Janus Aspen-Mid Cap Value Subaccount	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount(1)
Units outstanding at January 1, 2005	3,662,702	1,310,310	2,401,702	370,460	2,680,998	700,857
Units purchased	242,008	126,139	100,223	14,438	79,375	88,535
Units redeemed and transferred	(449,875)	(50,086)	(693,878)	(49,023)	(368,055)	(356,653)

Units outstanding at December 31, 2005	3,454,835	1,386,363	1,808,047	335,875	2,392,318	432,739
Units purchased	109,250	72,902	2,564	1,175	55,789	43,265
Units redeemed and transferred	(659,649)	(91,876)	(347,211)	(140,923)	(227,457)	(11,831)

Units outstanding at December 31, 2006	2,904,436	1,367,389	1,463,400	196,127	2,220,650	464,173

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount
Units outstanding at January 1, 2005	8,906,773	14,171,777	5,524,913	4,876,192	271,582	13,254,388
Units purchased	366,832	1,102,179	106,511	272,920	175	1,061,906
Units redeemed and transferred	(750,120)	1,418,846	(720,261)	(2,224,174)	(74,698)	(1,080,769)

Units outstanding at December 31, 2005	8,523,485	16,692,802	4,911,163	2,924,938	197,059	13,235,525
Units purchased	145,545	796,704	52,797	101,449	—	701,933
Units redeemed and transferred	(1,296,377)	(1,429,094)	(99,290)	(748,006)	(22,925)	(1,765,788)

Units outstanding at December 31, 2006	7,372,653	16,060,412	4,864,670	2,278,381	174,134	12,171,670

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

Fidelity-VIP Value Strategies Subaccount
Units outstanding at January 1, 2005	6,690,021
Units purchased	637,223
Units redeemed and transferred	(937,160)

Units outstanding at December 31, 2005	6,390,084
Units purchased	353,732
Units redeemed and transferred	(805,728)

Units outstanding at December 31, 2006	5,938,088

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation-Conservative
	12/31/2006		21,822,854	$1.20	to	$1.03	$27,172,477	3.40%	1.40%	to	2.20%	7.94%	to	2.89%
	12/31/2005		15,660,441	1.11	to	1.27	19,473,438	2.57	1.40	to	2.15	3.73	to	2.80
	12/31/2004		15,944,544	1.07	to	1.23	18,894,538	0.25	1.40	to	2.15	7.17	to	7.14
	12/31/2003		7,992,346	1.09	to	1.15	8,705,871	0.10	1.50	to	2.15	21.10	to	15.23
	12/31/2002	(1)	4,671,932	0.90	to	0.90	4,185,345	0.00	1.50	to	1.65	(10.36)	to	(10.45)
Asset Allocation-Growth
	12/31/2006		27,630,883	1.40	to	1.04	42,194,354	0.82	1.40	to	2.20	14.03	to	4.32
	12/31/2005		20,812,073	1.22	to	1.52	28,994,025	0.44	1.40	to	2.15	10.69	to	9.57
	12/31/2004		16,760,863	1.11	to	1.38	20,876,959	0.09	1.40	to	2.15	10.65	to	11.50
	12/31/2003		8,999,905	1.04	to	1.24	9,607,955	0.16	1.50	to	2.15	28.87	to	24.20
	12/31/2002	(1)	3,190,939	0.80	to	0.80	2,566,025	0.00	1.50	to	1.65	(19.51)	to	(19.59)
Asset Allocation-Moderate
	12/31/2006		66,408,960	1.26	to	1.04	88,804,391	2.63	1.40	to	2.20	9.94	to	3.51
	12/31/2005		51,129,814	1.15	to	1.34	66,371,871	1.85	1.40	to	2.15	5.96	to	4.88
	12/31/2004		32,756,631	1.08	to	1.28	39,873,574	0.19	1.40	to	2.15	8.31	to	8.78
	12/31/2003		19,418,874	1.07	to	1.17	20,880,409	0.12	1.50	to	2.15	23.02	to	17.41
	12/31/2002	(1)	6,289,355	0.87	to	0.87	5,455,117	0.00	1.50	to	1.65	(13.21)	to	(13.29)
Asset Allocation-Moderate Growth
	12/31/2006		89,147,838	1.34	to	1.04	123,746,499	1.59	1.40	to	2.20	12.27	to	4.00
	12/31/2005		58,058,530	1.20	to	1.43	78,550,787	1.17	1.40	to	2.15	8.40	to	7.40
	12/31/2004		33,769,644	1.10	to	1.33	41,451,502	0.20	1.40	to	2.15	10.27	to	10.77
	12/31/2003		28,648,127	1.05	to	1.20	30,330,754	0.15	1.50	to	2.15	25.29	to	20.11
	12/31/2002	(1)	7,223,371	0.84	to	0.84	6,058,081	0.00	1.50	to	1.65	(16.06)	to	(16.15)
International Moderate Growth
	12/31/2006	(1)	1,586,442	1.03	to	1.03	1,632,020	0.00	1.50	to	2.20	3.08	to	2.61
MFS International Equity
	12/31/2006		5,338,099	1.49	to	1.06	6,973,529	1.35	1.40	to	2.20	21.37	to	5.62
	12/31/2005		5,165,155	1.23	to	1.54	5,582,609	0.74	1.40	to	2.15	11.31	to	10.06
	12/31/2004		5,027,645	1.10	to	1.40	4,732,815	0.00	1.40	to	2.15	10.08	to	11.82
	12/31/2003		3,779,584	0.79	to	1.25	3,057,801	0.00	1.50	to	2.15	23.44	to	25.02
	12/31/2002		1,735,424	0.64	to	0.64	1,107,674	0.23	1.50	to	1.65	(23.17)	to	(23.28)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Century Large Company Value
	12/31/2006		2,164,805	$1.35	to	$1.11	$3,012,088	2.30%	1.40%	to	2.20%	18.03%	to	10.97%
	12/31/2005		1,680,733	1.14	to	1.39	1,906,124	0.64	1.40	to	2.15	2.71	to	1.65
	12/31/2004		2,189,673	1.11	to	1.36	2,516,716	0.90	1.40	to	2.15	11.06	to	11.22
	12/31/2003		1,606,873	0.95	to	1.23	1,523,214	0.31	1.50	to	2.15	26.89	to	22.64
	12/31/2002		1,420,970	0.75	to	0.74	1,057,312	0.03	1.50	to	1.65	(20.58)	to	(20.69)
Capital Guardian Global
	12/31/2006		15,333,689	1.32	to	1.03	24,488,832	2.41	1.40	to	2.20	12.75	to	2.88
	12/31/2005		16,569,515	1.17	to	1.52	23,696,893	0.43	1.40	to	2.15	8.66	to	7.59
	12/31/2004		17,595,898	1.08	to	1.41	23,178,319	0.34	1.40	to	2.15	8.10	to	8.27
	12/31/2003		16,475,306	1.21	to	1.30	19,829,996	0.20	1.50	to	2.15	35.57	to	30.49
	12/31/2002		14,432,262	0.89	to	0.89	12,817,482	0.19	1.50	to	1.65	(20.71)	to	(20.83)
Capital Guardian U.S. Equity
	12/31/2006		15,038,656	1.22	to	1.03	16,083,450	0.55	1.40	to	2.20	8.59	to	2.66
	12/31/2005		14,799,092	1.13	to	1.38	14,573,884	0.54	1.40	to	2.15	4.84	to	3.84
	12/31/2004		14,676,537	1.07	to	1.33	13,684,479	0.27	1.40	to	2.15	7.48	to	7.18
	12/31/2003		15,078,368	0.85	to	1.24	12,865,266	0.16	1.50	to	2.15	34.48	to	24.42
	12/31/2002		12,097,302	0.63	to	0.63	7,613,365	0.39	1.50	to	1.65	(24.93)	to	(25.04)
Capital Guardian Value
	12/31/2006		16,504,305	1.38	to	1.08	38,949,948	1.49	1.40	to	2.20	14.89	to	7.91
	12/31/2005		15,071,693	1.20	to	1.53	37,627,600	0.94	1.40	to	2.15	6.23	to	5.25
	12/31/2004		15,507,203	1.13	to	1.46	37,971,589	1.04	1.40	to	2.15	13.25	to	13.93
	12/31/2003		15,084,663	2.29	to	1.28	33,979,235	0.79	1.50	to	2.15	32.59	to	27.75
	12/31/2002		14,221,228	1.73	to	1.71	24,401,517	4.17	1.50	to	1.65	(21.87)	to	(21.99)
Clarion Global Real Estate Securities
	12/31/2006		3,235,302	2.11	to	1.23	7,950,459	1.35	1.40	to	2.20	40.32	to	23.20
	12/31/2005		2,487,401	1.51	to	1.81	4,506,166	1.66	1.40	to	2.15	11.91	to	10.81
	12/31/2004		2,614,541	1.35	to	1.64	4,253,502	2.08	1.40	to	2.15	34.59	to	29.70
	12/31/2003		1,668,070	1.24	to	1.26	2,073,079	2.48	1.50	to	2.15	33.73	to	26.25
	12/31/2002	(1)	693,025	0.93	to	0.93	643,694	2.80	1.50	to	1.65	(7.05)	to	(7.14)
Transamerica Small/Mid Cap Value
	12/31/2006		8,070,852	1.47	to	4.84	26,776,257	0.87	1.40	to	1.65	16.43	to	16.14
	12/31/2005		7,668,606	1.26	to	4.17	27,433,907	0.42	1.40	to	1.65	12.00	to	11.72
	12/31/2004		8,168,651	1.13	to	3.73	29,517,935	0.00	1.40	to	1.65	12.73	to	14.45
	12/31/2003		9,450,223	3.29	to	3.26	30,848,258	0.00	1.50	to	1.65	88.01	to	87.74
	12/31/2002		11,464,324	1.75	to	1.74	19,932,290	14.94	1.50	to	1.65	(40.36)	to	(40.45)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Science and Technology
	12/31/2006	1,414,881	$1.07	to	$0.97	$1,106,834	0.00%	1.40%	to	2.20%	(0.39)%	to	(3.14)%
	12/31/2005	1,275,369	1.08	to	1.37	1,014,833	0.37	1.40	to	2.15	0.66	to	(0.28)
	12/31/2004	1,662,364	1.07	to	1.37	1,295,203	0.00	1.40	to	2.15	6.80	to	5.29
	12/31/2003	1,037,118	0.70	to	1.30	727,070	0.00	1.50	to	2.15	48.72	to	30.04
	12/31/2002	390,656	0.47	to	0.47	183,782	0.00	1.50	to	1.65	(39.04)	to	(39.13)
Jennison Growth
	12/31/2006	2,676,897	1.22	to	1.00	2,452,803	0.00	1.40	to	2.20	0.56	to	0.26
	12/31/2005	3,268,168	1.21	to	1.42	2,940,255	0.19	1.40	to	2.15	12.22	to	11.14
	12/31/2004	4,477,940	1.08	to	1.28	3,801,995	0.00	1.40	to	2.15	8.13	to	6.57
	12/31/2003	4,616,290	0.75	to	1.20	3,426,864	0.00	1.50	to	2.15	26.87	to	19.85
	12/31/2002	4,828,830	0.59	to	0.58	2,826,188	0.00	1.50	to	1.65	(31.77)	to	(31.87)
J.P. Morgan Enhanced Index
	12/31/2006	7,908,244	1.26	to	1.09	12,890,863	1.02	1.40	to	2.20	13.72	to	8.77
	12/31/2005	10,612,654	1.11	to	1.33	15,224,129	1.21	1.40	to	2.15	2.03	to	1.03
	12/31/2004	13,108,120	1.09	to	1.31	18,574,001	0.75	1.40	to	2.15	8.81	to	8.37
	12/31/2003	13,231,723	1.32	to	1.21	17,281,443	0.53	1.50	to	2.15	27.04	to	21.09
	12/31/2002	14,354,008	1.04	to	1.03	14,777,422	0.39	1.50	to	1.65	(25.71)	to	(25.82)
Marsico Growth
	12/31/2006	3,288,643	1.25	to	1.01	3,639,642	0.07	1.40	to	2.20	3.91	to	0.80
	12/31/2005	3,641,860	1.20	to	1.38	3,701,876	0.04	1.40	to	2.15	7.09	to	5.94
	12/31/2004	3,017,309	1.12	to	1.30	2,677,985	0.00	1.40	to	2.15	11.88	to	9.67
	12/31/2003	2,469,928	0.70	to	1.19	1,822,484	0.00	1.50	to	2.15	24.47	to	18.59
	12/31/2002	2,045,526	0.56	to	0.56	1,151,778	0.09	1.50	to	1.65	(27.08)	to	(27.19)
BlackRock Large Cap Value
	12/31/2006	3,080,490	1.52	to	1.06	5,280,848	0.49	1.40	to	2.20	15.31	to	6.15
	12/31/2005	2,823,350	1.32	to	1.64	4,268,799	0.67	1.40	to	2.15	14.34	to	13.30
	12/31/2004	2,222,880	1.15	to	1.45	2,929,454	0.96	1.40	to	2.15	15.11	to	15.51
	12/31/2003	2,665,988	1.13	to	1.25	3,007,441	0.79	1.50	to	2.15	27.86	to	25.37
	12/31/2002	2,391,978	0.88	to	0.88	2,106,778	2.36	1.50	to	1.65	(15.48)	to	(15.60)
MFS High Yield
	12/31/2006	4,586,318	1.19	to	1.06	5,923,552	9.68	1.40	to	2.20	9.42	to	5.55
	12/31/2005	5,139,326	1.09	to	1.15	6,131,248	7.75	1.40	to	2.15	0.41	to	(0.63)
	12/31/2004	7,032,985	1.09	to	1.16	8,409,952	5.37	1.40	to	2.15	8.66	to	7.19
	12/31/2003	7,722,469	1.12	to	1.08	8,559,063	1.05	1.50	to	2.15	16.00	to	8.08
	12/31/2002	5,409,920	0.96	to	0.96	5,178,655	2.62	1.50	to	1.65	0.56	to	0.42

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
PIMCO Total Return
	12/31/2006		10,814,373	$1.07	to	$1.03	$12,183,813	3.20%	1.40%	to	2.20%	2.78%	to	3.36%
	12/31/2005		11,995,307	1.04	to	1.03	13,261,071	1.78	1.40	to	2.15	0.92	to	(0.11)
	12/31/2004		14,576,380	1.04	to	1.03	16,122,634	1.51	1.40	to	2.15	3.54	to	2.02
	12/31/2003		15,636,212	1.09	to	1.01	16,915,415	1.26	1.50	to	2.15	3.35	to	0.61
	12/31/2002	(1)	13,765,200	1.05	to	1.05	14,461,776	0.00	1.50	to	1.65	5.15	to	5.04
Legg Mason Partners All Cap
	12/31/2006		10,376,822	1.27	to	1.08	13,683,801	1.00	1.40	to	2.20	16.93	to	7.52
	12/31/2005		11,516,032	1.09	to	1.38	13,048,871	0.60	1.40	to	2.15	2.64	to	1.63
	12/31/2004		12,819,329	1.06	to	1.35	14,182,819	0.22	1.40	to	2.15	6.03	to	6.60
	12/31/2003		13,098,067	1.03	to	1.27	13,388,759	0.38	1.50	to	2.15	33.16	to	27.05
	12/31/2002		12,973,025	0.77	to	0.77	9,954,134	1.11	1.50	to	1.65	(25.83)	to	(25.94)
Templeton Transamerica Global
	12/31/2006		4,289,468	1.34	to	1.07	3,239,929	1.27	1.40	to	2.20	17.15	to	7.15
	12/31/2005		4,270,839	1.14	to	1.13	2,774,012	1.04	1.40	to	2.15	5.99	to	4.98
	12/31/2004		3,884,743	1.08	to	1.08	2,246,728	0.00	1.40	to	2.15	7.87	to	7.94
	12/31/2003		1,219,407	0.52	to	0.52	634,808	0.00	1.50	to	1.65	21.43	to	21.25
	12/31/2002		1,562,181	0.43	to	0.43	670,654	2.62	1.50	to	1.65	(27.12)	to	(27.23)
Transamerica Balanced
	12/31/2006		670,553	1.26	to	1.02	864,585	0.97	1.40	to	2.20	7.62	to	2.25
	12/31/2005		704,910	1.17	to	1.25	864,825	1.28	1.40	to	2.15	6.48	to	5.53
	12/31/2004		762,737	1.10	to	1.19	880,854	1.13	1.40	to	2.15	10.14	to	8.54
	12/31/2003		860,226	1.05	to	1.09	906,725	0.24	1.50	to	2.15	12.21	to	9.37
	12/31/2002	(1)	287,484	0.94	to	0.94	269,919	0.00	1.50	to	1.65	(6.04)	to	(6.13)
Transamerica Convertible Securities
	12/31/2006		2,813,833	1.23	to	0.99	3,929,387	1.58	1.40	to	2.20	9.37	to	(1.20)
	12/31/2005		2,440,074	1.12	to	1.29	3,151,938	2.25	1.40	to	2.15	2.45	to	1.37
	12/31/2004		1,903,211	1.10	to	1.27	2,399,729	1.88	1.40	to	2.15	9.67	to	10.61
	12/31/2003		977,135	1.12	to	1.15	1,097,091	0.19	1.50	to	2.15	21.84	to	14.92
	12/31/2002	(1)	150,114	0.92	to	0.92	138,419	0.00	1.50	to	1.65	(7.72)	to	(7.82)
Transamerica Equity
	12/31/2006		38,776,153	1.37	to	1.01	38,680,662	0.00	1.40	to	2.20	7.22	to	0.72
	12/31/2005		17,124,900	1.28	to	1.55	16,000,206	0.37	1.40	to	2.15	14.93	to	13.84
	12/31/2004		18,563,540	1.11	to	1.36	14,833,532	0.00	1.40	to	2.15	11.29	to	13.18
	12/31/2003		15,626,573	0.67	to	1.21	10,466,795	0.00	1.50	to	2.15	29.29	to	20.57
	12/31/2002		15,050,732	0.52	to	0.51	7,740,277	0.00	1.50	to	1.65	(23.39)	to	(23.51)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Growth Opportunities
	12/31/2006		1,933,735	$1.27	to	$0.96	$3,140,097	0.18%	1.40%	to	2.20%	3.65%	to	(4.40)%
	12/31/2005		2,953,299	1.22	to	1.61	4,712,738	0.00	1.40	to	2.15	14.63	to	13.50
	12/31/2004		2,583,152	1.07	to	1.42	3,576,577	0.00	1.40	to	2.15	6.73	to	14.05
	12/31/2003		831,293	1.21	to	1.25	1,003,480	0.00	1.50	to	2.15	29.28	to	24.63
	12/31/2002		803,561	0.93	to	0.93	749,516	0.00	1.50	to	1.65	(15.58)	to	(15.70)
Transamerica Money Market
	12/31/2006		13,705,764	1.05	to	1.02	16,369,849	4.70	1.40	to	2.20	3.29	to	1.64
	12/31/2005		10,583,804	1.01	to	0.98	12,855,472	2.84	1.40	to	2.15	1.47	to	0.47
	12/31/2004		10,229,801	1.00	to	0.98	12,395,196	0.93	1.40	to	2.15	(0.15)	to	(1.37)
	12/31/2003	(1)	14,902,755	1.27	to	0.99	18,599,509	0.55	1.50	to	2.15	26.89	to	(1.09)
Transamerica U.S. Government Securities
	12/31/2006		6,023,477	1.06	to	1.03	8,547,403	3.62	1.40	to	2.20	1.85	to	3.45
	12/31/2005		6,857,280	1.04	to	1.00	9,858,129	3.90	1.40	to	2.15	0.82	to	(0.16)
	12/31/2004		8,418,897	1.03	to	1.00	12,259,024	3.36	1.40	to	2.15	2.85	to	0.73
	12/31/2003		11,856,817	1.48	to	0.99	17,080,645	2.00	1.50	to	2.15	1.43	to	(0.82)
	12/31/2002		13,608,730	1.46	to	1.45	19,718,760	2.17	1.50	to	1.65	4.25	to	4.10
Transamerica U.S. Government Securities-PAM
	12/31/2006		—	1.05	to	1.02	—	13.91	1.40	to	1.85	1.64	to	1.19
	12/31/2005		3,676	1.03	to	1.01	3,696	0.00	1.40	to	1.85	0.58	to	0.13
	12/31/2004		30,609	1.03	to	1.00	30,833	9.21	1.40	to	1.85	2.61	to	1.03
	12/31/2003	(1)	—	1.01	to	1.00	—	0.00	1.50	to	1.85	1.04	to	(0.49)
T. Rowe Price Equity Income
	12/31/2006		16,108,819	1.34	to	1.09	39,634,412	1.84	1.40	to	2.20	17.32	to	9.37
	12/31/2005		14,823,126	1.14	to	1.38	38,625,275	1.78	1.40	to	2.15	2.68	to	1.63
	12/31/2004		15,123,803	1.11	to	1.36	41,152,381	1.27	1.40	to	2.15	11.24	to	12.15
	12/31/2003		15,774,953	2.47	to	1.21	38,649,463	0.71	1.50	to	2.15	23.73	to	21.16
	12/31/2002		16,128,215	2.00	to	1.98	32,019,409	1.15	1.50	to	1.65	(14.10)	to	(14.23)
T. Rowe Price Growth Stock
	12/31/2006		10,253,786	1.27	to	1.07	23,720,949	0.22	1.40	to	2.20	11.82	to	7.31
	12/31/2005		9,842,728	1.13	to	1.34	24,713,849	0.50	1.40	to	2.15	4.70	to	3.67
	12/31/2004		9,896,535	1.08	to	1.29	27,041,748	0.14	1.40	to	2.15	8.09	to	7.25
	12/31/2003		10,163,039	2.64	to	1.21	26,453,258	0.06	1.50	to	2.15	28.83	to	20.71
	12/31/2002		10,614,831	2.05	to	2.03	21,565,409	0.04	1.50	to	1.65	(23.96)	to	(24.07)
T. Rowe Price Small Cap
	12/31/2006		6,615,164	1.18	to	0.94	6,595,796	0.00	1.40	to	2.20	2.16	to	(5.69)
	12/31/2005		7,164,917	1.15	to	1.55	6,870,448	0.00	1.40	to	2.15	9.09	to	8.08
	12/31/2004		8,360,478	1.05	to	1.43	7,164,952	0.00	1.40	to	2.15	5.49	to	7.79
	12/31/2003		8,890,630	0.75	to	1.33	6,743,887	0.00	1.50	to	2.15	38.33	to	32.68
	12/31/2002		4,954,660	0.54	to	0.54	2,686,465	0.00	1.50	to	1.65	(28.42)	to	(28.53)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Van Kampen Active International Allocation
	12/31/2006		10,970,922	$1.54	to	$1.05	$18,834,931	0.31%	1.40%	to	2.20%	21.81%	to	5.32%
	12/31/2005		10,608,363	1.27	to	1.65	15,268,977	3.39	1.40	to	2.15	12.22	to	11.23
	12/31/2004		11,109,935	1.13	to	1.48	14,360,666	2.24	1.40	to	2.15	12.94	to	13.27
	12/31/2003		11,216,512	1.14	to	1.31	12,652,224	1.00	1.50	to	2.15	30.85	to	30.79
	12/31/2002		12,154,379	0.87	to	0.86	10,478,288	0.18	1.50	to	1.65	(18.20)	to	(18.32)
Van Kampen Large Cap Core
	12/31/2006		7,872,566	1.30	to	1.06	17,124,879	0.93	1.40	to	2.20	8.81	to	5.74
	12/31/2005		8,999,847	1.19	to	1.35	19,317,956	1.36	1.40	to	2.15	7.91	to	6.83
	12/31/2004		10,096,911	1.10	to	1.26	21,247,604	1.66	1.40	to	2.15	10.49	to	10.15
	12/31/2003		11,018,141	1.97	to	1.15	21,485,802	1.90	1.50	to	2.15	19.29	to	14.59
	12/31/2002		12,912,490	1.65	to	1.64	21,151,790	2.13	1.50	to	1.65	(17.62)	to	(17.74)
Van Kampen Mid-Cap Growth
	12/31/2006		1,987,648	1.23	to	0.99	1,745,200	0.00	1.40	to	2.20	8.39	to	(1.01)
	12/31/2005		2,256,773	1.13	to	1.30	1,805,704	0.07	1.40	to	2.15	6.07	to	5.06
	12/31/2004		2,585,718	1.07	to	1.24	1,927,424	0.00	1.40	to	2.15	6.93	to	4.66
	12/31/2003		3,334,708	0.67	to	1.18	2,244,090	0.00	1.50	to	2.15	26.26	to	18.46
	12/31/2002		2,511,276	0.53	to	0.53	1,331,120	0.09	1.50	to	1.65	(34.05)	to	(34.15)
AIM V.I. Basic Value
	12/31/2006		1,452,657	1.23	to	1.06	1,874,988	0.12	1.40	to	2.20	11.39	to	5.80
	12/31/2005		1,707,574	1.11	to	1.44	1,978,473	0.00	1.40	to	2.15	3.98	to	3.22
	12/31/2004		1,803,749	1.06	to	1.39	1,996,901	0.00	1.40	to	2.15	6.32	to	8.50
	12/31/2003		1,770,626	1.00	to	1.29	1,766,526	0.00	1.50	to	2.15	31.33	to	28.51
	12/31/2002	(1)	1,274,813	0.76	to	0.76	965,299	0.00	1.50	to	1.65	(24.22)	to	(24.30)
AIM V.I. Capital Appreciation
	12/31/2006		218,138	1.20	to	0.98	256,489	0.00	1.40	to	2.20	4.60	to	(1.77)
	12/31/2005		168,052	1.14	to	1.35	190,183	0.00	1.40	to	2.15	7.08	to	6.30
	12/31/2004		222,932	1.07	to	1.27	236,659	0.00	1.40	to	2.15	6.72	to	4.09
	12/31/2003		230,968	1.01	to	1.22	232,637	0.00	1.50	to	2.15	27.27	to	22.00
	12/31/2002	(1)	101,588	0.79	to	0.79	80,490	0.00	1.50	to	1.65	(20.70)	to	(20.78)
AllianceBernstein Growth & Income
	12/31/2006		2,904,436	1.28	to	1.10	3,581,704	1.13	1.40	to	2.20	15.37	to	10.21
	12/31/2005		3,454,835	1.11	to	1.37	3,687,083	1.31	1.40	to	2.15	3.16	to	2.40
	12/31/2004		3,662,702	1.08	to	1.33	3,798,584	0.73	1.40	to	2.15	7.57	to	8.88
	12/31/2003		3,933,377	0.92	to	1.22	3,652,991	0.90	1.50	to	2.15	30.23	to	22.45
	12/31/2002		3,974,952	0.71	to	0.71	2,811,036	0.59	1.50	to	1.65	(23.42)	to	(23.53)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Large Cap Growth
	12/31/2006		1,367,389	$1.20	to	$0.99	$1,245,228	0.00%	1.40%	to	2.20%	(2.01)%	to	(1.36)%
	12/31/2005		1,386,363	1.22	to	1.37	1,266,990	0.00	1.40	to	2.15	13.26	to	12.43
	12/31/2004		1,310,310	1.08	to	1.21	1,012,222	0.00	1.40	to	2.15	8.06	to	6.06
	12/31/2003		1,408,941	0.71	to	1.14	1,017,649	0.00	1.50	to	2.15	21.54	to	14.48
	12/31/2002		1,267,387	0.58	to	0.58	736,702	0.00	1.50	to	1.65	(31.86)	to	(31.97)
Janus Aspen-Mid Cap Growth
	12/31/2006		1,463,400	1.42	to	1.05	1,077,286	0.00	1.40	to	2.20	11.75	to	4.51
	12/31/2005		1,808,047	1.27	to	1.62	1,149,306	0.00	1.40	to	2.15	10.49	to	9.68
	12/31/2004		2,401,702	1.15	to	1.48	1,263,197	0.00	1.40	to	2.15	14.85	to	17.93
	12/31/2003		2,639,935	0.41	to	1.25	1,094,642	0.00	1.50	to	2.15	32.78	to	25.10
	12/31/2002		3,399,454	0.31	to	0.31	1,054,613	0.00	1.50	to	1.65	(29.18)	to	(29.29)
Janus Aspen-Mid Cap Value
	12/31/2006		196,127	1.38	to	1.34	262,510	0.88	1.40	to	1.65	13.48	to	13.20
	12/31/2005		335,875	1.21	to	1.18	397,623	0.66	1.40	to	1.65	8.49	to	8.22
	12/31/2004		370,460	1.12	to	1.09	405,008	3.23	1.40	to	1.65	11.95	to	15.88
	12/31/2003	(1)	397,799	0.95	to	0.94	375,078	0.12	1.50	to	1.65	39.13	to	38.92
Janus Aspen-Worldwide Growth
	12/31/2006		2,220,650	1.24	to	1.10	1,809,999	1.63	1.40	to	2.20	16.31	to	10.36
	12/31/2005		2,392,318	1.07	to	1.31	1,645,281	1.20	1.40	to	2.15	4.11	to	3.35
	12/31/2004		2,680,998	1.03	to	1.26	1,764,524	0.77	1.40	to	2.15	2.77	to	2.32
	12/31/2003		5,995,309	0.60	to	1.23	3,602,626	0.85	1.50	to	2.15	21.86	to	23.47
	12/31/2002		7,330,257	0.50	to	0.49	3,620,504	0.69	1.50	to	1.65	(26.81)	to	(26.91)
MFS New Discovery
	12/31/2006		464,173	1.20	to	1.00	599,994	0.00	1.40	to	2.20	11.37	to	0.38
	12/31/2005		432,739	1.08	to	1.36	509,942	0.00	1.40	to	2.15	3.59	to	2.83
	12/31/2004		700,857	1.04	to	1.32	753,259	0.00	1.40	to	2.15	4.18	to	3.97
	12/31/2003		375,210	0.98	to	1.27	384,476	0.00	1.50	to	2.15	31.46	to	26.79
	12/31/2002	(1)	98,677	0.75	to	0.75	73,634	0.00	1.50	to	1.65	(25.31)	to	(25.39)
MFS Total Return
	12/31/2006		7,372,653	1.21	to	1.07	9,367,919	2.20	1.40	to	2.20	10.09	to	6.64
	12/31/2005		8,523,485	1.10	to	1.22	9,856,968	1.86	1.40	to	2.15	1.18	to	0.44
	12/31/2004		8,906,773	1.09	to	1.22	10,202,950	1.46	1.40	to	2.15	8.54	to	8.68
	12/31/2003		6,402,216	1.05	to	1.12	6,705,508	1.65	1.50	to	2.15	14.29	to	11.95
	12/31/2002	(1)	3,096,184	0.92	to	0.92	2,837,993	0.00	1.50	to	1.65	(8.25)	to	(8.35)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Contrafund®
	12/31/2006	16,060,412	$1.39	to	$1.02	$20,760,651	0.98%	1.40%	to	2.20%	9.90%	to	2.39%
	12/31/2005	16,692,802	1.27	to	1.59	19,708,464	0.12	1.40	to	2.15	15.04	to	14.20
	12/31/2004	14,171,777	1.10	to	1.39	14,468,849	0.20	1.40	to	2.15	10.26	to	12.73
	12/31/2003	13,581,661	0.89	to	1.23	12,119,990	0.27	1.50	to	2.15	26.30	to	23.40
	12/31/2002	10,359,082	0.71	to	0.71	7,310,860	0.41	1.50	to	1.65	(10.94)	to	(11.07)
Fidelity-VIP Equity-Income
	12/31/2006	4,864,670	1.34	to	1.10	6,989,225	3.09	1.40	to	2.20	18.28	to	9.82
	12/31/2005	4,911,163	1.13	to	1.41	5,940,009	1.50	1.40	to	2.15	4.12	to	3.35
	12/31/2004	5,524,913	1.09	to	1.36	6,412,536	1.38	1.40	to	2.15	8.70	to	8.89
	12/31/2003	5,151,408	1.06	to	1.25	5,444,907	1.56	1.50	to	2.15	28.11	to	25.27
	12/31/2002	4,522,657	0.83	to	0.82	3,722,786	1.13	1.50	to	1.65	(18.38)	to	(18.50)
Fidelity-VIP Growth
	12/31/2006	2,278,381	1.13	to	1.01	2,027,918	0.18	1.40	to	2.20	5.10	to	0.73
	12/31/2005	2,924,938	1.07	to	1.29	2,467,720	0.33	1.40	to	2.15	4.05	to	3.29
	12/31/2004	4,876,192	1.03	to	1.25	3,890,272	0.13	1.40	to	2.15	3.09	to	0.95
	12/31/2003	5,046,603	0.78	to	1.24	3,916,018	0.11	1.50	to	2.15	30.58	to	23.97
	12/31/2002	4,587,396	0.60	to	0.59	2,725,902	0.05	1.50	to	1.65	(31.33)	to	(31.43)
Fidelity-VIP Growth Opportunities
	12/31/2006	174,134	1.18	to	0.81	140,908	0.48	1.40	to	1.65	3.67	to	3.42
	12/31/2005	197,059	1.14	to	0.78	154,130	0.70	1.40	to	1.65	7.18	to	6.92
	12/31/2004	271,582	1.06	to	0.73	198,574	0.36	1.40	to	1.65	6.49	to	5.15
	12/31/2003	346,605	0.70	to	0.69	240,910	0.55	1.50	to	1.65	27.49	to	27.31
	12/31/2002	446,626	0.55	to	0.55	243,775	0.83	1.50	to	1.65	(23.16)	to	(23.27)
Fidelity-VIP Mid Cap
	12/31/2006	12,171,670	1.55	to	0.98	24,092,610	0.18	1.40	to	2.20	10.86	to	(2.12)
	12/31/2005	13,235,525	1.40	to	1.96	24,053,139	0.00	1.40	to	2.15	16.39	to	15.54
	12/31/2004	13,254,388	1.20	to	1.69	20,724,209	0.00	1.40	to	2.15	20.11	to	22.03
	12/31/2003	13,392,114	1.28	to	1.39	17,057,847	0.24	1.50	to	2.15	36.21	to	38.69
	12/31/2002	12,229,296	0.94	to	0.93	11,436,513	0.46	1.50	to	1.65	(11.36)	to	(11.49)
Fidelity-VIP Value Strategies
	12/31/2006	5,938,088	1.29	to	1.06	9,080,772	0.35	1.40	to	2.20	14.41	to	5.70
	12/31/2005	6,390,084	1.12	to	1.64	8,568,425	0.00	1.40	to	2.15	1.02	to	0.28
	12/31/2004	6,690,021	1.11	to	1.64	8,841,729	0.00	1.40	to	2.15	11.29	to	11.44
	12/31/2003	5,957,640	1.16	to	1.47	6,949,639	0.00	1.50	to	2.15	55.04	to	47.19
	12/31/2002	3,142,805	0.75	to	0.75	2,349,300	0.00	1.50	to	1.65	(25.18)	to	(25.25)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.40%	May 1, 2004
1.85%	May 1, 2003
2.15%	May 1, 2003

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest:

Subaccount	2004 Total Return Range
Asset Allocation-Growth	10.65%	to	12.49%
Asset Allocation-Conservative	7.14%	to	8.09%
Asset Allocation-Moderate	8.31%	to	9.74%
Asset Allocation-Moderate Growth	10.27%	to	11.86%
American Century Large Company Value	11.06%	to	12.23%
American Century International	10.08%	to	12.65%
Capital Guardian Global	8.10%	to	9.24%
Capital Guardian U.S. Equity	7.18%	to	8.14%
Capital Guardian Value	13.25%	to	14.98%
Transamerica Small/Mid Cap Value	12.73%	to	14.62%
Templeton Great Companies Global	7.29%	to	8.30%
Janus Growth (A/T)	11.52%	to	13.82%

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	2004 Total Return Range
J.P. Morgan Enhanced Index	8.37%	to	9.37%
Mercury Large Cap Value	15.11%	to	16.59%
Salomon All Cap	6.03%	to	7.52%
Transamerica Convertible Securities	9.67%	to	11.50%
Transamerica Equity	11.29%	to	14.09%
Transamerica Growth Opportunities	6.73%	to	14.90%
T. Rowe Price Equity Income	11.24%	to	13.11%
T. Rowe Price Growth Stock	7.25%	to	8.23%
T. Rowe Price Small Cap	5.49%	to	8.73%
Van Kampen Active International Allocation	12.94%	to	14.32%
Van Kampen Large Cap Core	10.15%	to	11.08%
AIM V.I. Basic Value	6.32%	to	9.20%
AllianceBernstein Growth & Income	7.57%	to	9.57%
Janus Aspen-Mid Cap Growth	14.85%	to	18.69%
Janus Aspen-Mid Cap Value	11.95%	to	16.05%
Janus Aspen-Worldwide Growth	2.32%	to	2.98%
MFS New Discovery	3.97%	to	4.64%
MFS Total Return	8.54%	to	9.38%
Fidelity-VIP Contrafund®	10.26%	to	13.45%
Fidelity-VIP Equity-Income	8.70%	to	9.58%
Fidelity-VIP Mid Cap	20.11%	to	22.81%
Fidelity-VIP Value Strategies	11.29%	to	12.15%

Subaccount	2003 Total Return Range
American Century International	23.26%	to	25.44%
Capital Guardian Global	35.37%	to	30.49%
Fidelity-VIP Mid Cap	36.01%	to	38.96%
Janus Aspen-Worldwide Growth	21.67%	to	23.71%

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2006

5.	Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owners’ account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owners’ account for administrative expenses. In addition, during the first ten policy years Transamerica Life deducts a daily distribution financing charge equal to an annual rate of .25% of the value of the contract owners’ account.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. An annual charge of 1.40% to 2.20% (depending on the death benefit selected) is assessed.

6.	Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long a earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits: The following exhibits are filed herewith:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 11.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 6.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Separate Account and AFSG Securities Corporation. Note 13.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as, MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 15.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(a)	(4)	Form of Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 42.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation, and the Broker/Dealer. Note 13.

(4)	(a)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 7.

	(b)		Amended pages to Form of Policy for Endeavor Platinum Variable Annuity. Note 8.

	(c)		Form of Policy Endorsement (Death Benefits). Note 10.

	(d)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 12.

	(e)		Form of Policy Endorsement (Nursing Care). Note 12.

	(f)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 13.

	(g)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 13.

	(h)		Form of Policy Rider (GMIB). Note 15.

	(i)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(j)		Form of Policy Rider (Managed Annuity Program). Note 26.

	(k)		Form of Policy Rider (MAP II). Note 31.

	(l)		Form of Policy Rider (GPS). Note 37.

	(m)		Form of Policy Rider (5 For life). Note 37.

	(n)		Form of Policy Rider (ADD+). Note 37.

	(o)		Form of Policy Rider (New GMWB). Note 39.

	(p)		Form of Policy Rider (5 for Life - Growth - without Death Benefit). Note 40.

	(q)		Form of Policy Rider (5 for Life - Growth - with Death Benefit). Note 40.

	(r)		Form of Rider (Income Select for Life). Note 41.

(5)	(a)		Form of Application for the Endeavor Platinum Variable Annuity. Note 12.

	(b)		Form of Application for the Endeavor Platinum Variable Annuity. Note 13.

	(c)		Form of Application for the Endeavor Platinum Variable Annuity. Note 15.

	(d)		Form of Application for the Transamerica Freedom Variable Annuity (formerly Endeavor Platinum Variable Annuity) Note 24.

	(e)		Form of Application for Transamerica Freedom. Note 32.

	(f)		Form of Application. Note 33

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 2.

	(b)		ByLaws of PFL Life Insurance Company. Note 2.

(7)			Reinsurance Agreement Note 36.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.

			Note 3.

	(b)		Participation Agreement by and between PFL Life Insurance Company and the WRL Growth Portfolio of WRL Series Fund, Inc. Note 4.

(8)	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 34.

(8)	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 36.

(8)	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 37.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 3.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 4.

	(e)		Second Amendment to Administrative Services Agreement. Note 5.

	(f)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 12.

(8)	(f)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17.

(8)	(f)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavour Series Trust. Note 22.

	(f)	(3)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 30.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20.

(8)	(g)	(1)	Termination of Participation Agreement (Transamerica). Note 26.

(8)	(g)	(2)	Participation Agreement (Transamerica). Note 26.

(8)	(g)	(3)	Addendum to Participation Agreement

			(Transamerica). Note 26.

	(h)

Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18.

	(h)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(h)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24.

	(h)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(5)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19.

	(i)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(i)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

(8)	(j)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21.

(8)	(j)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22.

(8)	(k)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(k)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26.

(8)	(l)		Participation Agreement by and among AIM Variable

Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(l)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 30.

(8)	(m)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(m)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(m)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 30.

(8)	(n)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 39

(8)	(o)		Form of Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 42.

(9)	(a)		Opinion and Consent of Counsel. Note 42.

(9)	(b)		Consent of Counsel. Note 42.

(10)	(a)		Consent of Independent Registered Public Accounting Firm. Note 41.

	(b)		Opinion and Consent of Actuary. Note 39.

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Performance Data Calculations. Note 39.

(14)

Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 7 (Craig D. Vermie) Note 11 (Brenda K. Clancy) Note 12 (Larry N. Norman) Note 15. (Bart Herbert, Jr.) Note 24. (Christopher H. Garrett, Arthur C. Schneider) Note 32. (Ronald L. Ziegler) Note 35. (James A. Beardsworth) Note 38. (Brenda K. Clancy, Larry N. Norman, Arthur C. Schneider, Craig D. Vermie, Ronald L. Ziegler, James A. Beardsworth, and Eric J. Martin). Note 42.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-56908, 811-06032) on January 8, 1993.
Note 2.	Filed with the initial filing of Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 3.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 4.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 5.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) on May 1, 1992.
Note 6.	Filed with Post-Effective Amendment No. 5 to Form

N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 7.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-56908) on December 6, 1993.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on February 28, 1994.
Note 9.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1994.
Note 10.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 1995.
Note 11.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-56908) on April 24, 1996.
Note 12.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1997.
Note 13.	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 33-56908) on February 27, 1998.
Note 14.	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1998.
Note 15.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on September 28, 1998.
Note 16.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.
Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No, 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-56908) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2002.
Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 32.	Filed with Post-Effective Amendment No. 17 to this form N-4 Registration Statement (File No. 33-56908) on December 30, 2002.
Note 33.	Filed with Post-Effective No. 20 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2003.
Note 34.	Filed with Post-Effective No. 22 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-56908) on April 28, 2005.
Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed with Post-Effective Amendment No. 27 to this Form N-4 Registration Statement (File No. 33-56908) on April 26, 2006.
Note 40.	Incorporated herein by Reference to Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 41.	Incorporated herein by Reference to Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-131987) on July 19, 2006.
Note 42.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chairman of the Board and President

Ronald L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and Vice President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer, and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Executive Vice President, and Chief Operations Officer

James A. Beardsworth 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Treasurer and Senior Vice President

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets plc

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transemorica Coporation	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

As of 1/1/2007	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSA Merger Sub, Inc.	Delaware	100% AUSA Holding Company	Special purpose

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	Inactive

As of 1/1/2007	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

As of 1/1/2007	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

As of 1/1/2007	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investmetns VII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	100% Garnet Community Investments IX, LLC	Investments

Garnet LIHTC Fund X, LLC	Delaware	100% Garnet Community Investments X, LLC	Investments

Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments

Garnet LIHTC Fund XII, LLC	Delaware	100% Garnet Community Investments XII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	100% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

InterSecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Investment advisor

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

As of 1/1/2007	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

As of 1/1/2007	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Real Estate Alternatives Portfolio 4HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Ins	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

As of 1/1/2007	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

As of 1/1/2007	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Group, Mexico S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Direct Marketing (Thailand), Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remiaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions,Inc.	Minnesota	100% AEGON Financial Services Group,Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns - 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

As of 1/1/2007	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda—will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros De Vida Do Brazil Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

As of 1/1/2007	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica Service Company; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

As of 1/1/2007	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

As of 1/1/2007	Page 12

Item 27.    Number of Policyowners

As of February 28, 2007, there were 8,861 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA WM. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Phillip S. Eckman	(2)	Director
Paula G. Nelson	(3)	Director, Chief Executive Officer and President
Larry N. Norman	(1)	Director
John Mallett	(1)	Director
Linda S. Gilmer	(1)	Executive Vice President – Finance
Frank A. Camp	(1)	Corporate Secretary
Michael W. Brandsma	(3)	Managing Director and Executive Vice President
Jay A. Hewitt	(2)	Managing Director and Executive Vice President
Robert R. Frederick	(1)	Managing Director and Executive Vice President
Lon J. Olejniczak	(1)	Managing Director and Executive Vice President
Courtney A. John	(3)	Chief Compliance Officer
Carol A. Sterlacci		Vice President
Darin D. Smith	(1)	Assistant Vice President
Brenda L. Smith		Assistant Vice President
Priscilla I. Hechler	(4)	Assistant Vice President and Assistant Secretary
Arthur D. Woods	(4)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Frank J. Rosa	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Amy Boyle	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President

(1) 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2) 600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(3) 4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(4) 570 Carillon Parkway, St. Petersburg, FL 33716

(5) 1111 North Charles Street, Baltimore, MD 21201

(c) Compensation to Principal Underwriter:
Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$8,942,672	0	0	0
Transamerica Capital, Inc.	0	0	0	0

(1) Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2) Fiscal Year 2006

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the Aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7: Texas Optional Retirement Program

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 23 day of April, 2007.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Ronald L. Ziegler	Director and Vice President	, 2007

* Craig D. Vermie	Director, Secretary, Senior Vice President, and General Counsel	, 2007

* Larry N. Norman	Director, President, Chairman of the Board (Principal Executive Officer)	, 2007

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	, 2007

* Eric J. Martin	Vice President and Corporate Controller	, 2007

* Brenda K. Clancy	Director, Executive Vice President, and Chief Operations Officer	, 2007

* James A. Beardsworth	Treasurer and Senior Vice President	, 2007

/s/ Darin D. Smith By: Darin D. Smith	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith	April 23, 2007

Registration No. 33-56908

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(3)(a)(4)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement

(8)(o)	Form of Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(14)	Powers of Attorney

*	Page numbers included only in manually executed original.